As filed with the Securities and Exchange Commission on September 6, 2002
                                                 Securities Act File No. 2-29502

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                           Pre-Effective Amendment No.___

                           Post-Effective Amendment No. ___


                        (Check appropriate box or boxes)



                           JOHN HANCOCK CAPITAL SERIES
                           ---------------------------
               (Exact Name of Registrant as Specified in Charter)

                                 (617) 375-1702
                                 --------------
                        (Area Code and Telephone Number)

             101 Huntington Avenue, Boston, Massachusetts 02199-7603
             -------------------------------------------------------
 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                              Susan S. Newton, Esq.
                           John Hancock Advisers, LLC
                              101 Huntington Avenue
                                Boston, MA 02199
                                ----------------
                     (Name and address of agent for service)


Title of Securities Being Registered: Shares of beneficial interest of John Hancock Capital Series.

Approximate Date of Proposed Public Offering: As soon as practicable after the effectiveness of the registration statement.

No filing fee is required because an indefinite number of shares has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. This Registration Statement relates to shares previously registered on Form N-1A (File Nos. 2-29502 and 811-1677).

It is proposed that this filing will become effective on October 7, 2002.

PZENA FOCUSED VALUE FUND
A Series of Professionally Managed Portfolios
830 Third Avenue, 14th Floor
New York, New York 10022

NOTICE OF MEETING OF SHAREHOLDERS
SCHEDULED FOR NOVEMBER 6, 2002

This is the formal agenda for your fund's shareholder meeting (the "Meeting"). It tells you what matters will be voted on and the time and place of the Meeting, in case you want to attend in person.

To the shareholders of Pzena Focused Value Fund ("Pzena Focused Value Fund" or "your fund"):

A shareholder Meeting for your fund will be held at the offices of Hale and Dorr LLP, 300 Park Avenue, New York, N.Y. 10022, on Wednesday, November 6, 2002 at 11:00 a.m., Eastern time, to consider the following:

1. A proposal to approve an Agreement and Plan of Reorganization (the "Agreement") between your fund and John Hancock Classic Value Fund (the "John Hancock Fund"). Under this Agreement, your fund will transfer all of its assets to the John Hancock Fund in exchange for Class A shares of the John Hancock Fund, a newly-created fund with substantially similar investment objectives and policies as your fund. Class A shares of the John Hancock Fund will be distributed to your fund's shareholders in proportion to their holdings on the reorganization date. The John Hancock Fund also will assume your fund's liabilities that are included in the calculation of your fund's net assets at the closing and liabilities with respect to your fund's investment operations that are not required by generally accepted accounting principles to be included in the calculation of net asset value. Your fund's current investment adviser will act as subadviser to the John Hancock Fund. Your board of trustees recommends that you vote FOR this proposal.

2. Any other business that may properly come before the Meeting.

Shareholders of record as of the close of business on September 30, 2002 are entitled to vote at the Meeting and any related follow-up meetings.

Whether or not you expect to attend the Meeting, please complete and return the enclosed proxy card. If shareholders do not return their proxies in sufficient numbers, the fund may be required to make additional solicitations.

                                    By order of the board of trustees,

                                    Chad Fickett
                                    Secretary

October 10, 2002

PROXY STATEMENT OF
PZENA FOCUSED VALUE FUND
(a series of Professionally Managed Portfolios)
830 Third Avenue, 14th Floor
New York, New York 10022
212-355-1600

PROSPECTUS FOR CLASS A SHARES OF
JOHN HANCOCK CLASSIC VALUE FUND
(a series of John Hancock Capital Series)
101 Huntington Avenue
Boston, MA 02199
1-800-225-5291

This proxy statement and prospectus contains the information you should know before voting on the proposed reorganization of Pzena Focused Value Fund ("Pzena Focused Value Fund" or "your fund") into John Hancock Classic Value Fund (the "John Hancock Fund"), an open-end management investment company. Please read it carefully and retain it for future reference.

How the Reorganization Will Work

o Your fund will transfer all of its assets to the John Hancock Fund. The John Hancock Fund will assume your fund's liabilities that are included in the calculation of your fund's net assets at the closing and liabilities with respect to your fund's investment operations that are not required by generally accepted accounting principles to be included in the calculation of net asset value.

o The John Hancock Fund will issue Class A shares to your fund with an aggregate net asset value equal to your fund's assets. Class A shares of the John Hancock Fund will be distributed to your fund's shareholders in proportion to their holdings on the reorganization date. As of the close of the reorganization, you will hold the same number of shares of the John Hancock Fund as you held in your fund immediately before the reorganization and the aggregate net asset value of such shares will be the same as the net asset value of your shares of your fund as of the reorganization date.

o Your fund will be liquidated and you will become a shareholder of the John Hancock Fund.

o John Hancock Advisers, LLC ("JHA") will act as investment adviser to the John Hancock Fund. Your fund's current investment adviser, Pzena Investment Management, LLC ("PIM") will act as subadviser to the John Hancock Fund. JHA has agreed to limit the John Hancock Fund's total operating expenses for Class A shares for at least the next year to 1.35% of average daily net assets.

o The reorganization is not intended to result in income, gain or loss for federal income tax purposes.

An investment in the John Hancock Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Shares of the John Hancock Fund have not been approved or disapproved by the Securities and Exchange Commission. The Securities and Exchange Commission has not passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Why Your Fund's Trustees are Recommending the Reorganization

The trustees of Professionally Managed Portfolios, a Massachusetts business trust of which your fund is a series, believe that reorganizing your fund into an investment company with substantially similar investment policies that is part of the John Hancock family of funds and is subadvised by PIM offers you potential benefits. These potential benefits include:

o Continuity of portfolio management, since PIM will be subadviser to the John Hancock Fund;

o     JHA's experience and resources in managing mutual funds;

o Potential to attract additional assets, which may reduce per share operating expenses in the long-term;

o JHA's commitment for at least one year following the reorganization to limit the total operating expenses of Class A shares of the John Hancock Fund; and

o The exchange privileges offered to shareholders of the John Hancock Fund and the waiver of sales charges on additional purchases of Class A shares of the John Hancock Fund.

      Therefore, the trustees recommend that your fund's shareholders vote FOR the reorganization.

------------------------------------------------------------------------------------------------------------------------------------
Where to Get More Information
------------------------------------------------------------------------------------------------------------------------------------
Your fund's prospectus dated August 28, 2002.               In the same envelope as this proxy statement and prospectus.  This prospectus, which is also on file with the Securities and Exchange
                                                            Commission ("SEC"), is incorporated by reference into this proxy statement and prospectus.
------------------------------------------------------------------------------------------------------------------------------------
The John Hancock Fund's prospectus dated [__________],      In the same envelope as this proxy statement and prospectus.  This
2002.                                                       prospectus, which is also on file with the SEC, is incorporated by reference into this proxy statement and prospectus.
------------------------------------------------------------------------------------------------------------------------------------
Your fund's annual and semiannual reports to shareholders.  Available to you free of charge by calling 1-866-811-0219.  Also on file with the SEC.  See "Available Information."  These reports are incorporated by reference into this proxy statement and prospectus.
------------------------------------------------------------------------------------------------------------------------------------
A statement of additional information dated [_________],    Available to you free of charge by calling 1-800-282-2340.  Also on
2002.  It contains additional information about your fund   file with the SEC.  This statement of additional information is
and the John Hancock Fund.                                  incorporated by reference into this proxy statement and prospectus.
------------------------------------------------------------------------------------------------------------------------------------
To ask questions about this proxy statement and             Call your fund's toll-free telephone number: 1-866-811-0219.
prospectus.
------------------------------------------------------------------------------------------------------------------------------------

      The date of this proxy statement and prospectus is October 10, 2002.

TABLE OF CONTENTS

--------------------------------------------------------------------------------
                                                                            Page
--------------------------------------------------------------------------------
INTRODUCTION
--------------------------------------------------------------------------------
SUMMARY
--------------------------------------------------------------------------------
PROPOSAL TO APPROVE AGREEMENT AND PLAN OF REORGANIZATION
--------------------------------------------------------------------------------
CAPITALIZATION
--------------------------------------------------------------------------------
BOARDS' EVALUATION AND RECOMMENDATION
--------------------------------------------------------------------------------
VOTING RIGHTS AND REQUIRED VOTE
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT JOHN HANCOCK CLASSIC VALUE FUND
--------------------------------------------------------------------------------
MATERIAL PROVISIONS OF THE MANAGEMENT CONTRACTS AND THE
SUB-INVESTMENT MANAGEMENT CONTRACT
--------------------------------------------------------------------------------
JOHN HANCOCK CLASSIC VALUE FUND CLASS A  RULE 12B-1 PLAN
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
INFORMATION CONCERNING THE MEETING
--------------------------------------------------------------------------------
OWNERSHIP OF SHARES OF THE FUNDS
--------------------------------------------------------------------------------
EXPERTS
--------------------------------------------------------------------------------
AVAILABLE INFORMATION
--------------------------------------------------------------------------------
EXHIBIT A - AGREEMENT AND PLAN OF REORGANIZATION                             A-1
--------------------------------------------------------------------------------

INTRODUCTION

This proxy statement and prospectus is being used by your fund's board of trustees to solicit proxies to be voted at a special meeting (the "Meeting") of your fund's shareholders. This Meeting will be held at the offices of Hale and Dorr LLP, 300 Park Avenue, New York, N.Y. 10022, on Wednesday, November 6, 2002 at 11:00 a.m., Eastern time. The purpose of the Meeting is to consider a proposal to approve an Agreement and Plan of Reorganization providing for the reorganization of your fund into the John Hancock Fund, a newly created mutual fund that is not yet operational. You should understand that if you vote in favor of the reorganization of your fund, you are approving a reorganization into a class of shares subject to Rule 12b-1 fees. Although the effect of the Rule 12b-1 fee on the John Hancock Fund's total expenses is partially offset by the lower management fee paid by the John Hancock Fund, the aggregate management and Rule 12b-1 fees paid by the John Hancock Fund are slightly higher than the management fees paid by your fund.

This proxy statement and prospectus is being mailed to your fund's shareholders on or about October 10, 2002.

Who is Eligible to Vote?

Shareholders of record on September 30, 2002 are entitled to attend and vote at the Meeting or any adjourned meeting. Each share is entitled to one vote. Shares represented by properly executed proxies, unless revoked before or at the Meeting, will be voted according to shareholders' instructions. If you sign a proxy but do not fill in a vote, your shares will be voted to approve the Agreement and Plan of Reorganization. If any other business comes before the Meeting, your shares will be voted at the discretion of the persons named as proxies.

SUMMARY

The following is a summary of more complete information appearing later in this proxy statement. You should read carefully the entire proxy statement and the Agreement attached as Exhibit A because they contain details that are not in the summary.

Comparison of Pzena Focused Value Fund to the John Hancock Fund

------------------------------------------------------------------------------------------------------------------------------------
                          Pzena Focused Value Fund                          John Hancock Fund
------------------------------------------------------------------------------------------------------------------------------------
Business                  A non-diversified series of Professionally        A newly organized non-diversified series of John
                          Managed Portfolios, an open-end investment        Hancock Capital Series, an open-end investment
                          management company organized as a Massachusetts   management company organized as a Massachusetts
                          business trust.                                   business trust.
------------------------------------------------------------------------------------------------------------------------------------
Net assets as of          $18.48 million                                    None.  The John Hancock Fund is newly organized and
August 31, 2002                                                             does not expect to commence investment operations
                                                                            until after the reorganization occurs.
------------------------------------------------------------------------------------------------------------------------------------
Investment advisers and   Investment adviser:                               Investment adviser
portfolio managers        Pzena Investment Management, LLC ("PIM")          John Hancock Advisers, LLC (as defined above, "JHA")

                                                                            Investment subadviser:
                                                                            Pzena Investment Management, LLC (as defined above,
                                                                            "PIM")
------------------------------------------------------------------------------------------------------------------------------------
Investment objectives     Each fund seeks long-term growth of capital.

                          The John Hancock Fund's investment objective is non-fundamental and can be changed without shareholder approval.  The Pzena Focused Value Fund's investment objective cannot be changed without shareholder approval.
------------------------------------------------------------------------------------------------------------------------------------
Primary investments       Each fund normally invests at least 80% of its assets in domestic equity securities.
------------------------------------------------------------------------------------------------------------------------------------
Foreign securities        Each fund may invest up to 20% of its net assets in securities of foreign issuers that are not publicly
                          traded in the United States, including depositary receipts.   Each fund may also invest without regard
                          to the 20% limitation in securities of foreign issuers which are listed and traded on a domestic national securities exchange.
------------------------------------------------------------------------------------------------------------------------------------
Other investment          The funds have substantially similar investment policies and fundamental investment restrictions
policies and              (except with respect to the fundamental restrictions relating to diversification described below).
restrictions
------------------------------------------------------------------------------------------------------------------------------------
Investment Strategies     PIM's investment strategy is to identify companies that it believes are currently undervalued relative to the market based on estimated future earnings and cash flows.  Before investing, PIM considers the value of the entire business relative to its price.  PIM views itself as a long-term business investor,
                          rather than stock buyer.   It has applied this strategy to your fund and will continue to do so when managing the John Hancock Fund.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                          Pzena Focused Value Fund                          John Hancock Fund
------------------------------------------------------------------------------------------------------------------------------------
                          In choosing individual securities, PIM screens    In choosing individual securities, PIM screens a
                          a universe consisting of the 1,000 largest        universe of the 500 largest publicly traded U.S.
                          publicly traded U.S. companies.  Today this       companies. Today, this includes companies with market
                          includes companies with market values above       values above approximately $3 billion.
                          approximately $1.2 billion.

                          Using fundamental research and a proprietary      Using fundamental research and a proprietary computer
                          quantitative computer model, PIM ranks these      model, PIM ranks these companies from the cheapest to
                          companies on a daily basis from the cheapest to   the most expensive on the basis of current share
                          the most expensive on the basis of current        price to normal long-term earnings power.  PIM's
                          share price to normal long-term earnings          management team intensively evaluates the cheapest
                          power.  PIM only considers investing in those     companies to construct a portfolio of stocks that
                          companies that rank among the cheapest 20%, and   generally have the following characteristics:
                          systematically rules out an investment in a        o cheap on the basis of current price to normal
                          company where the share price is not among the       level of earnings
                          most attractive.  This systematic process is       o current earnings below normal levels
                          intended to ensure that the fund's portfolio       o sound plan to restore earnings to normal
                          avoids the emotional inputs that can lead to       o sustainable business advantage
                          overvalued securities.
                                                                            PIM approaches sell decisions from the same
                          PIM approaches sales from the same disciplined    disciplined framework.  PIM generally sells a
                          framework.  PIM systematically sells any stock    security when it reaches fair value, there are more
                          that ranks in the bottom 50% of the universe.     attractive opportunities, or there is a change in
                          In addition, if another security is found with    company fundamentals.  On average, PIM expects to
                          return and risk characteristics that are          hold portfolio positions for three years.
                          meaningfully superior to another in the fund's
                          portfolio, PIM will sell earlier.  On average,
                          PIM expects to hold positions for three years.
------------------------------------------------------------------------------------------------------------------------------------
Non-diversification       Neither fund is diversified for the purpose of the Investment Company Act of 1940 (the "Investment
                          Company Act"), although each fund is subject to diversification requirements under the Internal Revenue
                          Code of 1986 (the "Code").  This means that with respect to 50% of its assets, each fund may make larger investments in individual companies than a fund that is diversified.  However, with respect to the other 50% of its assets, each fund may only invest up to 5% of its assets in any individual issuer.  The Pzena Focused Value Fund also has the following fundamental investment restrictions with respect to the first (non-diversified) 50%, the fund may invest only 25% of its assets in any individual issuer.
------------------------------------------------------------------------------------------------------------------------------------
Sales charges             Shares are offered with no sales charges.         The Class A Shares of the John Hancock Fund you
                                                                            receive in the reorganization will not be subject to
                                                                            any sales charge.  Moreover, if you continue to own
                                                                            shares in your own name as of the closing of the
                                                                            reorganization, you may purchase additional Class A
                                                                            shares of the John Hancock Fund in the future without
                                                                            paying any sales charge.

                                                                            Except as described above, Class A shares of the John
                                                                            Hancock Fund are subject to a front-end sales charge
                                                                            of up to 5.00%.  The John Hancock Fund also offers
                                                                            several other classes of shares which are subject to
                                                                            different sales charges and 12b-1 fees, as well as a
                                                                            class of shares for institutional inventors without
                                                                            any sales charges or 12b-1 fees.
------------------------------------------------------------------------------------------------------------------------------------
Management and            Your fund pays an advisory fee equal to 1.00%     The John Hancock Fund will pay JHA a management fee
administration fees,      annually of average daily net assets.  In         equal to 0.85% annually of average daily net assets,
distribution and          addition, your fund pays a separate               which is lower than the advisory fee paid to PIM by
service (12b-1) fee and   administration fee.                               John Hancock Classic Value Fund.  JHA pays the fee of
overall expenses                                                            PIM as the fund's subadviser to the John Hancock
                          Shares of your fund are not subject to a 12b-1    Fund.
                          fee.
                                                                            Class A shares are subject to a 12b-1 fee equal to
                          PIM has contractually agreed to limit your        0.25% annually of average daily net assets.
                          fund's ordinary operating expenses to 1.25% of
                          average daily net assets.  This limit has an      For a period of at least one year following the
                          indefinite duration and may be changed or         reorganization JHA has agreed to limit the John
                          eliminated by PIM only with the consent of your   Hancock Fund's ordinary operating expenses per Class
                          fund's board of trustees.  During the year        A share to 1.35% of average daily net assets.
                          ended April 30, 2002, the fund's total
                          operating expenses per share (before waiver of
                          fees or reimbursement of expenses) were equal
                          to 2.01% of average daily net assets.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                          Pzena Focused Value Fund                          John Hancock Fund
------------------------------------------------------------------------------------------------------------------------------------
Buying shares             You may buy shares directly through your fund's   Subject to sales charges except as noted above (see
                          transfer agent as described in detail in your     "sales charges" above), you may buy shares through your
                          fund's prospectus.                                financial representative or directly through the
                                                                            fund's transfer agent as described in detail in the
                                                                            John Hancock Fund's preliminary prospectus.
------------------------------------------------------------------------------------------------------------------------------------
Exchange privilege        Not applicable.                                   You may exchange shares of the John Hancock Fund
                                                                            without incurring an exchange fee with the more than
                                                                            30 other funds in the John Hancock fund family.  An
                                                                            exchange generally is treated as a sale and a new
                                                                            purchase of shares for federal income tax purposes.
------------------------------------------------------------------------------------------------------------------------------------

Comparison of Principal Risks of Investing in the Funds

Because each fund has substantially the same portfolio management team and substantially similar investment objectives, policies and strategies (except that the John Hancock Fund focuses on companies with larger market capitalizations) the funds are subject to the same principal risks (except as noted below):

The value of an investment in either fund will fluctuate in response to stock market movements.

The management strategy of both funds has a significant influence on fund performance. Both funds focus on value stocks, which could underperform growth stocks. PIM's investment strategy is to seek to identify companies that it believes are currently undervalued relative to the market based on estimated future earnings and cash flows. Stocks in the portfolio of either fund may not increase their earnings at the rate anticipated by fund management.

For the John Hancock Fund, large capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small or medium capitalization stocks.

To the extent a fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money. Because the funds have the ability to take larger positions in a small number of issuers, the funds' share prices may be more volatile than the share price of a diversified fund.

To the extent that a fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o If a fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

o In a down market, higher-risk securities could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

Investments in the funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in either fund.

Other Consequences of the Reorganization

The funds each pay monthly management fees, and the John Hancock Fund pays Rule 12b-1 fees, equal to the following annual percentages of average daily net assets:

--------------------------------------------------------------------------------
Pzena Focused Value Fund      John Hancock Fund           John Hancock Fund
     Management Fee            Management Fee        Combined Management Fee and
                                                       Class A Rule 12b-1 Fee
--------------------------------------------------------------------------------
         1.00%                      0.85%                       1.10%
--------------------------------------------------------------------------------

The annual management fee rate payable by the John Hancock Fund (without giving effect to expense limitations) is lower than the rate paid by your fund. JHA will pay PIM its subadvisory fee. In addition to the advisory fee, your fund pays an administration fee that varies with the size of the fund and was 0.22% of average daily net assets during the fund's most recent fiscal year. JHA will provide these services for approximately 0.02%. Although you may benefit from the John Hancock Fund's reduced management fee rate, you should understand that if you vote in favor of the reorganization, you are approving a reorganization into a class of shares subject to a Rule 12b-1 fee. This fee is equal to 0.25% of the average daily net assets attributable to Class A shares and therefore, when combined with the John Hancock Fund's lower management fee, is higher than your fund's management fee (as shown in the table above).

For its most recent fiscal year, your fund's per share operating expenses were 2.01% of average daily net assets (before waiver of fees or reimbursement of expenses). PIM has contractually agreed to limit your fund's ordinary operating expenses to 1.25% of average daily net assets. However, PIM may only discontinue this expense limitation with the consent of your fund's board of trustees. JHA has agreed to waive, until at least the first anniversary of the closing of the reorganization, all or a portion of its management fee or reimburse the fund to limit the fund's annual ordinary operating expenses (other than taxes, interest and extraordinary expenses) attributable to Class A Shares to 1.35% of average daily net assets. You will benefit if the John Hancock Fund's actual operating expenses are less than 1.25% of average daily net assets due to greater operating efficiencies or economies of scale.

Performance information for the John Hancock Fund is not presented because the fund has not yet commenced operations. As accounting successor to your fund, the John Hancock Fund will assume your fund's historical performance after the reorganization. Although the investment processes are otherwise substantially similar, your fund invests in stocks selected from the largest 1,000 publicly traded U.S. companies, whereas the John Hancock Fund invests in stocks selected from the 500 largest such companies. Accordingly, your fund's past performance does not reflect the John Hancock Fund's greater emphasis on companies with larger market capitalizations.

Set forth below is performance information for your fund. The following performance information indicates some of the risks of investing in your fund. The bar chart shows how your fund's total return has varied from year to year. The table shows your fund's average annual total return (before and after taxes) over time compared with a broad-based market index. Past performance before and after taxes does not indicate future results.

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR CHART IN THE PRINTED
MATERIAL]

                          Calendar Year Total Returns*

1997      24.57
1998      -5.67
1999       0.29
2000      35.88
2001      13.07

Your fund's year-to-date return as of 8/31/02 was -7.97%.

*During the period shown in the bar chart, your fund's highest quarterly return was 30.73% for the quarter ended June 30, 1999 and the lowest quarterly return was -21.97% for the quarter ended September 30, 1998.

Average Annual Total Returns as of December 31, 2001

                                                                                                  Since Inception
                                                                 1 Year           5 Years         (June 24, 1996)
                                                                 ------           -------         ---------------
Pzena Focused Value Fund
     Return Before Taxes                                         13.07%            12.60%             13.41%
     Return After Taxes on Distributions (1)                     12.07%            11.36%             12.26%
     Return After Taxes on Distributions and                      7.99%             9.85%             10.64%
         Sale of Fund Shares (1)
S&P Barra/500 Value Index (2)                                    -11.71%            9.49%             10.96%

----------
(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(2) The S&P Barra/500 Index is an unmanaged capitalization-weighted index of all the stocks on the S&P 500 Index that have low price-to-book ratios. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes.

The Funds' Fees and Expenses

Shareholders of both funds pay various fees and expenses, either directly or indirectly. The table below discusses the fees and expenses that you would pay if you were to buy and hold shares of each fund. The expenses in the table appearing below are based on (i) for your fund, the expenses of your fund for its fiscal year ended April 30, 2002 and (ii) for the John Hancock Fund, the estimated annual expenses of the John Hancock Fund Class A shares. The John Hancock Fund's actual expenses may be greater or less.

-----------------------------------------------------------------------------------------------------------------
                                                                                       Pzena
                                                                                      Focused       John Hancock
                                                                                       Value            Fund
Shareholder transaction fees (paid directly from your investment)                       Fund          Class A
-----------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as a % of purchase price)             none          5.00%(1)
-----------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever        none            none
is less
-----------------------------------------------------------------------------------------------------------------
Redemption Fee                                                                          none          none(2)
-----------------------------------------------------------------------------------------------------------------
Exchange fee as a % of amount exchanged                                                 n/a             none
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Annual fund operating expenses (deducted from fund assets)                             Pzena        John Hancock
(as a % of average net assets)                                                        Focused           Fund
                                                                                     Value Fund       Class A
-----------------------------------------------------------------------------------------------------------------
Management fee                                                                          1.00%          0.85%
-----------------------------------------------------------------------------------------------------------------
Distribution and service                                                                none           0.25%
(12b-1) fee
-----------------------------------------------------------------------------------------------------------------
Other expenses                                                                          1.01%          0.96%
-----------------------------------------------------------------------------------------------------------------
Total fund operating expenses                                                           2.01%          2.06%
-----------------------------------------------------------------------------------------------------------------
Expense reduction (3)                                                                  (0.76)%        (0.71%)(3)
-----------------------------------------------------------------------------------------------------------------
Net fund operating expenses                                                             1.25%          1.35%
-----------------------------------------------------------------------------------------------------------------

(1) As described above, this sales charge does not apply to shares received in the reorganization or any subsequent purchases of the John Hancock Fund Class A shares by shareholders of your fund who become shareholders of the John Hancock Fund through the reorganization.

(2) Except for investments of $1 million or more redeemed within one year.

(3) The expense reduction for the Pzena Focused Value Fund is contractual for an indefinite period of time. The expense reduction for John Hancock Fund is contractual and may not be modified or terminated until the first anniversary of the reorganization.

The hypothetical example below shows what you, as a current shareholder, would pay if you invested $10,000 over the various time periods indicated in each fund. The example assumes that you purchased the shares without a sales charge, reinvested all dividends and that the average annual return was 5%. The example for the John Hancock Fund assumes the expense limitation is in effect for one year. The examples are for comparison purposes only and are not a representation of either fund's actual expenses or returns, either past or future.

--------------------------------------------------------------------------------
Example                                               Pzena        John Hancock
                                                     Focused           Fund
                                                    Value Fund       Class A
--------------------------------------------------------------------------------
Year 1                                                $  127         $   137
--------------------------------------------------------------------------------
Year 3                                                $  397         $   577
--------------------------------------------------------------------------------
Year 5                                                $  686         $ 1,043
--------------------------------------------------------------------------------
Year 10                                              $ 1,511         $ 2,333
--------------------------------------------------------------------------------

PROPOSAL TO APPROVE AGREEMENT AND PLAN OF REORGANIZATION

The Reorganization

o The reorganization is scheduled to occur as of 5:00 p.m., Eastern time, on November 8, 2002, but may occur on any later date before May 31, 2003. Your fund will transfer all of its assets to the John Hancock Fund. The John Hancock Fund will assume your fund's liabilities that are included in the calculation of your fund's net assets at the closing and liabilities with respect to your fund's investment operations that are not required by generally accepted accounting principles to be included in the calculation of net asset value. The net asset value of both funds will be computed as of 4:00 p.m., Eastern time, on the reorganization date.

o The John Hancock Fund will issue to your fund Class A shares with an aggregate net asset value equal to the net assets attributable to your fund's shares. These shares will immediately be distributed to your fund's shareholders in proportion to their holdings on the reorganization date. As a result, your fund's shareholders will end up as shareholders of the John Hancock Fund.

o After the distribution of shares, your fund will be liquidated and terminated as a series of Professionally Managed Portfolios.

o The reorganization is not intended to result in income, gain or loss for federal income tax purposes and will not take place unless both funds receive a satisfactory opinion concerning the tax consequences of the reorganization from Hale and Dorr LLP, counsel to the John Hancock Fund.

Agreement and Plan of Reorganization

The shareholders of your fund are being asked to approve an Agreement and Plan of Reorganization, a copy of which is attached as Exhibit A. The description of the Agreement and Plan of Reorganization contained herein is qualified in its entirety by the attached copy.

Reasons for the Proposed Reorganization

The trustees of your fund believe that the proposed reorganization will be advantageous to the shareholders of your fund for several reasons. The trustees considered the following matters, among others, in approving the proposal.

First, shareholders of your fund will enjoy continuity of portfolio management. Because JHA will retain PIM to act as subadviser to the John Hancock Fund, the portfolio management team of your fund will be the same portfolio management team for the John Hancock Fund. JHA will oversee PIM as subadviser to the John Hancock Fund in accordance with the terms of their Sub-Investment Management Contract.

Second, while PIM will manage the assets of the John Hancock Fund as its subadviser, JHA will be responsible for the overall management of the John Hancock Fund's operations, including supervision of compliance with the investment guidelines and regulatory restrictions. Your fund will benefit from JHA's experience and resources in managing investment companies. At June 30, 2002, JHA managed 59 investment companies, and more than 100 private and institutional accounts with approximately $26 billion in assets. JHA also has significant experience in overseeing funds managed by subadvisers. At June 30, 2002, JHA employed 6 subadvisers, which acted as subadviser for 12 of JHA's mutual funds with approximately [$___] million in assets.

Third, JHA and its affiliates have greater potential for increasing the size of the fund due to JHA's experience in distribution of mutual funds through a broader range of distribution channels than currently available to your fund. Over the long-term, if this potential for a larger asset base is realized, it will reduce the fund's per share operating expenses and increase the portfolio management options available to the fund.

Fourth, For at least the next year JHA has agreed to limit the expenses of Class A shares of the John Hancock Fund to 1.35% of average daily net assets. Even after the termination of the expense limitation, there is potential that the John Hancock Fund's expenses over time will be the same or lower than your fund's current expenses. Although the John Hancock Fund's management fee and Rule 12b-1 fee in the aggregate are 0.10% higher than your fund's current management fee, the long-term asset growth potential, resulting economies of scale and other efficiencies in other expenses could result in lower overall expenses of the John Hancock Fund compared to those of your fund. If, however, the John Hancock Fund's other expenses are not lower than 0.10% of your fund's other expenses and the expense limitation is terminated, overall expenses will be higher than those of your fund.

Fifth, the Class A shares of the John Hancock Fund received in the reorganization will provide your fund's shareholders with substantially the same investment advantages as they currently have, including the ability to purchase future shares without paying a sales charge.

Sixth, the John Hancock Fund is part of a diverse family of mutual funds, with over 40 funds that will be available to your fund's shareholders through exchanges. Your fund is not entitled to any exchange privileges.

The board of trustees of the John Hancock Fund consider that the reorganization presents an excellent opportunity for the John Hancock Fund to acquire substantial investment assets without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to the John Hancock Fund and its shareholders.

The boards of trustees of both funds also considered that each fund's investment adviser, as well as the John Hancock Fund's principal distributor, will benefit from the reorganization. Because the John Hancock Fund will be the accounting successor to your fund and will assume your fund's performance record, JHA expects to be able to increase the John Hancock Fund's assets at a faster rate than would otherwise be possible if it began offering a fund with similar objectives with no historical performance record. Such a growth in asset size benefits JHA by increasing its management fees and accelerating the point at which management of the fund is profitable to JHA. As subadviser to the John Hancock Fund, PIM would similarly benefit from increased assets. In addition, the principal distributor of shares of the John Hancock Fund, John Hancock Funds, LLC (the "Distributor"), will benefit through the adoption of the Class A Rule 12b-1 plan.

Comparative Fees and Expense Ratios. As discussed above, the management fee rates paid by your fund are higher than the rates paid by the John Hancock Fund. The John Hancock Fund's management fee rate of 0.85% of average daily net assets is lower than your fund's management fee rate of 1.00% of average daily net assets. However, the John Hancock Fund's combined management fee and Class A Rule 12b-1 fee are 0.10% higher than your fund's management fee alone. Your fund does not have a Rule 12b-1 Fee. JHA projects that the John Hancock Fund's other expenses during the current fiscal year will be 0.96% of average daily net assets, which is lower than your fund's other expenses of 1.01% of average daily net assets. JHA has agreed until at least the first anniversary of the closing of the reorganization to limit the John Hancock Fund's Class A ordinary operating expenses to 1.35% of average daily net assets, which is 0.10% higher than your fund's annual total expense ratio, after contractual expense reduction, of 1.25% of average daily net assets for the fiscal year ended April 30, 2002.

Certain Agreements between JHA and PIM

In connection with the reorganization, JHA and PIM have entered into an agreement dated as of August 26, 2002 (the "Master Agreement"), which provides, among other things, that JHA shall retain PIM as subadviser of the John Hancock Fund pursuant to a subadvisory agreement with JHA (the "Sub-Investment Management Contract"). The terms of the Sub-Investment Management Contract with PIM are discussed under "Material Provisions of the Management Contracts and the Sub-Investment Management Contract - Sub-Investment Management Contract."

Tax Status of the Reorganization

The reorganization is not intended to result in income, gain or loss for United States federal income tax purposes and will not take place unless both funds receive a satisfactory opinion from Hale and Dorr LLP, counsel to the John Hancock Fund, substantially to the effect that the reorganization described above will be a "reorganization" within the meaning of Section 368(a) of the Code.

As a result, for federal income tax purposes:

o No gain or loss will be recognized by your fund upon (1) the transfer of all of its assets to the John Hancock Fund as described above or (2) the distribution by your fund of the John Hancock Fund shares to your fund's shareholders;

o No gain or loss will be recognized by the John Hancock Fund upon the receipt of your fund's assets solely in exchange for the issuance of the John Hancock Fund shares to your fund and the assumption of your fund's liabilities by the John Hancock Fund;

o The basis of the assets of your fund acquired by the John Hancock Fund will be the same as the basis of those assets in the hands of your fund immediately before the transfer;

o The tax holding period of the assets of your fund in the hands of the John Hancock Fund will include your fund's tax holding period for those assets;

o You will not recognize gain or loss upon the exchange of your shares of your fund solely for the John Hancock Fund shares as part of the reorganization;

o The basis of the John Hancock Fund shares received by you in the reorganization will be the same as the basis of your shares of your fund surrendered in exchange; and

o The tax holding period of the John Hancock Fund shares you receive will include the tax holding period of the shares of your fund surrendered in the exchange, provided that the shares of your fund were held as capital assets on the date of the exchange.

In rendering such opinions, counsel shall rely upon, among other things, reasonable assumptions as well as representations of your fund and the John Hancock Fund.

No tax ruling has been or will be received from the Internal Revenue Service ("IRS") in connection with the reorganization. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position.

You should consult your tax adviser for the particular tax consequences to you of the transaction, including the applicability of any state, local or foreign tax laws.

Additional Terms of Agreement and Plan of Reorganization

Surrender of Share Certificates. If your shares are represented by one or more share certificates before the reorganization date, you must either surrender the certificates to your fund or deliver to your fund a lost certificate affidavit, in the form and accompanied by the surety bonds that your fund may require (collectively, an "Affidavit"). On the reorganization date, all certificates that have not been surrendered will be canceled, will no longer evidence ownership of your fund's shares and will evidence ownership of the John Hancock Fund's shares. Shareholders may not redeem or transfer John Hancock Fund shares received in the reorganization until they have surrendered their fund share certificates or delivered an Affidavit. The John Hancock Fund will not issue share certificates in the reorganization.

Conditions to Closing the Reorganization. The obligation of your fund to consummate the reorganization is subject to the satisfaction of certain conditions, including the performance by the John Hancock Fund of all its obligations under the Agreement and the receipt of all consents, orders and permits necessary to consummate the reorganization (see Sections 6 and 8 of the Agreement, attached as Exhibit A).

The obligation of the John Hancock Fund to consummate the reorganization is subject to the satisfaction of certain conditions, including your fund's performance of all of its obligations under the Agreement, the receipt of certain documents and financial statements from your fund and the receipt of all consents, orders and permits necessary to consummate the reorganization (see Sections 7 and 8 of the Agreement, attached as Exhibit A).

The obligations of both funds are subject to the approval of the Agreement by the necessary vote of the outstanding shares of your fund, in accordance with the provisions of your fund's declaration of trust and by-laws. The funds' obligations are also subject to the receipt of a favorable opinion of Hale and Dorr LLP as to the federal income tax consequences of the reorganization. (see
Section 8 of the Agreement, attached as Exhibit A).

Termination of Agreement. The board of either your fund or the John Hancock Fund may terminate the Agreement (even if the shareholders of your fund have already approved it) at any time before the reorganization date, if that board believes that proceeding with the reorganization would no longer be advisable.

Expenses of the Reorganization. JHA will pay all expenses incurred in connection with the reorganization (including, but not limited to, the preparation of your fund's proxy statement and solicitation) up to $200,000. Beyond that amount, each fund shall bear its own expenses in connection with the reorganization.

CAPITALIZATION

The following table sets forth the capitalization of each fund as of December 31, 2001, and the pro forma combined capitalization of both funds as if the reorganization had occurred on that date. This table reflects the pro forma ratios of one Class A share of the John Hancock Fund being issued for each share of your fund. The exchange ratio will remain 1:1 on the closing date of the reorganization.

--------------------------------------------------------------------------------------------------------------
                                                            December 31, 2001
--------------------------------------------------------------------------------------------------------------
                                                                                          John Hancock
                                                               John Hancock            Classic Value Fund
                             Pzena Focused Value            Classic Value Fund           Class A shares
                                    Fund                      Class A shares                Pro Forma
--------------------------------------------------------------------------------------------------------------
Net Assets                         $14.0 million                   N/A                    $14.0 million
--------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share             $16.68                       N/A                       $16.68
--------------------------------------------------------------------------------------------------------------
Shares Outstanding                    838,901                      N/A                       838,901
--------------------------------------------------------------------------------------------------------------

It is impossible to predict how many shares of the John Hancock Fund will actually be received and distributed by your fund on the reorganization date. The table should not be relied upon to determine the amount of the John Hancock Fund's shares that will actually be received and distributed.

BOARDS' EVALUATION AND RECOMMENDATION

For the reasons described above, the board of trustees of your fund, including the trustees who are not "interested persons" of your fund or PIM ("independent trustees"), approved the reorganization. In particular, the board of trustees determined that the reorganization is in the best interests of your fund. Similarly, the board of trustees of the John Hancock Fund, including its independent trustees, approved the reorganization. They also determined that the reorganization is in the best interests of the John Hancock Fund.

The trustees of your fund recommend that the shareholders of your fund vote FOR the proposal to approve the Agreement and Plan of Reorganization.

VOTING RIGHTS AND REQUIRED VOTE

Each share of your fund is entitled to one vote and each fractional share shall be entitled to a proportionate fractional vote. A quorum is required to conduct business at the Meeting. The presence in person or by proxy of shareholders entitled to cast 40% of the votes entitled to be cast at the Meeting will constitute a quorum. The favorable vote of a majority of the outstanding shares of your fund is required for approval of the proposal.

-----------------------------------------------------------------------------------------------------------------------------------
Shares                        Quorum                        Voting
-----------------------------------------------------------------------------------------------------------------------------------
In General                    All shares "present" in       Shares "present" in person will be voted in person at the Meeting.
                              person or by proxy are        Shares present by proxy will be voted in accordance with
                              counted towards a quorum.     instructions.
-----------------------------------------------------------------------------------------------------------------------------------
Broker Non-Vote (where the    Considered "present" at       Broker non-votes do not count as a vote "for" and effectively result
underlying holder has not     Meeting for purposes of       in a vote "against."
voted and the broker does     quorum
not have discretionary
authority to vote the
shares)
-----------------------------------------------------------------------------------------------------------------------------------
Proxy with No Voting          Considered "present" at       Voted "for" the proposal.
Instruction (other than       Meeting for purposes of
Broker Non-Vote)              quorum
-----------------------------------------------------------------------------------------------------------------------------------
Vote to Abstain               Considered "present" at       Abstentions do not constitute a vote "for" and effectively result in
                              Meeting for purposes of       a vote "against."
                              quorum
-----------------------------------------------------------------------------------------------------------------------------------

If the required approval of shareholders is not obtained, the Meeting may be adjourned as more fully described in this proxy statement and prospectus. Your fund will continue to engage in business as a separate mutual fund and the board of trustees will consider what further action may be appropriate.

ADDITIONAL INFORMATION ABOUT JOHN HANCOCK CLASSIC VALUE FUND

Investment Adviser

JHA is the investment adviser to the John Hancock Fund. JHA, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and has approximately $26 billion in assets under management as of June 30, 2002 in its capacity as investment adviser to the funds in the John Hancock group of funds, as well as retail and institutional privately managed accounts.

JHA is an indirect, wholly-owned subsidiary of John Hancock Life Insurance Company (formerly John Hancock Mutual Life Insurance Company)(the "Life Company"), a Massachusetts life insurance company chartered in 1862, with national headquarters at John Hancock Place, Boston, Massachusetts. The Life Company is wholly owned by John Hancock Financial Services, Inc., a Delaware corporation organized in 2000. The Life Company is one of the most recognized and respected financial institutions in the nation. With total assets under management of approximately $100 billion, the Life Company is one of the ten largest life insurance companies in the United States, and carries a high rating from Standard & Poor's and A.M. Best. Founded in 1862, the Life Company has been serving clients for over 130 years.

The board of trustees of the John Hancock Fund is responsible for overseeing the performance of the fund's investment adviser and subadviser and determining whether to approve and renew the fund's investment management contract and the sub-investment management contract. For a discussion of these contracts, see "Material Provisions of the Management Contracts and the Sub-Investment Management Contract" below.

Investment Subadviser

PIM will serve as the John Hancock Fund's investment subadviser and is located at 830 Fifth Avenue, 14th Floor, New York, New York 10022. PIM has been providing investment advisory services since 1995 and is controlled by Mr. Richard S. Pzena. PIM provides investment advisory services to individual and institutional investors with assets under management of $3.1 billion as of August 31, 2002. PIM has been the investment adviser to your fund since it commenced operations.

MATERIAL PROVISIONS OF THE MANAGEMENT CONTRACT AND THE SUB-INVESTMENT MANAGEMENT CONTRACT

Management Contract - Pzena Focused Value Fund

The following is a summary of the material terms of the your fund's existing investment advisory agreement with PIM (the "PIM Management Contract").

Services. Under the PIM Management Contract, PIM provides your fund with advice on buying and selling securities, broker-dealer selection, and negotiation of brokerage commission rates. In addition to managing the investments of the fund, PIM furnishes office space and facilities, equipment and clerical personnel necessary for carrying out its duties under the PIM Management Contract and pays all compensation of any trustees, officers and employees of the fund who are affiliated persons of PIM. All operating costs and expenses relating to the fund not expressly assumed by PIM under the PIM Management Contract are paid by the fund.

Compensation. As compensation under the PIM Management Contract, the fund pays PIM a monthly investment advisory fee (accrued daily) based upon the average daily net assets of the fund at the rate of 1.00% annually. For the fiscal year ended April 30, 2002, your fund incurred $148,188 in advisory fees.

PIM has contractually agreed to reduce its fees and/or pay expenses of your fund to ensure that your fund's aggregate annual operating expenses (excluding interest and tax expenses) will not exceed 1.25% of the fund's average daily net assets. PIM is permitted to be reimbursed for fee reductions and/or expense payments if the fund's expenses are less than the agreed limit. The board of trustees may terminate this expense reimbursement at any time. For the fiscal year ended April 30, 2002, PIM waived $104,790 pursuant to the expense limitation.

Term. The PIM Management Contract continues in effect for successive annual periods, subject to the annual approval of its continuance as described below under "Termination, Continuance and Amendment."

Termination, Continuance and Amendment. The PIM Management Contract continues from year to year subject to approval of its continuance at least annually by the vote of (1) the board of trustees (or a majority of the outstanding shares of your fund), and (2) a majority of your fund's independent trustees, in each case cast in person at a meeting called for the purpose of voting on such approval. The PIM Management Contract may be terminated at any time, without penalty, by either party to the agreement upon 60 days' written notice, provided that such termination by the fund is approved by the vote of (1) the majority of trustees, or

(2) the majority of outstanding shares of the fund. The PIM Management Contract is automatically terminated in the event of its "assignment," as defined in the Investment Company Act. The PIM Management Contract was last approved by the board of trustees at a meeting called for that purpose on May 20, 2002.

Management Contract - the John Hancock Fund

The following is a summary of the material terms of the John Hancock Fund's investment management contract with JHA (the "JHA Management Contract").

Services. Under the JHA Management Contract, JHA, subject to the direction of the trustees, provides the fund with a continuous investment program for the management of its assets, consistent with the fund's investment objective and policies. JHA provides for such investment program through the retention of PIM as subadviser. In addition, JHA:

o pays the fee of PIM as subadviser and supervises PIM's activities as subadviser;

o advises the fund in connection with policy decisions to be made by the trustees;

o     provides day-to-day administration; and

o provides required reports and recommendations to the trustees and maintains the records of the fund.

JHA provides the fund with office space, supplies and other facilities required for the business of the fund. JHA pays the compensation of all officers and employees of the fund and pays the expenses of clerical services related to the administration of the fund. Other than expenses specifically assumed by JHA, all expenses incurred in the continuing operation of the fund are borne by the fund, including fees of the independent trustees and all fees of lawyers and accountants.

         Compensation. The John Hancock Fund pays an investment management fee, paid daily, to JHA equal on an annual basis to 0.85% of the average daily net assets of the fund. Because the fund is not yet operational and does not expect to be operational until the consummation of the reorganization, the fund has not paid management fees in the past.

As described above, JHA has agreed until at least the first anniversary of the closing of the reorganization to reduce its fees and/or pay expenses of the John Hancock Fund to ensure that the fund's aggregate annual ordinary operating expenses (excluding interest, tax expenses and other extraordinary items) will not exceed 1.35% of the fund's average daily net assets.

Term. The JHA Management Contract will take effect on the closing date of the reorganization and will remain in effect for two years. Thereafter, the JHA Management Contract will continue in effect from year to year subject to the annual approval of its continuance as described below under "Termination, Continuance and Amendment."

Limitation of Liability. The JHA Management Contract provides that JHA is not liable for any error of judgment or mistake of law or for any loss suffered by the fund in connection with the matters to which the respective contract relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the JHA in the performance of its duties or from the reckless disregard of its obligations and duties under the contract.

Termination, Continuance and Amendment. Except as described above the JHA Management Contract continues from year to year subject to annual approval of its continuance by a majority of the independent trustees, cast in person at a meeting called for the purpose of voting on such approval, and annual approval by either (a) the fund's trustees, or (b) a majority of the fund's outstanding voting securities, as defined in the Investment Company Act. The contract may be terminated at any time without penalty on 60 days' written notice by the trustees, by a vote of a majority of the fund's outstanding voting securities, or by JHA. The contract terminates automatically in the event of its assignment or in the event that JHA ceases to act as the fund's investment adviser.

Use of Name "John Hancock." Under the JHA Management Contract, if JHA ceases to act as the fund's investments adviser, the fund (to the extent that it lawfully can) must cease to use the name " John Hancock Classic Value Fund" or any name derived from the name "John Hancock" or any other name indicating that the fund is advised by or otherwise associated with JHA.

Sub-Investment Management Contract - the John Hancock Fund

PIM will serve as subadviser to the John Hancock Fund pursuant to a sub-investment management contract among the fund, JHA and PIM (the "Sub-Investment Management Contract"). The following is a summary of certain of the material terms of the Sub-Investment Management Contract.

Services. Under the Sub-Investment Management Contract PIM will, at its own expense:

o furnish JHA and the fund with investment management and advisory services with respect to the purchase, holding and disposition of portfolio securities;

o at JHA's request, consult with JHA and the fund as to exercise of voting rights, subscription rights, rights to consent to corporate action and any other rights pertaining to the fund's assets;

o furnish JHA and the fund with research, economic and statistical data in connection with the fund's investments and investment policies;

o submit reports relating to the valuation of the fund's securities and monitor valuations in accordance with the fund's valuation procedures;

o make reports of PIM's performance of its services and compliance with applicable statutory and regulatory requirements;

o maintain certain books and records with respect to the fund's securities transactions; and

o cooperate with and provide reasonable assistance to JHA, the fund, and the fund's other agents and representatives with respect to requests for information and preparation of regulatory filings and reports.

PIM is required to place all trades for the John Hancock Fund through JHA's trading desk. JHA shall have complete authority to determine the brokers or dealers through which any trade by the fund is placed and as to the timing and manner of the execution of any such trade.

Compensation. JHA will pay PIM a quarterly fee equal on an annual basis to the following percentages of the fund's average daily net assets:

o 0.4250% with respect to the first $500,000,000 of the average daily net asset value of the fund;

o 0.3825% with respect to the average daily net asset value of the fund in excess of $500,000,000 up to $1,000,000,000;

o 0.3400% with respect to the average daily net asset value of the fund in excess of $1,000,000,000 up to $1,500,000,000;

o 0.2975% of the average daily net asset value of the fund in excess of $1,500,000,000 up to $2,000,000,000; and

o 0.2550% of the average daily net asset value of the fund in excess of $2,000,000,000.

During the first year of the agreement, JHA has agreed to pay PIM a minimum fee under the Sub-Investment Management Contract of $150,000.

Limitation of Liability. The Sub-Investment Management Contract provides that PIM shall not be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses) incurred or suffered by JHA, the fund or any of their affiliates as a result of any error of judgment or mistake of law by PIM with respect to the fund, except that PIM shall be liable for and shall indemnify JHA and the fund from any loss arising out of or based on (i) PIM's negligence or willful conduct causing the fund to be in violation of any applicable federal or state law, rule or regulation or any investment policy or restriction set forth in the fund's prospectus or statement of additional information or any written policies, procedures, guidelines or instructions provided in writing to PIM by the trustees of the fund or JHA, (ii) PIM's negligence or willful conduct causing the fund to fail to satisfy the requirements for qualification as a regulated investment company under the Code, or (iii) PIM's willful misfeasance, bad faith or gross negligence generally in the performance of its duties hereunder or its reckless disregard of its obligations and duties under the Sub-Investment Management Contract.

Term, Termination. The Sub-Investment Management Contract shall remain in force until June 30, 2007, provided its continuance is approved prior to June 30, 2004 and annually thereafter as required by the Investment Company Act. The Sub-Investment Management Contract may be terminated at any time on 10 days' written notice without penalty by (a) JHA, (b) the John Hancock Fund's board of trustees, or (c) a majority of the John Hancock Fund's outstanding voting securities, as defined in the Investment Company Act, and may be terminated upon 30 days written notice by PIM. Termination of the Sub-Investment Management Contract with respect to the John Hancock Fund shall not be deemed to terminate or otherwise invalidate any provisions of any contract between PIM and any other series of the John Hancock Capital Series. The Sub-Investment Management Contract shall automatically terminate in the event of its assignment or upon termination of the JHA Management Contract.

JOHN HANCOCK CLASSIC VALUE FUND CLASS A RULE 12b-1 PLAN

As described above, the John Hancock Fund has adopted a Rule 12b-1 plan for its Class A shares (the "Plan"). Because the 12b-1 fees payable under the Plan are an ongoing expense, over time they may increase the cost of your investment and your shares may cost more than shares that are not subject to a distribution or service fee or sales charge.

Compensation and Services. Under the Plan, the John Hancock Fund will pay distribution and service fees at an aggregate annual rate of up to 0.25% of the John Hancock Fund's average daily net assets attributable to Class A shares. The distribution fee will be used to reimburse the John Hancock Funds, LLC (the "Distributor") for its distribution expenses, including but not limited to: (i) initial and ongoing sales compensation to selling brokers and others (including affiliates of the Distributor) engaged in the sale of the John Hancock Fund shares; and (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of the John Hancock Fund shares. The service fees will be used to compensate selling brokers and others for providing personal and account maintenance services to shareholders. In the event that the Distributor is not fully reimbursed for payments or expenses incurred under the Plan, these expenses will not be carried beyond twelve months from the date they were incurred. Because the John Hancock Fund is not yet operational and does not expect to be operational until the consummation of the reorganization, the John Hancock Fund has not paid Rule 12b-1fees in the past.

Trustee Approval and Oversight. The Plan was approved by the board of trustees of the John Hancock Fund, including a majority of the John Hancock Fund's independent trustees, by votes cast in person at meetings called for the purpose of voting on the Plan on August 27, 2002. Pursuant to the Plan, at least quarterly, the Distributor will provide the fund with a written report of the amounts expended under the Plan and the purpose for which these expenditures were made. The trustees review these reports on a quarterly basis to determine their continued appropriateness.

Term and Termination. The Plan provides that it will continue in effect only so long as its continuance is approved at least annually by a majority of both the John Hancock Fund's board of trustees and the independent trustees. The Plan provides that it may be terminated without penalty, (a) by the vote of a majority of the John Hancock Fund's board of trustees, independent trustees, or by a vote of a majority of the John Hancock Fund's outstanding Class A shares or
(b) by the Distributor upon 60 days' written notice to the fund. The Plan further provides that it may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding Class A shares of the John Hancock Fund. The Plan provides, that no material amendment to the Plan will be effective unless it is approved by a majority vote of the trustees and the independent trustees. The holders of Class A shares have exclusive voting rights with respect to the Plan. In adopting the Plan, the board of trustees concluded that, in their judgment, there is a reasonable likelihood that the Plan will benefit the holders of the applicable class of shares of the John Hancock Fund.

Joint Expenditures. Amounts paid to the Distributor under the Plan will not be used to pay the expenses incurred with respect to any other class of shares; provided, however, that expenses attributable to the John Hancock Fund as a whole will be allocated, to the extent permitted by law, according to a formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of the board of trustees. From time to time, the John Hancock Fund may participate in joint distribution activities with other funds and the costs of those activities will be borne by each fund in proportion to the relative net asset value of the participating fund.

FINANCIAL HIGHLIGHTS

This table shows Pzena Focused Value Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single fund share. "Total return" shows how much your investment in the Pzena Focused Value Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. This information has been audited by Tait, Weller & Baker, the fund's independent auditors. Their report and Pzena Focused Value Fund's financial statements are included in its Annual Report, which is available upon request.

For a capital share outstanding throughout each year

                                                               Year Ended April 30,
                                           ------------------------------------------------------------
                                             2002         2001         2000         1999         1998
                                           --------     --------     --------     --------     --------
Net asset value, beginning of year         $  16.08     $  11.63     $  11.83     $  14.40     $  11.56
                                           --------     --------     --------     --------     --------

Income from investment operations:
   Net investment income (loss)                0.05         0.02        (0.06)       (0.05)       (0.03)
   Net realized and unrealized
     gain (loss) on investments                2.42         4.43         0.19        (2.02)        3.93
                                           --------     --------     --------     --------     --------

Total from investment operations               2.47         4.45         0.13        (2.07)        3.90
                                           --------     --------     --------     --------     --------

Less Distributions:
   From net investment income                 (0.06)          --           --           --           --
   From net capital gain                      (0.33)          --        (0.33)       (0.50)       (1.06)
                                           --------     --------     --------     --------     --------

Total distributions                           (0.39)          --        (0.33)       (0.50)       (1.06)
                                           --------     --------     --------     --------     --------

Net asset value, end of year               $  18.16     $  16.08     $  11.63     $  11.83     $  14.40
                                           ========     ========     ========     ========     ========

Total return                                  15.67%       38.26%        1.34%      (14.03%)      35.10%

Ratios/supplemental data:
Net assets, end of year (millions)         $   21.5     $   11.4     $    5.3     $    7.2     $    9.7

Ratio of expenses to average net assets:
   Before fees waived and                      2.01%        2.81%        2.99%        2.60%        2.69%
     expenses absorbed
   After fees waived and                       1.25%        1.75%        1.75%        1.75%        1.75%
     expenses absorbed
Ratio of net investment income (loss) to
   average net assets:
   Before fees waived and                     (0.42%)      (0.84%)      (1.71%)      (1.26%)      (1.26%)
     expenses absorbed
   After fees waived and                       0.34%        0.22%       (0.47%)      (0.41%)      (0.32%)
     expenses absorbed
Portfolio turnover rate                       38.03%       78.22%       50.07%       47.14%       53.95%

INFORMATION CONCERNING THE MEETING

Solicitation of Proxies

In addition to the mailing of these proxy materials, proxies may be solicited by telephone, by fax or in person by the trustees, officers and employees of your fund; by personnel of your fund's investment adviser, PIM and your fund's transfer agent, Orbitex Data Services, Inc., by the John Hancock Fund's transfer agent, John Hancock Signature Services, Inc., ("JHSS ") or by broker-dealer ?rms. JHSS, together with a third party solicitation firm, has agreed to provide proxy solicitation services to your fund at a cost of approximately $1,500.00, to be paid by JHA.

Revoking Proxies

A Pzena Focused Value Fund shareholder signing and returning a proxy has the power to revoke it at any time before it is exercised:

o By filing a written notice of revocation with your fund's transfer agent, Orbitex Data Services, Inc., P.O. Box 542007, Omaha, NE 68154-1952, or

o By returning a duly executed proxy with a later date before the time of the Meeting, or

o If a shareholder has executed a proxy but is present at the Meeting and wishes to vote in person, by notifying the secretary of your fund (without complying with any formalities) at any time before it is voted.

Being present at the Meeting alone does not revoke a previously executed and returned proxy.

Outstanding Shares and Quorum

As of September 30, 2002, [_______________] shares of beneficial interest of your fund were outstanding. Only shareholders of record on September 30, 2002 (the "record date") are entitled to notice of and to vote at the Meeting. The presence in person or by proxy of shareholders of your fund entitled to cast 40% of the votes entitled to be cast at the Meeting will constitute a quorum.

Other Business

Your fund's board of trustees knows of no business to be presented for consideration at the Meeting other than the proposal. If other business is properly brought before the Meeting, proxies will be voted according to the best judgment of the persons named as proxies.

Adjournments

If, by the time scheduled for the Meeting, a quorum of shareholders is not present or if a quorum is present but sufficient votes "for" the proposal have not been received, the persons named as proxies may propose one or more adjournments of the Meeting to another date and time, and the Meeting may be held as adjourned within a reasonable time after the date set for the original Meeting without further notice. Any such adjournment will require the affirmative vote of a majority of the votes cast on the question in person or by proxy at the session of the Meeting to be adjourned. The persons named as proxies will vote all proxies in favor of the adjournment that voted in favor of the proposal or that abstained. They will vote against such adjournment those proxies required to be voted against the proposal. Broker non-votes will be disregarded in the vote for adjournment. If the adjournment requires setting a new record date or the adjournment is for more than 60 days from the date set forth the original Meeting (in which case the board of trustees of your fund will set a new record date), your fund will give notice of the adjourned meeting to its shareholders.

Telephone Voting

In addition to soliciting proxies by mail, by fax or in person, your fund may also arrange to have votes recorded by telephone by officers and employees of your fund or by personnel of the adviser or transfer agent or a third party solicitation firm. The telephone voting procedure is designed to verify a shareholder's identity, to allow a shareholder to authorize the voting of shares in accordance with the shareholder's instructions and to confirm that the voting instructions have been properly recorded. If these procedures were subject to a successful legal challenge, these telephone votes would not be counted at the Meeting. Your fund has not obtained an opinion of counsel about telephone voting, but is currently not aware of any challenge.

o A shareholder will be called on a recorded line at the telephone number in the fund's account records and will be asked to provide the shareholder's social security number or other identifying information.

o The shareholder will then be given an opportunity to authorize proxies to vote his or her shares at the Meeting in accordance with the shareholder's instructions.

o To ensure that the shareholder's instructions have been recorded correctly, the shareholder will also receive a confirmation of the voting instructions by mail.

o A toll-free number will be available in case the voting information contained in the confirmation is incorrect.

o If the shareholder decides after voting by telephone to attend the Meeting, the shareholder can revoke the proxy at that time and vote the shares at the Meeting.

Internet Voting

You will also have the opportunity to submit your voting instructions via the internet by utilizing a program provided through a vendor. Voting via the internet will not affect your right to vote in person if you decide to attend the Meeting. Do not mail the proxy card if you are voting via the internet. To vote via the internet , you will need the __ digit "control number" that appears on your proxy card. These Internet voting procedures are designed to authenticate shareholder identities, to allow shareholders give their voting instructions, and to confirm that shareholders instructions have been recorded properly. If you are voting via the internet you should understand that there may be costs associated with electronic access, such as usage charges from internet access providers and telephone companies, that must be borne by you.

o     Read the proxy statement and have your proxy card at hand.

o     Go to the Web site www.proxyweb.com.

o     Enter control number found on your proxy card.

o Follow the simple instructions on the Web site. Please call us at 1-800-225-5291 if you have any problems.

o To insure that your instructions have been recorded correctly you will receive a confirmation of your voting instructions immediately after your submission and also by e-mail if chosen.

Shareholders' Proposals

Your fund is not required, and does not intend, to hold meetings of shareholders each year. Instead, meetings will be held only when and if required. Any shareholders desiring to present a proposal for consideration at the next meeting for shareholders must submit the proposal in writing, so that it is received by the your fund at 830 Fifth Avenue, New York, New York 10022 within a reasonable time before any meeting. If the reorganization is completed, your fund will not hold another shareholder meeting.

OWNERSHIP OF SHARES OF THE FUNDS

To the knowledge of your fund, as of July 31, 2002, the following persons owned of record or beneficially 5% or more of the outstanding shares of Pzena Focused Value Fund. No shares of the John Hancock Fund were outstanding as of that date.

-------------------------------------------------------------------------------
Name and Address                         % Ownership*         Type of Ownership
-------------------------------------------------------------------------------

Bank of America                             10.00%                 Record
P.O. Box 831575
Dallas, TX 75283-1575

BNY Clearing Services
P.O. Box 1066, Wall Street Station,          8.41%                 Record
New York, NY  10268

Security Trust Company                       6.35%                 Record
2390 E. Camelback Rd., Suite 240
Phoenix, AZ  85016

* Percentage ownership also represents pro-forma percentage ownership of the John Hancock Fund.

As of September 30, 2002, the trustees and officers of your fund and the trustees and officers of the John Hancock Fund, each as a group, owned in the aggregate less than 1% of the outstanding shares of their respective funds.

EXPERTS

The financial statements and the financial highlights of Pzena Focused Value Fund for the fiscal year ended April 30, 2002 are incorporated by reference into this proxy statement and prospectus. The financial statements and financial highlights for Pzena Focused Value Fund have been independently audited by Tait, Weller & Baker as stated in their reports appearing in the statement of additional information. These financial statements and financial highlights have been included in reliance on their reports given on their authority as experts in accounting and auditing.

AVAILABLE INFORMATION

Pzena Focused Value Fund is and the John Hancock Fund will be subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act and file reports, proxy statements and other information with the SEC. These reports, proxy statements and other information filed by the funds can be inspected and copied (for a duplication fee) at the public reference facilities of the SEC at 450 Fifth Street, N.W., Washington, D.C., and at the Midwest Regional Office (500 West Madison Street, Suite 1400, Chicago, Illinois). Copies of these materials can also be obtained by mail from the Public Reference Section of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates. In addition, copies of these documents may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

                                                                       EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made this ___ day of _______, 2002, by and between John Hancock Capital Series, a Massachusetts business trust (the "Acquiring Trust"), on behalf of John Hancock Classic Value Fund (the "Acquiring Fund"), a series of the Acquiring Trust with its principal place of business at 101 Huntington Avenue, Boston, Massachusetts 02199, and Professionally Managed Portfolios (formerly Avondale Investment Trust), a Massachusetts business trust (the "Trust"), on behalf of Pzena Focused Value Fund (the "Acquired Fund"), a series of the Trust with its principal place of business at 830 Third Avenue, 14th Floor, New York, New York 10022. The Acquiring Fund and the Acquired Fund are sometimes referred to collectively herein as the "Funds" and individually as a "Fund."

This Agreement is intended to be and is adopted as a plan of "reorganization" as such term is used in Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of (1) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for (A) the issuance of Class A shares of beneficial interest of the Acquiring Fund (collectively, the "Acquiring Fund Shares" and each, an "Acquiring Fund Share") to the Acquired Fund, and (B) the assumption by the Acquiring Fund of (i) the liabilities of the Acquired Fund that are included in the calculation of net asset value ("NAV") on the Closing Date set forth below (the "Closing Date") and (ii) the liabilities of the Acquired Fund on the Closing Date with respect to its investment operations that are both (a) not required by generally accepted accounting principles ("GAAP") to be included in the calculation of NAV and (b) are consistent with liabilities incurred by registered management investment companies in the ordinary course of their businesses (i.e., not including any extraordinary obligations, including, but not limited to legal proceedings, shareholder claims and distribution payments) (collectively, the "Assumed Liabilities"), and (2) the distribution by the Acquired Fund, on or promptly after the Closing Date as provided herein, of the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation and termination of the Acquired Fund, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, Acquiring Trust and the Trust are each registered investment companies classified as management companies of the open-end type, and the Acquired Fund owns securities that are generally assets of the character in which the Acquiring Fund is permitted to invest.

WHEREAS, the Acquiring Fund is authorized to issue shares of beneficial interest.

WHEREAS, the Board of Trustees of the Acquiring Trust has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares, and the assumption of the Assumed Liabilities of the Acquired Fund by the Acquiring Fund are in the best interests of the Acquiring Fund shareholders.

WHEREAS, the Board of Trustees of the Trust has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares, and the assumption of the Assumed Liabilities of the Acquired Fund by the Acquiring Fund are in the best interests of the Acquired Fund shareholders.

NOW, THEREFORE, in consideration of the premises of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES AND ASSUMPTION OF THE ASSUMED LIABILITIES; LIQUIDATION AND TERMINATION OF THE ACQUIRED FUND.

1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund will transfer all of its assets as set forth in Paragraph 1.2 (the "Acquired Assets") to the Acquiring Fund free and clear of all liens and encumbrances (other than those arising under the Securities Act of 1933, as amended (the "Securities Act"), liens for taxes not yet due and contractual restrictions on the transfer of the Acquired Assets) and the Acquiring Fund agrees in exchange therefor: (i) to issue to the Acquired Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined in the manner set forth in Paragraph 2.2; and (ii) to assume the Assumed Liabilities, as set forth in Paragraph 1.3. Such transactions shall take place at the Closing (as defined in Paragraph 3.1 below).

1.2 (a) The Acquired Assets shall consist of all of the Acquired Fund's property, including, without limitation, all portfolio securities and instruments, dividends and interest receivables, cash, goodwill, contractual rights of the Acquired Fund or the Trust in respect of the Acquired Fund, all other intangible property owned by the Acquired Fund, originals or copies of all books and records of the Acquired Fund, and all other assets of the Acquired Fund on the Closing Date. The Acquiring Fund shall also be entitled to receive (or to the extent agreed upon between the Trust and the Acquiring Trust, be provided access
to) copies of all records that the Trust is required to maintain under the Investment Company Act of 1940, as amended (the "Investment Company Act") and the rules of the Securities and Exchange Commission (the "Commission") thereunder to the extent such records pertain to the Acquired Fund.

(b) The Acquired Fund has provided the Acquiring Fund with a list of all of the Acquired Fund's securities and other assets as of the date of execution of this Agreement, and the Acquiring Fund has provided the Acquired Fund with a copy of the current fundamental investment policies and restrictions and fair value procedures applicable to the Acquiring Fund. The Acquired Fund reserves the right to sell any of such securities or other assets before the Closing Date (except to the extent sales may be limited by representations of the Acquired Fund contained herein and made in connection with the issuance of the tax opinion provided for in Paragraph 8.5 hereof), but will not, without the prior approval of the Acquiring Fund, acquire any additional securities of the type in which the Acquiring Fund is not permitted to invest in accordance with its fundamental investment policies and restrictions or any securities that are valued at "fair value" under the valuation procedures of either the Acquired Fund or the Acquiring Fund.

1.3 The Acquired Fund will endeavor to discharge all the Acquired Fund's known liabilities and obligations that are or will become due prior to the Closing. The Acquiring Fund shall assume all of the Assumed Liabilities at Closing.

1.4 On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Trust shall liquidate the Acquired Fund and distribute pro rata to its shareholders of record (the "Acquired Fund Shareholders"), determined as of the close of regular trading on the New York Stock Exchange on the Closing Date, the Acquiring Fund Shares received by the Acquired Fund pursuant to Paragraph 1.1 hereof. Such liquidation and distribution will be accomplished by the Trust instructing the Acquiring Fund to transfer the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund established and maintained by the Acquiring Fund's transfer agent in the names of the Acquired Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such Acquired Fund Shareholders. The Trust shall promptly provide the Acquiring Fund with evidence of such liquidation and distribution. All issued and outstanding shares of the Acquired Fund will simultaneously be cancelled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.5 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent for its Class A shares. The Acquired Fund Shareholders holding certificates representing their ownership of shares of beneficial interest of the Acquired Fund shall surrender such certificates or deliver an affidavit with respect to lost certificates in such form and accompanied by such surety bonds as the Acquired Fund may require (collectively, an "Affidavit"), to John Hancock Signature Services, Inc. prior to the Closing Date. Any Acquired Fund share certificate which remains outstanding on the Closing Date shall be deemed to be cancelled, shall no longer evidence ownership of shares of beneficial interest of the Acquired Fund, but shall evidence ownership of Acquiring Fund Shares as determined in accordance with Paragraph
1.1. Unless and until any such certificate shall be so surrendered or an Affidavit relating thereto shall be delivered by an Acquired Fund Shareholder, dividends and other distributions payable by the Acquiring Fund subsequent to the Liquidation Date with respect to Acquiring Fund Shares shall be paid to such Acquired Fund Shareholder, but such Acquired Fund Shareholder may not redeem or transfer Acquiring Fund Shares received in the Reorganization. The Acquiring Fund will not issue share certificates in the Reorganization.

1.6 Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.7 The Acquired Fund shall effect, following the Closing Date, the transfer of the Acquired Assets by the Acquired Fund to the Acquiring Fund, the assumption of the Assumed Liabilities by the Acquiring Fund, and the distribution of the Acquiring Fund Shares by the Acquired Fund to the Acquired Fund Shareholders pursuant to Paragraph 1.6, and the Acquired Fund shall be terminated as a series of the Trust under the laws of the Commonwealth of Massachusetts and in accordance with the Trust's Declaration of Trust and By-Laws.

1.8 Any reporting responsibility of the Trust with respect to the Acquired Fund, including, but not limited to, the responsibility for filing of regulatory reports, Tax Returns, or other documents with the Commission, any state securities commissions, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Trust.

2. VALUATION

2.1 The NAV of the Acquiring Fund Shares and the NAV of the Acquired Assets shall, in each case, be determined as of the close of business (4:00 p.m., Boston time) on the Closing Date (the "Valuation Time"). The NAV of each Acquiring Fund Share shall be computed by The Bank of New York (the "Acquiring Fund Custodian") in the manner set forth in the Acquiring Trust's Declaration of Trust as amended and restated (the "Declaration"), or By-Laws, and the Acquiring Fund's then-current prospectus and statement of additional information; provided, however, if the Acquiring Fund has no assets as of the Closing Date, the NAV of each Acquiring Fund Share shall be the same as the NAV of each share of the Acquired Fund. The NAV of the Acquired Assets shall be computed by US Bank National Association (the "Acquired Fund Custodian") by calculating the value of the Acquired Assets and by subtracting therefrom the amount of the liabilities of the Acquired Fund on the Closing Date included on the face of the Statement of Assets and Liabilities of the Acquired Fund delivered pursuant to Section 5.7, said assets and liabilities to be valued in the manner set forth in the Acquired Fund's then current prospectus and statement of additional information. The Acquiring Fund Custodian shall confirm the NAV of the Acquired Assets.

2.2 The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Assets and the assumption of the Assumed Liabilities shall be determined by the Acquiring Fund Custodian by dividing the NAV of the Acquired Assets, as determined in accordance with Paragraph 2.1, by the NAV of each Acquiring Fund Share, as determined in accordance with Paragraph 2.1.

2.3 The Acquiring Fund and the Acquired Fund shall cause the Acquiring Fund Custodian and the Acquired Fund Custodian, respectively, to deliver a copy of its valuation report, reviewed by its independent accountants, to the other party at Closing. All computations of value shall be made by the Acquiring Fund Custodian and the Acquired Fund Custodian in accordance with its regular practice as custodian and pricing agent for the Acquiring Fund and the Acquired Fund, respectively.

3. CLOSING AND CLOSING DATE

3.1 The Closing Date shall be November 6, 2002 or such later date as the parties may agree to in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously as of 5:00 p.m. (Eastern time) on the Closing Date unless otherwise provided (the "Closing"). The Closing shall be held at the offices of Hale and Dorr LLP, 60 State Street, Boston, Massachusetts, or at such other place as the parties may agree.

3.2 Portfolio securities that are not held in book-entry form in the name of the Acquired Fund Custodian, as custodian of the Acquired Fund, as record holder for the Acquired Fund shall be presented by the Acquired Fund to the Acquiring Fund Custodian for examination no later than three business days preceding the Closing Date. Portfolio securities which are not held in book-entry form shall be delivered by the Acquired Fund to the Acquiring Fund Custodian for the account of the Acquiring Fund on the Closing Date, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. Portfolio securities held of record by the Acquired Fund Custodian in book-entry form on behalf of the Acquired Fund shall be delivered to the Acquiring Fund by the Acquired Fund Custodian by recording the transfer of beneficial ownership thereof on its records.

3.3 The Acquiring Fund Custodian shall deliver within one business day after the Closing a certificate of an authorized officer stating that: (a) the Acquired Assets have been delivered in proper form to the Acquiring Fund on the Closing Date, and (b) all necessary transfer taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made in conjunction with the delivery of portfolio securities as part of the Acquired Assets. Any cash delivered shall be in the form of currency or by the Acquired Fund Custodian crediting the Acquiring Fund's account maintained with the Acquiring Fund Custodian with immediately available funds by wire transfer pursuant to instruction delivered prior to Closing.

3.4 In the event that on the Closing Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that accurate appraisal of the NAV of the Acquiring Fund Shares or the Acquired Assets pursuant to Paragraph 2.1 is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.5 The Acquired Fund shall deliver at the Closing a list of the names, addresses, federal taxpayer identification numbers and backup withholding and nonresident alien withholding status of the Acquired Fund Shareholders and the number and percentage ownership of outstanding shares of beneficial interest of the Acquired Fund owned by each such Acquired Fund Shareholder as of the Valuation Time, certified by the President or a Secretary of the Trust and its Treasurer, Secretary or other authorized officer (the "Shareholder List") as being an accurate record of the information (a) provided by the Acquired Fund Shareholders, (b) provided by the Acquired Fund Custodian, or (c) derived from the Trust's records by such officers or one of the Trust's service providers. The Acquiring Fund shall issue and deliver to the Acquired Fund a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request.

4. REPRESENTATIONS AND WARRANTIES

4.1 Except as set forth on Schedule 4.1 hereto, the Trust, on behalf of the Acquired Fund, represents, warrants and covenants to the Acquiring Fund, which representations, warrantees and covenants will be true and correct on the date hereof and on the Closing Date as though made on and as of the Closing Date, as follows:

(a) The Acquired Fund is a series of the Trust. The Trust is a business trust validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to own all of its properties and assets and, subject to approval by the Acquired Fund Shareholders, to perform its obligations under this Agreement. The Acquired Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. Each of the Trust and the Acquired Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

(b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect. The Acquired Fund is a non-diversified investment company under the Investment Company Act;

(c) The Trust is not in violation of, and the execution, delivery and performance of its obligations under this Agreement in respect of the Acquired Fund will not result in a violation of, any provision of the Acquired Fund's Declaration of Trust (the "Acquired Fund's Declaration") or By-Laws or any material agreement, indenture, instrument, contract, lease or other undertaking with respect to the Acquired Fund to which the Trust is a party or by which the Acquired Fund or its assets are bound;

(d) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Trust or the Acquired Fund or any of the Acquired Fund's properties or assets. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings. Neither the Trust nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially adversely affects the Acquired Fund's business or its ability to consummate the transactions herein contemplated and that will be binding upon the Acquiring Fund as the successor to the Acquired Fund;

(e) The Acquired Fund has no material contracts or other commitments (other than this Agreement or agreements for the purchase and sale of securities entered into in the ordinary course of business and consistent with its obligations under this Agreement) which will not be terminated without material liability to the Acquired Fund (or the Acquiring Fund) at or prior to the Closing Date;

(f) The statement of assets and liabilities of the Acquired Fund, and the related statements of income and changes in net asset value as of and for the period ended April 30, 2002 has been audited by Tait, Weller & Baker, independent certified public accountants, and are in accordance with GAAP consistently applied and fairly reflect, in all material respects, the financial condition of the Acquired Fund as of such dates and the results of its operations for the periods then ended, and there were no known actual or contingent liabilities of the Acquired Fund as of the respective dates thereof not disclosed therein. The Statement of Assets and Liabilities of the Acquired Fund to be delivered as of the Closing Date pursuant to Paragraph 5.7 will be in accordance with GAAP consistently applied and will fairly reflect, in all material respects, the financial condition of the Acquired Fund as of such date and the results of its operations for the period then ended. Except for the Assumed Liabilities, the Acquired Fund will not have any known or contingent liabilities on the Closing Date;

(g) Since April 30, 2002, except as specifically disclosed in the Acquired Fund's prospectus or statement of additional information as in effect on the date of this Agreement, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities, business or prospects, or any incurrence by the Acquired Fund of indebtedness, except for normal contractual obligations incurred in the ordinary course of business or in connection with the settlement of purchases and sales of portfolio securities. For the purposes of this subparagraph (g) (but not for any other purpose of this Agreement including Section 7.4), a decline in NAV per share of the Acquired Fund arising out of its normal investment operations or a decline in market values of securities in the Acquired Fund's portfolio or a decline in net assets of the Acquired Fund as a result of redemptions shall not constitute a material adverse change;

(h) (A) For each taxable year of its operation since its inception (including the current taxable year), the Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has elected to be treated as such and will qualify as such as of the Closing Date and will satisfy the diversification requirements of Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d) of the Code. The

     Acquired Fund has not taken any action which has caused or will cause the Acquired Fund to fail to qualify as a regulated investment company under the Code. The Acquired Fund has neither (i) been notified that any Tax Return or other filing of the Acquired Fund has been reviewed or audited (or that such a review or audit is currently in process or contemplated) by any federal, state, local or foreign taxing authority, nor (ii) been informed by any jurisdiction that the jurisdiction believes that the Acquired Fund was required to file any Tax Return that was not filed; and the Acquired Fund does not know of any basis upon which a jurisdiction could assert such a position.

         (B) Within the times and in the manner prescribed by law, the Acquired Fund has filed Tax Returns, and all Tax Returns were complete and accurate in all material respects;

         (C) The Acquired Fund has timely paid, in the manner prescribed by law, all Taxes, interest, penalties, assessments and deficiencies which have become due or which have been claimed to be due, and has made adequate provision for all such amounts which have not yet become due;

         (D) All Tax Returns filed by the Acquired Fund constitute complete and accurate reports of the respective Tax liabilities of the Acquired Fund or, in the case of information returns and payee statements, the amounts required to be reported and accurately set forth all items required to be included or reflected in such returns except for such instances of misreporting with respect to which, individually or in the aggregate, the Acquired Fund is not required to notify any shareholder or any governmental or regulatory authority or agency;

         (E) The Acquired Fund has not waived or extended any applicable statute of limitations relating to the assessment of federal, state, local or foreign taxes; and

         (F) The Acquired Fund has not been notified that any examinations of the federal, state, local or foreign Tax Returns of the Acquired Fund are currently in progress or threatened, and no deficiencies have been asserted or assessed against the Acquired Fund as a result of any audit by the Internal Revenue Service or any state, local or foreign taxing authority, and no such deficiency has been proposed or threatened;

         (G) The Acquired Fund has no actual or potential liability for any Tax obligation of any taxpayer other than itself. Acquired Fund is not and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns. The Acquired Fund is not a party to any Tax allocation, sharing, or indemnification agreement;

         (H) The unpaid Taxes of the Acquired Fund for tax periods through the Closing Date do not exceed the accruals and reserves for Taxes (excluding accruals and reserves for deferred Taxes established to reflect timing differences between book and Tax income) set forth on the Statement of Assets and Liabilities (rather than in any notes thereto). All Taxes that the the Acquired Fund is or was required by law to withhold or collect have been duly withheld or collected and, to the extent required, have been paid to the proper court, arbitrational tribunal, administrative agency or commission or other governmental or regulatory authority or agency;

         (I) The Acquired Fund has delivered to Acquiring Fund or made available to Acquiring Fund complete and accurate copies of all Tax Returns of the Acquired Fund, together with all related examination reports and statements of deficiency for all periods not closed under the applicable statutes of limitations. The Acquired Fund has disclosed on its federal income Tax Returns all positions taken therein that could give rise to a substantial understatement of federal income Tax within the meaning of Section 6662 of the Code.;

         (J) The Acquired Fund: (i) is not a "consenting corporation" within the meaning of Section 341(f) of the Code, and none of the assets of the Acquired Fund are subject to an election under Section 341(f) of the Code; and (ii) has not been a United States real property holding corporation with the meaning of Section 897(c)(2) of the Code during the applicable period specified in Section 897(c)(1)(A)(ii) of the Code;

         (K) None of the assets of the Acquired Fund: (i) is property that is required to be treated as being owned by any other person pursuant to the provisions of former Section 168(f)(8) of the Code; (ii) is "tax-exempt use property" within the meaning of Section 168(h) of the Code; or (iii) directly or indirectly secures any debt the interest on which is tax-exempt under Section 103(a) of the Code;

         (L) The Acquired Fund has not undergone, has not agreed to undergo, and is not required to undergo (nor will it be required as a result of the transactions contemplated in this Agreement to undergo) a change in its method of accounting resulting in an adjustment to its taxable income pursuant to Section 481 of the Code. The Acquired Fund will not be required to include any item of income in, or exclude any item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or prior to the Closing Date under Section 481(c) of the Code (or any corresponding or similar provision of state, local or foreign income Tax law); (ii) "closing agreement" as described in Section 7121 of the Code (or any corresponding or similar provision of state, local or foreign income Tax law) executed on or prior to the Closing Date; (iii) installment sale or open transaction disposition made on or prior to the Closing Date; or
     (iv) prepaid amount received on or prior to the Closing Date;

         (M) The Acquired Fund has not taken or agreed to take any action that would prevent the Reorganization from constituting a reorganization qualifying under Section 368(a) of the Code. The Acquired Fund is not aware of any agreement, plan or other circumstance that would prevent the Reorganization from qualifying as a reorganization under Section 368(a) of the Code;

         (N) There are (and as of immediately following the Closing there will be) no liens on the assets of the Acquired Fund relating to or attributable to Taxes, except for Taxes not yet due and payable;

         (O) The Acquired Fund has not participated in or cooperated with, nor will it participate in or cooperate with prior to the Closing Date, an international boycott within the meaning of Section 999 of the Code;

         (P) The Tax bases of the assets of the Acquired are accurately reflected on the Acquired Fund's Tax books and records;

         (Q) The Acquired Fund has not incurred (or been allocated) an "overall foreign loss" as defined in Section 904(f)(2) of the Code which has not been previously recaptured in full as provided in Sections 904(f)(2) and/or 904(f)(3) of the Code;

         (R) The Acquired Fund is not a party to a gain recognition agreement under Section 367 of the Code;

         (S) The Acquired Fund does not own any interest in an entity that is characterized as a partnership for federal income tax purposes;

         (T) The Acquired Fund's Tax attributes are not limited, and will not be limited as a result of the Reorganization, under the Code (including but not limited to any capital loss carryforward limitations under Sections 382 or 383 of the Code and the Treasury Regulations thereunder) or comparable provisions of state law; and

         (U) For purposes of this Agreement, "Taxes" shall mean all taxes, charges, fees, levies or other similar assessments or liabilities, including without limitation income, gross receipts, ad valorem, premium, value-added, excise, real property, personal property, sales, use, transfer, withholding, employment, unemployment, insurance, social security, business license, business organization, environmental, workers compensation, payroll, profits, license, lease, service, service use, severance, stamp, occupation, windfall profits, customs, duties, franchise and other taxes imposed by the United States of America or any state, local or foreign government, or any agency thereof, or other political subdivision of the United States or any such government, and any interest, fines, penalties, assessments or additions to tax resulting from, attributable to or incurred in connection with any tax or any contest or dispute thereof; and "Tax Returns" shall mean all reports, returns, declarations, statements or other information required to be supplied to a governmental or regulatory authority or agency, or to any other person, in connection with Taxes and any associated schedules or work papers produced in connection with such items.

(i) The authorized capital of the Acquired Fund consists of an unlimited number of shares of beneficial interest, no par value. All issued and outstanding shares of beneficial interest of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Acquired Fund. All of the issued and outstanding shares of beneficial interest of the Acquired Fund will, at the time of Closing, be held of record by the persons and in the amounts set forth in the Shareholder List submitted to the Acquiring Fund pursuant to Paragraph
     3.5 hereof. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares of beneficial interest of the Acquired Fund, nor is there outstanding any security convertible into any of its shares of beneficial interest of the Acquired Fund;

(j) At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Assets, and full right, power and authority to sell, assign, transfer and deliver the Acquired Assets to the Acquiring Fund, and, upon delivery and payment for the Acquired Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except such restrictions as might arise under the Securities Act;

(k) The Trust has the trust power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action on the part of the Trust's Board of Trustees, and, subject to the approval of the Acquired Fund Shareholders, assuming due authorization, execution and delivery by the Acquiring Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

(l) The information to be furnished by the Acquired Fund to the Acquiring Fund for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby and any information necessary to compute the total return of the Acquired Fund shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto;

(m) The information included in the proxy statement (the "Proxy Statement") forming part of the Acquiring Trust's Registration Statement on Form N-14 filed in connection with this Agreement (the "Registration Statement") that has been furnished by the Acquired Fund to the Acquiring Fund for inclusion in the Registration Statement, on the effective date of that Registration Statement and on the Closing Date, will conform in all material respects to the applicable requirements of the Securities Act, the Securities Exchange Act of 1934 (the "Exchange Act"), and the Investment Company Act and the rules and regulations of the Commission thereunder and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(n) Upon the effectiveness of the Registration Statement, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trust or the Acquired Fund of the transactions contemplated by this Agreement;

(o) All of the issued and outstanding shares of beneficial interest of the Acquired Fund have been offered for sale and sold in conformity with all applicable federal and state securities laws, except as may have been previously disclosed in writing to the Acquiring Fund;

(p) The prospectus and statement of additional information of the Acquired Fund, each dated August 28, 2002 (collectively, the "Acquired Fund Prospectus"), and any amendments or supplements thereto, furnished to the Acquiring Fund, did not as of their dates or the dates of their distribution to the public contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which such statements were made, not misleading;

(q) The Acquired Fund currently complies in all material respects with and since its organization has complied in all material respects with the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Exchange Act, state "Blue Sky" laws and all other applicable federal and state laws or regulations. The Acquired Fund currently complies in all material respects with, and since its organization has complied in all material respects with, all investment objectives, policies, guidelines and restrictions and any compliance procedures established by the Trust with respect to the Acquired Fund. All advertising and sales material used by the Acquired Fund complies in all material respects with and has complied in all material respects with the applicable requirements of the Securities Act, the Investment Company Act, the rules and regulations of the Commission, and, to the extent applicable, the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD") and any applicable state regulatory authority. All registration statements, prospectuses, reports, proxy materials or other filings required to be made or filed with the Commission, the NASD or any state securities authorities by the Acquired Fund have been duly filed and have been approved or declared effective, if such approval or declaration of effectiveness is required by law. Such registration statements, prospectuses, reports, proxy materials and other filings under the Securities Act, the Exchange Act and the Investment Company Act (i) are or were in compliance in all material respects with the requirements of all applicable statutes and the rules and regulations thereunder and (ii) do not or did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not false or misleading;

(r) The Acquired Fund has previously provided to the Acquiring Fund (and will at the Closing provide an update through the Closing Date of such information) data which supports a calculation of the Acquired Fund's total return for all periods since the organization of the Acquired Fund. Such data has been prepared in accordance in all material respects with the requirements of the Investment Company Act and the regulation thereunder and the rules of the NASD;

(s) Neither the Acquired Fund nor, to the knowledge of the Acquired Fund, any "affiliated person" of the Acquired Fund has been convicted of any felony or misdemeanor, described in Section 9(a)(1) of the Investment Company Act, nor, to the knowledge of the Acquired Fund, has any affiliated person of the Acquired Fund been the subject, or presently is the subject, of any proceeding or investigation with respect to any disqualification that would be a basis for denial, suspension or revocation of registration as an investment adviser under Section 203(e) of the Investment Advisers Act or Rule 206(4)-4(b) thereunder or of a broker-dealer under Section 15 of the Exchange Act, or for disqualification as an investment adviser, employee, officer or director of an investment company under Section 9 of the Investment Company Act; and

(t) The Acquired Fund Tax Representation Certificate to be delivered by the Acquired Fund to the Acquiring Fund and Hale and Dorr LLP at Closing pursuant to Section 7.4 (the "Acquired Fund Tax Representation Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

4.2 Except as set forth on Schedule 4.2 hereto, the Acquiring Trust on behalf of the Acquiring Fund represents, warrants and covenants to the Acquired Fund, which representations, warranties and covenants will be true and correct on the date hereof and on the Closing Date as though made on and as of the Closing Date, as follows:

(a) The Acquiring Trust is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to own all of its properties and assets and to perform the obligations under this Agreement. Neither the Acquiring Trust nor the Acquiring Fund is required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Acquiring Trust and the Acquiring Fund have all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted. The Acquiring Fund is a series of the Acquiring Trust and will have no issued or outstanding shares prior to the Closing Date other than those issued to John Hancock Advisers, LLC (or one of its affiliates);

(b) The Acquiring Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect;

(c) The Acquiring Trust's post-effective amendment to its registration statement on Form N-1A that will be in effect on the Closing Date, and the prospectus and statement of additional information of the Acquiring Fund included therein, will conform in all material respects with the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder, and did not as of its date and will not as of the Closing Date contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading;

(d) The Registration Statement, the Proxy Statement and statement of additional information with respect to the Acquiring Fund, each dated [______________, 200_], and any amendments or supplements thereto on or prior to the Closing Date included in the Registration Statement (other than written information furnished by the Acquired Fund for inclusion therein, as covered by the Acquired Fund's warranty in Paragraph 4.1(m) hereof) will conform in all material respects to the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder. Neither the Registration Statement nor the Proxy Statement (other than written information furnished by the Acquired Fund for inclusion therein, as covered by the Acquired Fund's warranty in Paragraph 4.1(m) hereof) includes any untrue statement of a material fact or omits to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(e) The Acquiring Trust and the Acquiring Fund are not in violation of, and the execution and delivery of this Agreement and performance of their obligations under this Agreement will not result in a violation of, any provisions of the Acquiring Trust's Declaration or By-Laws or any material agreement, indenture, instrument, contract, lease or other undertaking with respect to which the Acquiring Trust or the Acquiring Fund is a party or by which the Acquiring Trust or the Acquiring Fund or any of their assets is bound;

(f) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened against the Acquiring Trust or the Acquiring Fund or any of the Acquiring Fund's properties or assets. The Acquiring Trust knows of no facts which might form the basis for the institution of such proceedings. Neither the Acquiring Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially adversely affects the Acquiring Fund's business or its ability to consummate the transactions contemplated herein;

(g) The Acquiring Fund intends to elect to qualify as a regulated investment company under Section 851 of the Code. The Acquiring Fund currently complies in all material respects with and since its organization has complied in all material respects with the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Exchange Act, state "Blue Sky" laws and all other applicable federal and state laws or regulations. The Acquiring Fund currently complies in all material respects with, and since its organization has complied in all material respects with, all investment objectives, policies, guidelines and restrictions and any compliance procedures established by the Acquiring Trust with respect to the Acquiring Fund. All advertising and sales material used by the Acquired Fund complies in all material respects with and has complied in all material respects with the applicable requirements of the Securities Act, the Investment Company Act, the rules and regulations of the Commission, and, to the extent applicable, the Conduct Rules of the NASD and any applicable state regulatory authority. All registration statements, prospectuses, reports, proxy materials or other filings required to be made or filed with the Commission, the NASD or any state securities authorities by the Acquiring Fund have been duly filed and have been approved or declared effective, if such approval or declaration of effectiveness is required by law. Such registration statements, prospectuses, reports, proxy materials and other filings under the Securities Act, the Exchange Act and the Investment Company Act (i) are or were in compliance in all material respects with the requirements of all applicable statutes and the rules and regulations thereunder and (ii) do not or did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not false or misleading;

(h) The authorized capital of the Acquiring Trust consists of an unlimited number of shares of beneficial interest, no par value per share. As of the Closing Date, the Acquiring Fund will be authorized to issue an unlimited number of shares of beneficial interest, no par value per share. The Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders pursuant to the terms of this Agreement, will have been duly authorized on the Closing Date and, when so issued and delivered, will be duly and validly issued, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any of the Acquiring Fund Shares;

(i) The Acquiring Fund has the trust power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement by the Acquiring Trust and/or the Acquiring Fund has been duly authorized by all necessary action on the part of the Acquiring Trust, the Acquiring Fund and their Board of Trustees, and, assuming due authorization, execution and delivery by the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquiring Trust and Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

(j) The information to be furnished by the Acquiring Trust, the Acquiring Fund or John Hancock Advisers, LLC for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto or the requirements of any form for which its use is intended, and shall not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;

(k) No consent, approval, authorization or order of or filing with any court or governmental authority is required for the execution of this Agreement or the consummation of the transactions contemplated by the Agreement by the Acquiring Fund or the Acquiring Trust, except for the registration of the Acquiring Fund Shares under the Securities Act and the Investment Company Act;

(l) Neither the Acquiring Fund nor, to the knowledge of the Acquiring Fund, any "affiliated person" of the Acquiring Fund has been convicted of any felony or misdemeanor, described in Section 9(a)(1) of the Investment Company Act, nor, to the knowledge of the Acquiring Fund, has any affiliated person of the Acquiring Fund been the subject, or presently is the subject, of any proceeding or investigation with respect to any disqualification that would be a basis for denial, suspension or revocation of registration as an investment adviser under Section 203(e) of the Investment Advisers Act of 1940, as amended (the "Investment Advisers Act") or Rule 206(4)-4(b) thereunder or of a broker-dealer under Section 15 of the Exchange Act, or for disqualification as an investment adviser, employee, officer or director of an investment company under Section 9 of the Investment Company Act; and

(m) The Acquiring Fund Tax Representation Certificate to be delivered by the Acquiring Fund to the Acquired Fund and Hale and Dorr LLP at Closing pursuant to Section 6.3 (the "Acquiring Fund Tax Representation Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

5. COVENANTS OF EACH OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1 The Acquired Fund will operate the Acquired Fund's business in the ordinary course between the date hereof and the Closing Date. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other dividends and distributions necessary or advisable (except to the extent dividends or distributions that are not customary may be limited by representations made in connection with the issuance of the tax opinion described in paragraph 8.5 hereof), in each case payable either in cash or in additional shares.

5.2 The Trust will call a special meeting of Acquired Fund Shareholders to consider approval of this Agreement and act upon the matters set forth in the Proxy Statement.

5.3 The Acquiring Trust will prepare the notice of meeting, form of proxy and Proxy Statement (collectively, "Proxy Materials") to be used in connection with such meeting, and will promptly prepare and file with the Commission the Registration Statement on Form N-14 relating to the Reorganization. The Trust will provide the Acquiring Trust with information reasonably necessary for the preparation of the Registration Statement in compliance with the Securities Act, the Exchange Act, and the Investment Company Act.

5.4 The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired by the Acquired Fund for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

5.5 The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requires concerning the beneficial ownership of the Acquired Fund's shares.

5.6 Subject to the provisions of this Agreement, each of the Acquired Fund and the Acquiring Fund will take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by this Agreement.

5.7 The Acquired Fund shall furnish to the Acquiring Fund on the Closing Date the Statement of Assets and Liabilities of the Acquired Fund as of the Closing Date setting forth the NAV of the Acquired Assets as of the Valuation Time, which statement shall be prepared in accordance with GAAP consistently applied and certified by the Trust's Treasurer or Assistant Treasurer. As promptly as practicable, but in any case within 30 days after the Closing Date, the Trust shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes, and of any capital loss carryovers and other items that will be carried over to the Acquiring Fund under the Code, and which statement will be certified by the Treasurer of the Trust.

5.8 Neither the Acquired Fund nor the Acquiring Fund shall take any action that is inconsistent with the representations set forth in, with respect to the Acquired Fund, the Acquired Fund Tax Representation Certificate, and with respect to the Acquiring Fund, the Acquiring Fund Tax Representation Certificate.

5.9 The Trust shall maintain errors and omissions insurance covering management to the Acquired Fund prior to and including the Closing Date.

5.10 From and after the date of this Agreement and until the Closing Date, each of the Funds and the Acquiring Trust and the Trust shall use its commercially reasonable efforts to cause the Reorganization to qualify, and will not knowingly take any action, cause any action to be taken, fail to take any action or cause any action to fail to be taken which action or failure to act could prevent the Reorganization from qualifying as a reorganization under the provisions of Section 368(a) of the Code.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Acquired Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Acquiring Fund and the Acquiring Trust of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions, unless waived by the Acquired Fund in writing:

6.1 All representations and warranties by or on behalf of the Acquiring Trust and the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

6.2 The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in its name by the Acquiring Trust's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Trust on behalf of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, that each of the conditions to closing in this Section 6 have been met, and as to such other matters as the Acquired Fund shall reasonably request;

6.3 The Acquiring Fund shall have delivered to the Acquired Fund and Hale and Dorr LLP an Acquiring Fund Tax Representation Certificate, satisfactory to the Acquired Fund, substantially in the form attached to this Agreement as Annex A, concerning certain tax-related matters with respect to the Acquiring Fund;

6.4 The Acquired Fund shall have received at the Closing a favorable opinion of counsel, who may be an employee or officer of John Hancock Advisers, LLC (based upon or subject to such representations, assumptions and limitations as such counsel may deem appropriate or necessary), dated as of the Closing Date, in a form reasonably satisfactory to Acquired Fund, including, without limitation, opinions substantially to the effect that (a) the Acquiring Fund Shares to be issued to the Acquired Fund Shareholders pursuant to this Agreement are duly registered under the Securities Act on the appropriate form, and are duly authorized and upon such issuance will be validly issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof, and (b) the Registration Statement has become effective with the Commission and, to the best of such counsel's knowledge, no stop order suspending the effectiveness thereof has been issued and no proceedings for that purpose have been instituted or are pending or threatened; and

6.5 With respect to the Acquiring Fund, the Board of Trustees of the Acquiring Trust shall have determined that the Reorganization is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of the Reorganization.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Trust and Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions, unless waived by the Acquiring Fund in writing:

7.1 All representations and warranties of the Acquired Fund contained in this Agreement by or on behalf of the Trust and Acquired Fund shall be true and correct as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

7.2 The Trust shall have delivered to the Acquiring Fund the Statement of Assets and Liabilities of the Acquired Fund pursuant to Paragraph 5.7, together with a list of its portfolio securities showing the federal income tax bases and holding periods of such securities, as of the Closing Date, certified by the Trust's Treasurer or Assistant Treasurer;

7.3 The Acquired Fund, shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name of the Trust on behalf of the Acquired Fund by its President or Secretary and a Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund contained in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, that each of the conditions to closing in this Section 7 have been met, and as to such other matters as the Acquiring Fund shall reasonably request;

7.4 The Acquired Fund shall have delivered to the Acquiring Fund and Hale and Dorr LLP an Acquired Fund Tax Representation Certificate, satisfactory to the Acquiring Fund, substantially in the form attached to this Agreement as Annex B, concerning certain tax-related matters with respect to the Acquired Fund; and

7.5 With respect to the Acquired Fund, the Board of Trustees of the Trust shall have determined that the Reorganization is in the best interests of the Acquired Fund and that the interests of the existing the Acquired Fund Shareholders would not be diluted as a result of the Reorganization.

8. FURTHER CONDITIONS PRECEDENT

If any of the conditions set forth below do not exist on or before the Closing Date with respect to either party hereto, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1 The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the Acquired Fund Shareholders in accordance with the provisions of the Trust's Declaration of Trust and By-Laws, and certified copies of the resolutions evidencing such approval by the Acquired Fund's shareholders shall have been delivered by the Acquired Fund to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither party hereto may waive the conditions set forth in this Paragraph 8.1;

8.2 On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by either party hereto to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of either party hereto, provided that either party may waive any such conditions for itself;

8.4 Each of the Acquiring Trust's Registration Statement on Form N-14 and the post-effective amendment to the Acquiring Trust's Registration Statement on Form N-1A adding the Acquiring Fund as a series of the Acquiring Trust (and reflecting the Acquiring Fund as the accounting successor of the Acquired Fund) shall have become effective under the Securities Act and no stop orders suspending the effectiveness of either of such Registration Statements shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the Securities Act;

8.5 The parties shall have received an opinion of Hale and Dorr LLP, satisfactory to the Trust and the Acquiring Trust, substantially to the effect that for federal income tax purposes the acquisition by the Acquiring Fund of the Acquired Assets solely in exchange for the issuance of Acquiring Fund Shares to the Acquired Fund and the assumption of the Assumed Liabilities by the Acquiring Fund, followed by the distribution by the Acquired Fund, in liquidation of the Acquired Fund, of Acquiring Fund Shares to the Acquired Fund Shareholders in exchange for their shares of beneficial interest of the Acquired Fund and the termination of the Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a) of the Code. Notwithstanding anything herein to the contrary, neither the Acquired Fund nor the Trust may waive the conditions set forth in this Paragraph 8.5.

9. BROKERAGE FEES AND EXPENSES

9.1 Each party hereto represents and warrants to the other party hereto that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2 The parties have been informed by John Hancock Advisers, LLC that it will pay the expenses of the Acquired Fund incurred in connection with the Reorganization up to $200,000. Except for the foregoing, the Acquiring Fund and the Acquired Fund shall each bear its own expenses in connection with the transactions contemplated by this Agreement, including without limitation fees and expenses of Fund Counsel.

10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1 The Acquiring Fund and the Acquired Fund each agree that neither party has made any representation, warranty or covenant not set forth herein or referred to in Paragraphs 4.1 or 4.2 hereof and that this Agreement constitutes the entire agreement between the parties.

10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder for a period of two years following the Closing Date, except the representations, warranties and covenants of Trust and Acquired Fund in respect to Taxes shall survive until 30 days after any related claim is barred by all applicable statutes of limitations.

11. TERMINATION

11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Acquired Fund. In addition, either party may at its option terminate this Agreement at or prior to the Closing Date:

(a) because of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date;

(b) because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met;

(c) by resolution of the Acquiring Trust's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquiring Fund's shareholders;

(d) by resolution of the Trust's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquired Fund Shareholders; or

(e) if the transactions contemplated by this Agreement shall not have occurred on or prior to [_____________], 2002 or such other date as the parties may mutually agree upon in writing.

11.2 In the event of any such termination, there shall be no liability for damages on the part of the Acquiring Trust, the Acquiring Fund, the Trust or the Acquired Fund, or the Trustees or officers of the Trust or the Acquired Fund, but, subject to Section 9.2, each party shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement.

12. AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trust and the Acquiring Trust; provided, however, that following the meeting of the Acquired Fund Shareholders called by the Trust pursuant to Paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions regarding the method for determining the number of Acquiring Fund Shares to be received by the Acquired Fund Shareholders under this Agreement to the detriment of the Acquired Fund Shareholders without their further approval; provided that nothing contained in this Section 12 shall be construed to prohibit the parties from amending this Agreement to change the Closing Date.

13. NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Acquired Fund, c/o Pzena Investment Management, LLC, 830 Third Avenue, 14th Floor, New York, New York, 10022,
Attention: Katherine Kozub Grier, General Counsel, with copies to: Paul, Hastings, Janofsky & Walker, 55 Second Street, 24th Floor, San Francisco, CA 94105, Attention Julie Allecta, Esq., and the Acquiring Fund c/o John Hancock Advisers, LLC, 101 Hunting Avenue, Boston Massachusetts, Attention: Maureen Ford, with copies to Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109, Attention: David C. Phelan, Esq.

14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts.

14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by either party without the prior written consent of the other party hereto. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, or other entity, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5 It is expressly agreed that the obligations of the Acquiring Trust and the Trust shall not be binding upon any of their respective Trustees, shareholders, nominees, officers, agents or employees personally, but bind only to the trust property of the Acquiring Fund or the Acquired Fund, as the case may be, as provided in the trust instruments of the Acquiring Trust and the Trust, respectively. The execution and delivery of this Agreement have been authorized by the Trustees of each of the Acquiring Trust and the Trust and this Agreement has been executed by authorized officers of the Acquiring Trust and the Trust, acting as such, and neither such authorization by such Trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to imposed any liability on any of them personally, but shall bind only the trust property of the Acquiring Fund and the Acquired Fund, as the case may be, as provided in the trust instruments of the Acquiring Trust and the Trust, respectively.

14.6 The Trust shall indemnify and hold harmless the Acquiring Trust and the Acquiring Fund and all their respective affiliates, directors, trustees, officers, employees and agents (collectively, the "Acquiring Group") from and against any and all claims, losses, judgments, liabilities, settlements, fines, penalties, interest costs and expenses (including all reasonable attorneys' fees and disbursements whether incurred in resolving indemnification issues between or among parties to this Agreement or in defending third-party claims, and collectively with such claims, etc., "Losses") that result from, arise out of or are connected with any breach or alleged breach of any representation, warranty or covenant of the Trust or the Acquired Fund contained in this Agreement. Any member of the Acquiring Group with an indemnification claim for Losses hereunder shall notify the Trust in writing of those Losses, together with a reasonably detailed description, within 30 calendar days after having formed a reasonable basis for those Losses, provided that the failure to so notify shall not affect the right to indemnification hereunder except to the extent such failure resulted in a greater Loss.

14.6 The Acquiring Trust shall indemnify and hold harmless the Trust and the Acquired Funds and all their respective affiliates, directors, trustees, officers, employees and agents (collectively, the "Acquired Group") from and against any and all Losses that result from, arise out of or are connected with any breach or alleged breach of any representation, warranty or covenant of the Acquiring Trust or the Acquiring Fund contained in this Agreement. Any member of the Acquired Group with an indemnification claim for Losses hereunder shall notify the Acquiring Trust in writing of those Losses, together with a reasonably detailed description, within 30 calendar days after having formed a reasonable basis for those Losses, provided that the failure to so notify shall not affect the right to indemnification hereunder except to the extent such failure resulted in a greater Loss.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the date first set forth above by its President or Vice President and attested by its Secretary or Assistant Secretary.



Attest:                                     PROFESSIONALLY MANAGED PORTFOLIOS on
                                            behalf of PZENA FOCUSED VALUE FUND

By:_____________________________            By:_________________________________

Name:  Chad E. Fickett                      Name:  Steven Paggioli

Title:  Secretary                           Title:  President



Attest:                                     John Hancock CAPITAL SERIES, on
                                            behalf of JOHN HANCOCK FOCUSED VALUE
                                            FUND

By:_____________________________            By:_________________________________

Name:  Susan S. Newton                      Name:  Maureen R. Ford

Title:  Secretary                           Title:  Chairman, President and
                                                    Chief Executive Officer

                                                     VOTE THIS PROXY CARD TODAY!
                                                  YOUR PROMPT RESPONSE WILL SAVE
                                              THE EXPENSE OF ADDITIONAL MAILINGS


PZENA FOCUSED VALUE FUND
SPECIAL MEETING OF SHAREHOLDERS -NOVEMBER 6, 2002
PROXY SOLICITATION BY THE BOARD OF TRUSTEES

         The undersigned, revoking previous proxies, hereby appoint(s) _________________, _________________ and _______________, with full power of substitution in each, to vote all the shares of beneficial interest of Pzena Focused Value Fund (your fund) which the undersigned is (are) entitled to vote at the Special Meeting of Shareholders (the "Meeting") of your fund to be held at ________________________________, on November 6, 2002 at [11:00 a.m.],
Eastern time, and at any adjournment(s) of the Meeting. All powers may be exercised by a majority of all proxy holders or substitutes voting or acting, or, if only one votes and acts, then by that one. Receipt of the Proxy Statement dated October 10, 2002 is hereby acknowledged. If not revoked, this proxy shall be voted "for" the proposal.

                                 Date                               , 2002

                                 PLEASE SIGN, DATE AND RETURN
                                 PROMPTLY IN ENCLOSED ENVELOPE


                                 -----------------------------------------------

                                 -----------------------------------------------
                                              Signature(s)
                                 NOTE: Signature(s) should
                                 agree with the name(s)
                                 printed herein. When
                                 signing as attorney,
                                 executor, administrator,
                                 trustee or guardian, please
                                 give your full name as
                                 such. If a corporation,
                                 please sign in full
                                 corporate name by president
                                 or other authorized
                                 officer. If a partnership,
                                 please sign in partnership
                                 name by authorized person.

                                                     VOTE THIS PROXY CARD TODAY!
                                                  YOUR PROMPT RESPONSE WILL SAVE
                                              THE EXPENSE OF ADDITIONAL MAILINGS


THIS PROXY WILL BE VOTED IN FAVOR OF ("FOR") PROPOSAL 1 IF NO SPECIFICATION IS MADE BELOW. AS TO ANY OTHER MATTER, THE PROXY OR PROXIES WILL VOTE IN ACCORDANCE WITH THEIR BEST JUDGEMENT.

               PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW

(1) To approve an Agreement and Plan of Reorganization between Pzena Focused Value Fund (your fund) and John Hancock Classic Value
         Fund (the "John Hancock Fund"). Under this Agreement, as more fully described in the accompanying proxy statement, your fund will transfer all of its assets to the John Hancock Fund in exchange for Class A shares of the John Hancock Fund, a newly-created fund with substantially similar investment objectives and policies as your fund.

         FOR      |_|               AGAINST  |_|               ABSTAIN  |_|

           PLEASE DO NOT FORGET TO SIGN THE REVERSE SIDE OF THIS CARD.

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



   John Hancock
------------------
JOHN HANCOCK FUNDS

                          Internet Proxy Voting Service
                               Proxy Voting Form
                               John Hancock Funds
                            Pzena Focused Value Fund

THE TRUSTEES RECOMMEND A VOTE "FOR" THE FOLLOWING PROPOSAL.

Proposal 1. To approve an Agreement and Plan of          oFOR  oAGAINST oABSTAIN
            Reorganization between Pzena Focused
            Value Fund (your fund) and John Hancock
            Classic Value Fund (the "John Hancock
            Fund"). Under the Agreement, as more
            fully described in the accompanying proxy statement, your fund will transfer all of its assets to the John Hancock Fund in exchange for Class A shares of the John
            Hancock Fund, a newly-created fund with
            substantially similar investment objectives and policies as your fund.



--------------------------------------------------------------------------------
Please refer to the proxy statement for discussion of each of these matters.
If not revolked, this proxy shall be voted "FOR" the proposal. Thank you for voting.
--------------------------------------------------------------------------------

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

   John Hancock
------------------
JOHN HANCOCK FUNDS

                         Internet Proxy Voting Service
                               Proxy Voting Form
                               John Hancock Funds
                            Pzena Focused Value Fund

--------------------------------------------------------------------------------
                    Thank you! Your vote has been submitted
--------------------------------------------------------------------------------

THE TRUSTEES RECOMMEND A VOTE "FOR" THE FOLLOWING PROPOSAL.

Proposal 1. To approve an Agreement and Plan of          oFOR
            Reorganization between Pzena Focused
            Value Fund (your fund) and John Hancock
            Classic Value Fund (the "John Hancock
            Fund"). Under the Agreement, as more
            fully described in the accompanying proxy statement, your fund will transfer all of its assets to the John Hancock Fund in exchange for Class A shares of the John
            Hancock Fund, a newly-created fund with
            substantially similar investment objectives and policies as your fund.

Please refer to the proxy statement for discussion of each of these matters.

--------------------------------------------------------------------------------

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


                         JOHN HANCOCK CLASSIC VALUE FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                ___________, 2002

This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the related Prospectus (also dated __________, 2002) which covers Class A shares of beneficial interest of John Hancock Classic Value Fund to be issued in exchange for shares of beneficial interest of Pzena Focused Value Fund, a series of Professionally Managed Portfolios. Please retain this Statement of Additional Information for further reference.

The Prospectus is available to you free of charge (please call 1-800-282-2340).



EXHIBITS....................................................................1
--------

INTRODUCTION................................................................1
------------

INCORPORATION BY REFERENCE..................................................1
--------------------------

ADDITIONAL INFORMATION ABOUT PZENA FOCUSED VALUE FUND.......................2
-----------------------------------------------------

         FUND HISTORY.......................................................2
         ------------

         DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS...................2
         ------------------------------------------------

         CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES................2
         ---------------------------------------------------

         INVESTMENT ADVISORY AND OTHER SERVICES.............................2
         --------------------------------------

         BROKERAGE ALLOCATION AND OTHER PRACTICES...........................2
         ----------------------------------------

         CAPITAL STOCK AND OTHER SECURITIES.................................2
         ----------------------------------

         PURCHASE, REDEMPTION AND PRICING OF SHARES.........................2
         ------------------------------------------

         TAXATION OF THE FUND...............................................2
         --------------------

         UNDERWRITERS.......................................................3
         ------------

         CALCULATION OF PERFORMANCE DATA....................................3
         -------------------------------

         FINANCIAL STATEMENTS...............................................3
         --------------------

ADDITIONAL INFORMATION ABOUT JOHN HANCOCK CLASSIC VALUE FUND................3
------------------------------------------------------------

         FUND HISTORY.......................................................3
         ------------

         DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS...................3
         ------------------------------------------------

         MANAGEMENT OF JOHN HANCOCK CLASSIC VALUE FUND......................3
         ---------------------------------------------

         CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES................3
         ---------------------------------------------------

         INVESTMENT ADVISORY AND OTHER SERVICES.............................3
         --------------------------------------

         BROKERAGE ALLOCATION AND OTHER PRACTICES...........................3
         ----------------------------------------

         CAPITAL STOCK AND OTHER SECURITIES.................................4
         ----------------------------------

         PURCHASE, REDEMPTION AND PRICING OF SHARES.........................4
         ------------------------------------------

         TAXATION Of THE FUND...............................................4
         --------------------

         UNDERWRITERS.......................................................4
         ------------

         CALCULATION OF PERFORMANCE DATA....................................4
         -------------------------------

         FINANCIAL STATEMENTS...............................................4
         --------------------

                                    EXHIBITS

   The following documents are attached as exhibits to this Statement of Additional Information:

   Exhibit A - Statement of Additional Information, dated __________, of John Hancock Classic Value Fund (the "John Hancock Fund
                 SAI")

   Exhibit B - Statement of Additional Information, dated August 28, 2002, of Pzena Focused Value Fund (the "Pzena Fund SAI")

   Exhibit C - Annual Report, dated June 30, 2002, of Pzena Focused Value Fund

   Pro forma financial statements are not included as Pzena Focused Value Fund is being combined with John Hancock Classic Value Fund, which is newly created and does not have material assets or liabilities.


                                  INTRODUCTION

   This Statement of Additional Information is intended to supplement the information provided in a Proxy Statement and Prospectus dated ____________, 2002 (the "Proxy Statement and Prospectus") relating to the proposed reorganization of Pzena Focused Value Fund, a series of Professionally Managed Portfolios into John Hancock Classic Value Fund in connection with the solicitation by the management of Pzena Focused Value Fund of proxies to be voted at the Meeting of Shareholders of Pzena Focused Value Fund to be held on November 6, 2002.


                           INCORPORATION BY REFERENCE

   The following documents are incorporated by reference into this Statement of Additional Information:

o The Pzena Fund SAI (file no. 33-12213), filed with the Securities and Exchange Commission on August 22, 2002 (accession Number:
       0000894189-02-000971)
o Annual Report for the period ended April 30, 2002 of Pzena Focused Value Fund (file no. 33-12213), filed with the Securities and Exchange Commission on July 2, 2002 (accession number:
       0000898531-02-000274)
o The John Hancock Fund SAI (file no. 002-29502), filed with the Securities and Exchange Commission on September 2, 2002 (accession number: 0001010521-02-000293)

                          ADDITIONAL INFORMATION ABOUT
                            PZENA FOCUSED VALUE FUND


FUND HISTORY

   For additional information about Pzena Focused Value Fund generally and its history, see "The Trust" and "General Information" in the Pzena Fund SAI.

DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS

   For additional information about the Pzena Focused Value Fund's investment objective, policies, risk and restriction, see "Investment Objective and Policies" and "Investment Restrictions" in the Pzena Fund SAI.

   For additional information about Professionally Managed Portfolios Board of Trustees, and the officers and management personnel of Pzena Focused Value Fund, see "Trustees and Executive Officers" in the Pzena Fund SAI.


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

   For additional information about ownership of shares of Pzena Focused Value Fund, see "General Information" in the Pzena Fund SAI.


INVESTMENT ADVISORY AND OTHER SERVICES

   For additional information about advisory and other services, see "the Funds's Investment Advisor," "The Fund's Administrator," "The Fund's Distributor," and "General Information" in the Pzena Fund SAI.


BROKERAGE ALLOCATION AND OTHER PRACTICES

   For additional information about Pzena Focused Value Fund's brokerage allocation practices, see "Execution of Portfolio Transactions" in the Pzena Fund SAI.


CAPITAL STOCK AND OTHER SECURITIES

   For additional information about the voting rights and other characteristics of Pzena Focused Value Fund's shares, see "General Information" in the Pzena Fund SAI.


PURCHASE, REDEMPTION AND PRICING OF SHARES

   For additional information about share purchase, redemption and pricing of Pzena Focused Value Fund shares, see "Additional Purchase and Redemption Information" and "Determination of Share Price" in the Pzena Fund SAI.


TAXATION OF THE FUND

   For additional information about tax matters, see "Distributions and Tax Information" in the Pzena Fund SAI.


UNDERWRITERS

   For additional information, see "The Fund's Distributor" in the Pzena Fund
SAI.


CALCULATION OF PERFORMANCE DATA

   For additional information about the investment performance of Pzena Focused Value Fund, see "Performance Information" in the Pzena Fund SAI.

FINANCIAL STATEMENTS

   For additional information, see "Financial Statements" in the Pzena Fund SAI.


                          ADDITIONAL INFORMATION ABOUT
                         JOHN HANCOCK CLASSIC VALUE FUND


FUND HISTORY

   For additional information about John Hancock Classic Value Fund generally and its history, see "Organization of the Fund" in the John Hancock Fund SAI.


DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS

   For additional information about John Hancock Classic Value Fund's investment objective, policies, risks and restrictions see "Investment Objectives and Policies" and "Investment Restrictions" in the John Hancock Fund SAI.


MANAGEMENT OF JOHN HANCOCK CLASSIC VALUE FUND

   For additional informational about John Hancock Classic Value Fund's Board of Trustees, officers and management personnel, see "Those Responsible for Management" in the John Hancock Fund SAI.


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

   Not Applicable.


INVESTMENT ADVISORY AND OTHER SERVICES

   For additional information, see "Investment Advisory and Other Services," Transfer Agent Services," "Custody of Portfolio" and "Independent Auditors" in the John Hancock Fund SAI.


BROKERAGE ALLOCATION AND OTHER PRACTICES

   For additional information about John Hancock Classic Value Fund's brokerage allocation practices, see "Brokerage Transactions" in the John Hancock Fund SAI.


CAPITAL STOCK AND OTHER SECURITIES

   For additional information about the voting rights and other characteristics of shares of beneficial interest of John Hancock Classic Value Fund, see "Description of the Fund's Shares" in the John Hancock Fund SAI.


PURCHASE, REDEMPTION AND PRICING OF SHARES

   For additional information about purchase, redemption and pricing, see "Net Asset Value," "Initial Sales Charge on Class A Shares," "Deferred Sales Charge on Class B and Class C Shares," "Special Redemptions," "Additional Services and Programs" and "Purchase and Redemptions through Third Parties" in the John Hancock Fund SAI.

TAXATION Of THE FUND

   For additional information about tax matters, see "Tax Status" in the John Hancock Fund SAI.


UNDERWRITERS

   For additional information about John Hancock Classic Value Fund's principal underwriter and distribution plans, see "Distribution Contracts" and "Sales Compensation" in the John Hancock Fund SAI.


CALCULATION OF PERFORMANCE DATA

   For additional information about the investment performance of John Hancock Classic Value Fund, see "Calculation of Performance" in the John Hancock Fund SAI.


FINANCIAL STATEMENTS

   For additional information, see "Financial Statements" in the John Hancock Fund SAI.

Sign up for electronic delivery at www.jhancock.com/funds/edelivery

XX0PN 11/02


                              JOHN HANCOCK

--------------------------------------------------------------------------------

Prospectus 11.8.02           Classic Value Fund


    [LOGO](R)
------------------
JOHN HANCOCK FUNDS

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents

--------------------------------------------------------------------------------

A summary of the fund's             Classic Value Fund                         4
goals, strategies, risks,
performance and expenses.

Policies and instructions for       Your account
opening, maintaining and
closing an account.                 Choosing a share class                     6
                                    How sales charges are calculated           6
                                    Sales charge reductions and waivers        7
                                    Opening an account                         8
                                    Buying shares                              9
                                    Selling shares                            10
                                    Transaction policies                      12
                                    Dividends and account policies            12
                                    Additional investor services              13

Further information on the          Fund details
fund.
                                    Business structure                        14
                                    Financial highlights                      15

                                    For more information              back cover

Classic Value Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its assets in domestic equity securities. The fund is non-diversified and may invest more than 5% of assets in securities of individual companies.

In managing the portfolio, the subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on future earnings and cash flow. These companies generally have market values at valuation ratios, such as price-to-book, below market average, as defined by the S&P 500 Index.

In choosing individual securities, the subadviser screens a universe of the 500 largest publicly traded U.S. companies. (As of September 30, 2002, this included companies with market values above approximately $___ billion.) Using fundamental research and a proprietary computer model, the subadviser ranks these companies from the cheapest to the most expensive on the basis of current share price to the subadviser's estimate of normal long-term earnings power. The subadviser's management team intensively evaluates the cheapest companies to construct a portfolio of stocks that the subadviser believes generally have the following characteristics:

o cheap on the basis of current price to estimated normal level of earnings

o current earnings below normal levels

o a sound plan to restore earnings to normal

o a sustainable business advantage

Before investing, the subadviser considers the value of an entire business relative to its price. The subadviser views itself as a long-term business investor, rather than a stock buyer. This systematic process is intended to ensure that the fund's portfolio avoids the emotional inputs that can lead to overvalued securities.

The subadviser approaches sell decisions from the same disciplined framework. The subadviser generally sells a security when it reaches fair value, there are more attractive opportunities, or there is a change in company fundamentals.

Under normal market conditions, the fund is almost entirely invested in stocks. The fund may invest in securities of foreign issuers.

In abnormal market conditions, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help to provide an indication of the fund's risks. Year-by-year and average annual figures for the period prior to November __, 2002 reflect the actual performance of the sole class of Pzena Focused Value Fund, the fund's predecessor. On November __ 2002, the fund acquired all of the assets of Pzena Focused Value Fund pursuant to an agreement and plan of reorganization in exchange for Class A shares of the fund. The total expenses for the fund's Class A shares are estimated to be slightly higher than the predecessor fund's sole class of shares. The average annual returns for Class A have been restated to reflect applicable sales charges. This adjustment will have the effect of reducing the previously reported performance of the Pzena Focused Value Fund. Since Class B and C shares have no operational history, no annual returns have been provided for Classes B and C. Total expenses for Classes B and C should be substantially similar, except for Rule 12b-1 fees. Year-by-year and index figures do not reflect sales charges and would be lower if they did. All figures assume dividend reinvestment. The performance of Pzena Focused Value Fund reflects stocks selected from the largest 1,000 publicly traded U.S. companies, whereas the fund invests in stocks selected from the 500 largest such companies. Past performance before and after taxes does not indicate future results.

Class A, total returns

2002 return as of 6-30-02: 0.36%
Best quarter: Q2 '99, 30.73%
Worst quarter: Q3 `98, -21.97%

After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

Standard & Poor's Barra/500 Value Index, an unmanaged index containing those stocks from the Standard & Poor's 500 Index that have low price-to-book ratios.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
                    1997           1998        1999          2000          2001
                   24.57%        -5.67%        0.29%        35.88%        13.07%

---------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-01
---------------------------------------------------------------------------------
                                                    1 year    5 year      Life of
                                                                          Class A
Class A before tax (began 6-24-96)                      --        --         --
Class A after tax on distributions                      --        --         --
Class A after tax on distributions, with sale           --        --         --
---------------------------------------------------------------------------------
Standard & Poor's 500 Index                        -11.89%     10.70%     13.16%
Standard & Poor's Barra/500 Value Index            -11.71%      9.49%     10.96%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small or medium capitalization stocks. The fund focuses on value stocks, which could underperform growth stocks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the subadviser's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

o In a down market, higher-risk securities could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in this fund.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. The figures below show estimated annual expenses. Actual expenses may be greater or less.

-----------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                       Class A     Class B     Class C
-----------------------------------------------------------------------------------------
Maximum sales charge (load)                               5.00%       5.00%       2.00%
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                  5.00%       none        1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less       none(2)     5.00%       1.00%


-----------------------------------------------------------------------------------------
Annual operating expenses                                 Class A     Class B     Class C
-----------------------------------------------------------------------------------------
Management fee                                            0.85%       0.85%        0.85%
Distribution and service (12b-1) fees                     0.25%       1.00%        1.00%
Other expenses                                            0.96%       0.96%        0.96%
Total fund operating expenses                             2.06%       2.81%        2.81%
Expense reimbursement (at least until 11/_/03)            0.71%       0.71%        0.71%
Net annual operating expenses                             1.35%       2.10%        2.10%


The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.


--------------------------------------------------------------------------------
Expenses                               Year 1     Year 3     Year 5     Year 10
--------------------------------------------------------------------------------
Class A                                $631       $1048       $1491       $2716
Class B with redemption                $713       $1104       $1621       $2907
Class B without redemption             $213       $ 804       $1421       $2907
Class C with redemption                $410       $ 896       $1507       $3156
Class C without redemption             $311       $ 896       $1507       $3156


(1)   A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

================================================================================

SUBADVISER

Pzena Investment Management, LLC

Team responsible for day-to-day investment management

Founded in 1995

Supervised by the adviser

FUND CODES

Class A      Ticker          --
             CUSIP
             Newspaper       --
             SEC number      811-1677
             JH fund number  38

Class B      Ticker          --
             CUSIP
             Newspaper       --
             SEC number      811-1677
             JH fund number  138

Class C      Ticker          --
             CUSIP
             Newspaper       --
             SEC number      811-1677
             JH fund number  538

Your account

--------------------------------------------------------------------------------

CHOOSING A SHARE CLASS

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------

o     A front-end sales charge, as described at right.

o     Distribution and service (12b-1) fees of 0.25%.

--------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------

o     No front-end sales charge; all your money goes to work for you right away.

o     Distribution and service (12b-1) fees of 1.00%.

o     A deferred sales charge, as described on following page.

o Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------

o     A front-end sales charge, as described at right.

o     Distribution and service (12b-1) fees of 1.00%.

o A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

o No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

Because 12b-1 fees are paid on an ongoing basis, they may cost shareholders more than other types of sales charges.

Investors purchasing $1 million or more of Class B or Class C shares may want to consider the lower operating expenses of Class A shares.

Your broker/dealer receives a percentage of these sales charges and fees. In addition, John Hancock Funds may pay significant compensation out of its own resources to your broker/dealer.

Your broker/dealer or agent may charge you a fee to effect transactions in fund shares.

--------------------------------------------------------------------------------

HOW SALES CHARGES ARE CALCULATED

Class A and Class C Sales charges are as follows:

--------------------------------------------------------------------------------
Class A sales charges
--------------------------------------------------------------------------------
                                        As a % of                As a % of your
Your investment                         offering price           investment
Up to $49,999                           5.00%                    5.26%
$50,000 - $99,999                       4.50%                    4.71%
$100,000 - $249,999                     3.50%                    3.63%
$250,000 - $499,000                     2.50%                    2.56%
$500,000 - $999,999                     2.00%                    2.04%
$1,000,000 and over                     See below

--------------------------------------------------------------------------------
Class C sales charges
--------------------------------------------------------------------------------
                                        As a % of                As a % of your
Your investment                         offering price           investment
Up to $1,000,000                        1.00%                    1.01%
$1,000,000 and over                     none

Investments of $1 million or more Class A and Class C shares are available with no front-end sales charge. However, there is a contingent deferred sales charge
(CDSC) on any Class A shares sold within one year of purchase, as follows:

--------------------------------------------------------------------------------
CDSC on $1 million+ investments
--------------------------------------------------------------------------------
                                           CDSC on shares
Your investment                            being sold
First $1M - $4,999,999                     1.00%
Next $1 - $5M above that                   0.50%
Next $1 or more above that                 0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.


6 YOUR ACCOUNT

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

Class B Shares are offered at their net asset value per share, without any initial sales charge.

Class B and Class C A CDSC may be charged if you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

--------------------------------------------------------------------------------
Class B deferred charges
--------------------------------------------------------------------------------
Years after purchase             CDSC on shares being sold
1st year                         5.00%
2nd year                         4.00%
3rd or 4th year                  3.00%
5th year                         2.00%
6th year                         1.00%
After 6th year                   none

--------------------------------------------------------------------------------
Class C deferred charges
--------------------------------------------------------------------------------
Years after purchase             CDSC
1st year                         1.00%
After 1st year                   none

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

CDSC calculations are based on the number of shares involved, not on the value of your account. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

--------------------------------------------------------------------------------

SALES CHARGE REDUCTIONS AND WAIVERS

Reducing your Class A sales charges There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

o Accumulation Privilege -- lets you add the value of any Class A shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge. Retirement plans investing $1 million in Class B shares may add that value to Class A purchases to calculate charges.

o Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

o Combination Privilege -- lets you combine Class A shares of multiple funds for purposes of calculating the sales charge.

To utilize: complete the appropriate section of your application, or contact your financial representative or Signature Services, or consult the SAI (see the back cover of this prospectus).

Group Investment Program A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments must total at least $250) and individual investors may close their accounts at any time.

To utilize: contact your financial representative or Signature Services to find out how to qualify, or consult the SAI (see the back cover of the prospectus).

CDSC waivers As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

o     to make payments through certain systematic withdrawal plans

o     to make certain distributions from a retirement plan

o     because of shareholder death or disability

To utilize: if you think you may be eligible for a CDSC waiver, contact your financial representative or Signature Services, or consult the SAI (see the back cover of this prospectus).


                                                                  YOUR ACCOUNT 7

Reinstatement privilege If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds in the same share class of any John Hancock fund within 120 days without a sales charge, as long as Signature Services is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

To utilize: contact your financial representative or Signature Services.

Waivers for certain investors Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

o     selling brokers and their employees and sales representatives

o financial representatives utilizing fund shares in fee-based investment products under signed agreement with John Hancock Funds

o fund trustees and other individuals who are affiliated with these or other John Hancock funds

o individuals transferring assets from an employee benefit plan into a John Hancock fund

o participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

o any shareholder account of Pzena Focused Value Fund registered on this Fund's books in the shareholder's name as of November 8, 2002.

Class C shares may be offered without front-end sales charges to various individuals and institutions.

To utilize: if you think you may be eligible for a sales charge waiver, contact Signature Services or consult the SAI (see the back cover of this prospectus).

--------------------------------------------------------------------------------

OPENING AN ACCOUNT

1     Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:

o     non-retirement account: $1,000

o     retirement account: $250

o     group investments: $250

o Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month

o fee-based clients of selling brokers who have placed at least $2 billion in John Hancock funds: $250

3 Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. You must notify your financial representative or Signature Services if this information changes. For more details, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.


8 YOUR ACCOUNT

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------

            Opening an account                     Adding to an account

By check

[Clip Art]  o  Make out a check for the         o  Make out a check for the
               investment amount, payable to       investment amount payable to
               "John Hancock Signature             "John Hancock Signature
               Services, Inc."                     Services, Inc."

            o  Deliver the check and your       o  Fill out the detachable
               completed application to your       investment slip from an
               financial representative, or        account statement. If no slip
               mail them to Signature              is available, include a note
               Services (address below).           specifying the fund name,
                                                   your share class, your
                                                   account number and the
                                                   name(s) in which the account
                                                   is registered.

                                                o  Deliver the check and your
                                                   investment slip or note to
                                                   your financial
                                                   representative, or mail them
                                                   to Signature Services
                                                   (address below).

By exchange

[Clip Art]  o  Call your financial              o  Log on to www.jhfunds.com to
               representative or Signature         process exchanges between
               Services to request an              funds.
               exchange.
                                                o  Call EASI-Line for automated
                                                   service 24 hours a day using
                                                   your touch-tone phone at
                                                   1-800-338-8080.

                                                o  Call your financial
                                                   representative or Signature
                                                   Services to request an
                                                   exchange.

By wire

[Clip Art]  o  Deliver your completed           o  Instruct your bank to wire
               application to your financial       the amount of your investment
               representative, or mail it to       to:
               Signature Services.                    First Signature Bank &
                                                      Trust
            o  Obtain your account number by          Account # 900000260
               calling your financial                 Routing # 211475000
               representative or Signature
               Services.                        Specify the fund name, your
                                                share class, your account
            o  Instruct your bank to wire       number and the name(s) in
               the amount of your investment    which the account is
               to:                              registered. Your bank may
                 First Signature Bank & Trust   charge a fee to wire funds.
                 Account # 900000260
                 Routing # 211475000

            Specify the fund name, your
            share class, your account
            number and the name(s) in
            which the account is
            registered. Your bank may
            charge a fee to wire funds.

By Internet

[Clip Art]  See "By exchange" and "By wire."    o  Verify that your bank or
                                                   credit union is a member of
                                                   the Automated Clearing House
                                                   (ACH) system.

                                                o  Complete the "Bank
                                                   Information" section on your
                                                   account application.

                                                o  Log on to www.jhfunds.com to
                                                   initiate purchases using your
                                                   authorized bank account.

By phone

[Clip Art]  See "By exchange" and "By wire."    o  Verify that your bank or
                                                   credit union is a member of
                                                   the Automated Clearing House
                                                   (ACH) system.

                                                o  Complete the "Bank
                                                   Information" section on your
                                                   account application.

                                                o  Call EASI-Line for automated
                                                   service 24 hours a day using
                                                   your touch-tone phone at
                                                   1-800-338-8080.

                                                o  Call your financial
                                                   representative or Signature
                                                   Services between 8 A.M. and 4
                                                   P.M. Eastern Time on most
                                                   business days.

To open or add to an account using the Monthly Automatic Accumulation Program, see "Additional investor services."

--------------------------------------------
Address:

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for
instructions and assistance.
--------------------------------------------


                                                                  YOUR ACCOUNT 9

--------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------

           Designed for                      To sell some or all of your shares

By letter

[Clip Art] o  Accounts of any type.          o  Write a letter of instruction or
                                                complete a stock power
           o  Sales of any amount.              indicating the fund name, your
                                                share class, your account
                                                number, the name(s) in which the
                                                account is registered and the
                                                dollar value or number of shares
                                                you wish to sell.

                                             o  Include all signatures and any
                                                additional documents that may be
                                                required (see next page).

                                             o  Mail the materials to Signature
                                                Services.

                                             o  A check will be mailed to the
                                                name(s) and address in which the
                                                account is registered, or
                                                otherwise according to your
                                                letter of instruction.

By Internet

[Clip Art] o  Most accounts.                 o  Log on to www.jhfunds.com to
                                                initiate redemptions from your
           o  Sales of up to $100,000.          funds.

By phone

[Clip Art] o  Most accounts.                 o  Call EASI-Line for automated
                                                service 24 hours a day using
           o  Sales of up to $100,000.          your touch-tone phone at
                                                1-800-338-8080.

                                             o  Call your financial
                                                representative or Signature
                                                Services between 8 A.M. and 4
                                                P.M. Eastern Time on most
                                                business days.

By wire or electronic funds transfer (EFT)

[Clip Art] o  Requests by letter to sell     o  To verify that the Internet or
              any amount.                       telephone redemption privilege
                                                is in place on an account, or to
           o  Requests by Internet or           request the form to add it to an
              phone to sell up to $100,000.     existing account, call Signature
                                                Services.

                                             o  Amounts of $1,000 or more will
                                                be wired on the next business
                                                day. A $4 fee will be deducted
                                                from your account.

                                             o  Amounts of less than $1,000 may
                                                be sent by EFT or by check.
                                                Funds from EFT transactions are
                                                generally available by the
                                                second business day. Your bank
                                                may charge a fee for this
                                                service.

By exchange

[Clip Art] o  Accounts of any type.          o  Obtain a current prospectus for
                                                the fund into which you are
           o  Sales of any amount.              exchanging by Internet or by
                                                calling your financial
                                                representative or Signature
                                                Services.

                                             o  Log on to www.jhfunds.com to
                                                process exchanges between your
                                                funds.

                                             o  Call EASI-Line for automated
                                                service 24 hours a day using
                                                your touch-tone phone at
                                                1-800-338-8080.

                                             o  Call your financial
                                                representative or Signature
                                                Services to request an exchange.

To sell shares through a systematic withdrawal plan, see "Additional investor services."


10 YOUR ACCOUNT

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o     your address of record has changed within the past 30 days

o     you are selling more than $100,000 worth of shares

o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

--------------------------------------------------------------------------------
Seller                                  Requirements for written requests
--------------------------------------------------------------------------------
                                                                      [Clip Art]

Owners of individual, joint or          o  Letter of instruction.
UGMA/UTMA accounts (custodial
accounts for minors).                   o  On the letter, the signatures
                                           and titles of all persons
                                           authorized to sign for the
                                           account, exactly as the account
                                           is registered.

                                        o  Signature guarantee if
                                           applicable (see above).

Owners of corporate, sole               o  Letter of instruction.
proprietorship, general partner or
association accounts.                   o  Corporate business/organization
                                           resolution, certified within the
                                           past 12 months, or a John
                                           Hancock Funds business/
                                           organization certification form.

                                        o  On the letter and the
                                           resolution, the signature of the
                                           person(s) authorized to sign for
                                           the account.

                                        o  Signature guarantee if
                                           applicable (see above).

Owners or trustees of trust             o  Letter of instruction.
accounts.
                                        o  On the letter, the signature(s)
                                           of the trustee(s).

                                        o  Copy of the trust document
                                           certified within the past 12
                                           months or a John Hancock Funds
                                           trust certification form.

                                        o  Signature guarantee if
                                           applicable (see above).

Joint tenancy shareholders with         o  Letter of instruction signed by
rights of survivorship whose               surviving tenant.
co-tenants are deceased.
                                        o  Copy of death certificate.

                                        o  Signature guarantee if
                                           applicable (see above).

Executors of shareholder estates.       o  Letter of instruction signed by
                                           executor.

                                        o  Copy of order appointing
                                           executor, certified within the
                                           past 12 months.

                                        o  Signature guarantee if applicable
                                           (see above).

Administrators, conservators,           o  Call 1-800-225-5291 for instructions.
guardians and other sellers or
account types not listed above.

--------------------------------------------
Address:

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for
instructions and assistance.
--------------------------------------------


                                                                 YOUR ACCOUNT 11

--------------------------------------------------------------------------------

TRANSACTION POLICIES

Valuation of shares The net asset value (NAV) per share for each class of the fund is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time). The fund uses market prices in valuing portfolio securities, but may use fair-value estimates if reliable market prices are unavailable. The fund may also value securities at fair value if the value of these securities has been materially affected by events occurring after the close of a foreign market. Foreign stock or other portfolio securities held by the fund may trade on U.S. holidays and weekends, even though the fund's shares will not be priced on those days. This may change the fund's NAV on days when you cannot buy or sell shares.

Buy and sell prices When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com, or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical. Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. However, if the new fund's CDSC rate is higher, then the rate will increase. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate.

To protect the interests of other investors in the fund, the fund may cancel the exchange privileges of any parties who, in the opinion of the fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. The fund may also refuse any exchange order. The fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

Certificated shares The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------

DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance

o     after any changes of name or address of the registered owner(s)

o     in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The fund generally distributes most or all of its net earnings in the form of dividends. The fund declares and pays any income dividends annually. Capital gains, if any, are typically distributed annually.

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of more than $10 mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.


12 YOUR ACCOUNT

Taxability of dividends Dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund's long-term capital gains are taxable as capital gains; dividends from the fund's income and short-term capital gains are generally taxable as ordinary income. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, Signature Services may charge you $10 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason, and your account will not be closed if its drop in value is due to fund performance or the effects of sales charges.

--------------------------------------------------------------------------------

ADDITIONAL INVESTOR SERVICES

Monthly Automatic Accumulation Program

(MAAP) MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

o     Complete the appropriate parts of your account application.

o If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

o     Make sure you have at least $5,000 worth of shares in your account.

o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

o Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

o Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans John Hancock Funds offers a range of retirement plans, including traditional, Roth and Education IRAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.


                                                                 YOUR ACCOUNT 13

Fund details

--------------------------------------------------------------------------------

BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the fund. The fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.

The trustees have the power to change the fund's investment goal without shareholder approval.

The management firm The fund is managed by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. and manages approximately $26 billion in assets as of June 30, 2002.

The subadviser Pzena Investment Management, LLC ("PIM") was founded in 1995 and is controlled by Richard S. Pzena, President. PIM managed approximately $__ billion in assets as of September 30, 2002, and was the investment adviser to the predecessor fund.

Management fee The fund pays the investment adviser a management fee at an annual rate of 0.85% of the fund's average net assets.

                      -------------------------------------
                                  Shareholders
                      -------------------------------------

                      -------------------------------------
  Distribution and         Financial services firms and
shareholder services          their representatives

                         Advise current and prospective
                           shareholders on their fund
                        investments, often in the context
                          of an overall financial plan.
                      -------------------------------------

                      -------------------------------------
                              Principal distributor

                             John Hancock Funds, LLC

                        Markets the fund and distributes
                         shares through selling brokers,
                          financial planners and other
                           financial representatives.
                      -------------------------------------

                      -------------------------------------
                                 Transfer agent

                      John Hancock Signature Services, Inc.

                          Handles shareholder services,
                          including record-keeping and
                           statements, distribution of
                      dividends and processing of buy and
                                 sell requests.
                      -------------------------------------

                      -------------------------------------
                                   Subadviser                           Asset
                                                                      management
                        Pzena Investment Management, LLC
                                830 Third Avenue
                               New York, NY 10022

                        Provides portfolio management to
                                    the fund.
                      -------------------------------------

                      -------------------------------------
                               Investment adviser

                           John Hancock Advisers, LLC
                              101 Huntington Avenue
                              Boston, MA 02199-7603

                         Manages the fund's business and
                             investment activities.
                      -------------------------------------

                      -------------------------------------
                                    Custodian

                              The Bank of New York
                                 One Wall Street
                               New York, NY 10286

                        Holds the fund's assets, settles
                        all portfolio trades and collects
                       most of the valuation data required
                         for calculating the fund's NAV.
                      -------------------------------------

                      -------------------------------------
                                    Trustees

                         Oversee the fund's activities.
                      -------------------------------------


14 FUND DETAILS

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

This table details the performance of the Pzena Focused Value Fund, the fund's predecessor, including total return information showing how much an investment in the fund has increased or decreased each year. On November ___, 2002, the fund acquired all of the assets of Pzena Focused Value Fund pursuant to an agreement and plan of reorganization in exchange for Class A shares of the fund. The performance of Pzena Focused Value Fund reflects stocks selected from the 1000 largest publicly traded U.S. companies, whereas the Fund invests in stocks selected from the 500 largest such companies. This information has been audited by Tait, Weller and Baker, Independent Auditors. Their report and the predecessor fund's financial statements are included in the predecessor fund's Annual Report, which is available upon request.

Pzena Focused Value Fund
Figures audited by Tait, Weller and Baker

CLASS A SHARES
For a capital share outstanding throughout each year                                       Year Ended April 30,
                                                                     --------------------------------------------------------------
                                                                      2002          2001         2000          1999          1998
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                   $16.08        $11.63       $11.83        $14.40        $11.56
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                           0.05          0.02        (0.06)        (0.05)        (0.03)
Net realized and unrealized gain (loss) on investments                 2.42          4.43         0.19         (2.02)         3.93
Total from investment operations                                       2.47          4.45         0.13         (2.07)         3.90
Less distributions
From net investment income                                            (0.06)           --           --            --            --
From net capital gain                                                 (0.33)           --        (0.33)        (0.50)        (1.06)
Total distributions                                                   (0.39)           --        (0.33)        (0.50)        (1.06)

Net asset value, end of year                                         $18.16        $16.08       $11.63        $11.83        $14.40
Total return                                                          15.67%        38.26%        1.34%       (14.03%)       35.10%
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (millions)                                    $21.5         $11.4         $5.3          $7.2          $9.7
-----------------------------------------------------------------------------------------------------------------------------------
RATIO OF EXPENSES TO AVERAGE NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
Before fees waived and expenses absorbed                               2.01%         2.81%        2.99%         2.60%         2.69%
After fees waived and expenses absorbed                                1.25%         1.75%        1.75%         1.75%         1.75%
-----------------------------------------------------------------------------------------------------------------------------------
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
Before fees waived and expenses absorbed                              (0.42%)       (0.84%)      (1.71%)       (1.26%)       (1.26%)
After fees waived and expenses absorbed                                0.34%         0.22%       (0.47%)       (0.41%)       (0.32%)
Portfolio turnover rate                                               38.03%        78.22%       50.07%        47.14%        53.95%

================================================================================


                                                                 FUND DETAILS 15

For more information

Two documents are available that offer further information on the John Hancock Classic Value Fund:

Annual/Semiannual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the fund. The current annual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail:

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

By phone: 1-800-225-5291

By EASI-Line: 1-800-338-8080

By TDD: 1-800-554-6713

On the Internet: www.jhfunds.com

Or you may view or obtain these documents from the SEC:

In person: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-942-8090

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

[LOGO](R)
[OLYMPIC LOGO]
WORLDWIDE SPONSOR

John Hancock Funds, LLC

MEMBER NASD

101 Huntington Avenue
Boston, MA 02199-7603

www.jhfunds.com

Mutual Funds
Institutional Services
Private Managed Accounts
Retirement Plans

                                                 (C)2002 JOHN HANCOCK FUNDS, LLC
                                                                   XX0PN   11/02

                         JOHN HANCOCK CLASSIC VALUE FUND

                   Class A, Class B Class C and Class I Shares
                       Statement of Additional Information

                                 November , 2002

This Statement of Additional Information provides information about John Hancock Classic Value Fund (the "Fund") in addition to the information that is contained in the Fund's current Prospectus. (the "Prospectus"). The Fund is a non-diversified series of John Hancock Capital Series (the "Trust").

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:

                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000
                                 1-800-225-5291

                                TABLE OF CONTENTS
                                                                            Page

Organization of the Fund..............................................         2
Investment Objective and Policies.....................................         2
Investment Restrictions...............................................        13
Those Responsible for Management......................................        16
Investment Advisory and Other Services................................        23
Distribution Contracts................................................        26
Sales Compensation....................................................        27
Net Asset Value.......................................................        30
Initial Sales Charge on Class A Shares................................        30
Deferred Sales Charge on Class B and Class C Shares...................        33
Special Redemptions...................................................        37
Additional Services and Programs......................................        37
Purchase and Redemptions through Third Parties........................        39
Description of the Fund's Shares......................................        39
Tax Status............................................................        40
Calculation of Performance............................................        45
Brokerage Allocation..................................................        47
Transfer Agent Services...............................................        49
Custody of Portfolio..................................................        50
Independent Auditors..................................................        50
Appendix A- Description of Investment Risk............................       A-1
Appendix B-Description of Bond Ratings................................       B-1
Financial Statements..................................................       F-1

ORGANIZATION OF THE FUND

The Fund is a series of the Trust, an open-end investment management company organized as a Massachusetts business trust in 1984 under the laws of The Commonwealth of Massachusetts. The Fund is the successor to Pzena Focused Value Fund, a series of Professionally Managed Portfolios, a Massachusetts business trust. On , 2002, the Fund acquired all of the assets of Pzena Focused Value Fund pursuant to an agreement and plan of reorganization (the "Reorganization") in exchange for Class A shares of the fund and the assumption of certain liabilities of Pzena Focused Value Fund.

John Hancock Advisers, LLC (prior to February 1, 2002, John Hancock Advisers, Inc. ) (the "Adviser") is the Fund's investment adviser. The Adviser is an indirect, wholly-owned subsidiary of John Hancock Life Insurance Company (formerly John Hancock Mutual Life Insurance Company)(the "Life Company"), a Massachusetts life insurance company chartered in 1862, with national headquarters at John Hancock Place, Boston, Massachusetts. The Life Company is wholly owned by John Hancock Financial Services, Inc., a Delaware corporation organized in February, 2000. Pzena Investment Management, LLC is the fund's Sub-Adviser.

INVESTMENT OBJECTIVE AND POLICIES

The following information supplements the discussion of the Fund's investment objective and policies discussed in the Prospectus. Appendix A contains further information describing investment risks. The investment objective is non-fundamental and may be changed by the Trustees without shareholder approval. There is no assurance that the Fund will achieve its investment objective.

The Fund seeks long-term growth of capital. To pursue this goal, the Fund invests primarily in domestic equity securities and, normally, will invest at least 80% of total assets in such securities. The Sub-Adviser seeks to buy securities of companies that, in its opinion, are undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valution ratios, such as price-to-book, below market average, as defined by the S&P 500 Index. The Fund is non-diversified and may invest more than 5% of total assets in securities of individual companies.

The Sub-Adviser has a research team consisting of persons with extensive experience managing or advising large public businesses. When investing, the Sub-Adviser views itself as buying businesses, not stocks, and asks the question, "would we buy the entire business for cash at the current price?" In contrast to the more prevalent momentum strategies on Wall Street that ask, "what will happen next?", the Sub-Adviser's is a long-term strategy aimed at long-term returns.

In choosing individual securities, the Sub-Adviser screens a universe of the 500 largest publicly traded U.S. companies. Using fundamental research and a proprietary computer model, the Sub-Adviser ranks these companies from the cheapest to the most expensive on the basis of current share price to the Sub-Adviser's estimate of normal long-term earnings power. The Sub-Adviser's management team intensively evaluates the cheapest companies to construct a portfolio of stocks that the Sub-Adviser believes generally have the following characteristics: cheap on the basis of current price to estimated normal level of earnings; current earnings below normal levels; a sound plan to restore earnings to normal; a sustainable business advantage. This systematic process is intended to ensure that the Fund's portfolio avoids the emotional inputs that can lead to overvalued securities.

The Sub-Adviser approaches sell decisions from the same disciplined framework. The Sub-Adviser generally sells a security when it reaches fair value, there are more attractive opportunities, or there is a change in company fundamentals. On average, the Sub-Adviser expects to hold positions for three years.

The Fund anticipates that its portfolio turnover rate will normally not exceed 80%. The lack of frequent trading has the potential to increase tax efficiency and may lead to lower transaction costs, which could help to improve performance.

In abnormal market conditions, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

Non-Diversification: The Fund has elected "non-diversified" status under the Investment Company Act of 1940 and may invest more than 5% of total assets in securities of a single company. However, the Fund intends to comply with the diversification standards applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. In order to meet these standards, among other requirements, at the close of each quarter of its taxable year (a) at least 50% of the value of the Fund's total assets must be represented by one or more of the following: (i) cash and cash items, including receivables; (ii) U.S. Government securities; (iii) securities of other regulated investment companies; and (iv) securities (other than those in items
(ii) and (iii) above) of any one or more issuers as to which the Fund's investment in an issuer does not exceed 5% of the value of the Fund's total assets (valued at time of purchase); and (b) not more than 25% of its total assets (valued at time of purchase) may be invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).

The Fund's ability to invest heavily in securities of individual issuers may increase the volatility of the Fund's investment performance. Changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a diversified fund.

Preferred stocks. The Fund may invest in preferred stocks. Preferred stock generally has a preference to dividends and, upon liquidation, over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate but, unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer's common stock until all unpaid preferred stock dividends have been paid. Preferred stock also may be subject to optional or mandatory redemption provisions.

Convertible securities. The Fund may invest in convertible securities which may include corporate notes or preferred stock. Investments in convertible securities are not subject to the rating criteria with respect to non-convertible debt obligations. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. The market value of convertible securities can also be heavily dependent upon the changing value of the equity securities into which such securities are convertible, depending on whether the market price of the underlying security exceeds the conversion price. Convertible securities generally rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock. However, the extent to which such risk is reduced depends upon the degree to which the convertible security sells above its value as a fixed-income security.

Investment Companies. Subject to the Fund's non-fundamental investment restriction set forth below, the Fund may invest in shares of other investment companies in pursuit of its investment objective. This may include investments in money market mutual funds in connection with the Fund's management of daily cash positions. In addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund and its shareholders will also bear the pro rata portion of each other investment company's advisory and operational expenses.

Government Securities. The Fund may invest in government securities. Certain U.S. Government securities, including U.S. Treasury bills, notes and bonds, and Government National Mortgage Association certificates ("GNMA"), are supported by the full faith and credit of the United States. Certain other U.S. Government securities, issued or guaranteed by Federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the United States, but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations of the Federal Home Loan Mortgage Corporation ("FHLMC"), and obligations supported by the credit of the instrumentality, such as Federal National Mortgage Association Bonds ("FNMA"). No assurance can be given that the U.S. Government will provide financial support to such Federal agencies, authorities, instrumentalities and government sponsored enterprises in the future.

Debt securities. The Fund may invest up to 20% of total assets in debt securities, including debt securities rated below investment grade. Debt securities of corporate and governmental issuers in which the Fund may invest are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk).

Lower Rated High Yield Debt Obligations. The Fund may invest up to 20% of total assets in high yielding, fixed income securities rated below investment grade (e.g., rated below Baa by Moody's Investors Service, Inc. ("Moody's") or below BBB by Standard & Poor's Ratings Group ("S&P").

Ratings are based largely on the historical financial condition of the issuer. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. See Appendix B to this Statement of Additional Information which describes the characteristics of corporate bonds in the various ratings categories. The Fund may invest in comparable quality unrated securities which, in the opinion of the Adviser or Subadviser, offer comparable yields and risks to those securities which are rated.

Debt obligations rated in the lower ratings categories, or which are unrated, involve greater volatility of price and risk of loss of principal and income. In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal. The high yield fixed income market is relatively new and its growth occurred during a period of economic expansion. The market has not yet been fully tested by an economic recession.

The market price and liquidity of lower rated fixed income securities generally respond to short term corporate and market developments to a greater extent than do the price and liquidity of higher rated securities because such developments are perceived to have a more direct relationship to the ability of an issuer of such lower rated securities to meet its ongoing debt obligations.

Reduced volume and liquidity in the high yield bond market or the reduced availability of market quotations will make it more difficult to dispose of the bonds and to value accurately the Fund's assets. The reduced availability of reliable, objective data may increase the Fund's reliance on management's judgment in valuing high yield bonds. In addition, the Fund's investments in high yield securities may be susceptible to adverse publicity and investor perceptions, whether or not justified by fundamental factors. A Fund's investments, and consequently its net asset value, will be subject to the market fluctuations and risks inherent in all securities.

Certificates of Deposit, Bankers' Acceptances and Time Deposits. The Fund may acquire certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds Deposited in a commercial bank for a definite period of time and earning a Specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific Merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government. In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under its investment objective and policies stated above and in its prospectus, the Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Commercial Paper and Short-Term Notes. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturates of less than nine months and fixed rates of return, although such instruments may have maturates of up to one year. Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by Standard & Poor's Ratings Group, "Prime-1" or "Prime-2" by Moody's Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality. These rating symbols are described in Appendix B.

Zero Coupon Securities. Among the debt securities in which the Fund may invest are zero coupon securities. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than do other types of debt securities having similar maturities and credit quality. Original issue discount earned on zero coupon securities must be included in the Fund's income. Thus, to continue to quality for tax treatment as a regulated investment company and to avoid a certain excise tax on undistributed income, the Fund may be required to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. These distributions must be made from the Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately could be reduced as a result.

Ratings as Investment Criteria. In general, the ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("S&P") represent the opinions of these agencies as to the quality of the securities which they rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Fund as initial criteria for the selection of debt securities. Among the factors which will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix B contains further information concerning the rating of Moody's and S&P and their significance. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither of these events will require the sale of the securities by the Fund.

Investments in Foreign Securities. The Fund may invest up to 20% of its net assets in securities of foreign issuers that are not publicly traded in the United States, including Depositary receipts. The Fund may also invest without regard to the 20% limitation in securities of foreign issuers which are listed and traded on a domestic national securities exchange.

Depositary Receipts. The Fund may invest in securities of foreign issuers in the form of American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"). These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national market and currencies. ADRs and EDRs may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

Foreign Currency Transactions. The Fund may engage in foreign currency transactions. Foreign currency transactions may be conducted on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market.

The Fund may also enter into forward foreign currency exchange contracts to hedge against fluctuations in currency exchange rates affecting a particular transaction or portfolio position. Forward contracts are agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of the Fund accruing in connection with the purchase and sale of its portfolio securities quoted or denominated in the same or related foreign currencies. Portfolio hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in the same or related foreign currencies. The Fund may elect to hedge less than all of its foreign portfolio positions as deemed appropriate by the Adviser. The Fund will not engage in speculative forward foreign currency exchange transactions.

If the Fund purchases a forward contract, the Fund will segregate cash or liquid securities in a separate account in an amount equal to the value of the Fund's total assets committed to the consummation of such forward contract. The assets in the segregated account will be valued at market daily and if the value of the securities in the separate account declines, additional cash or securities will be placed in the account so that the value of the account will be equal to the amount of the Fund's commitment in forward contracts.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency rises. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

Risks of Foreign Securities. Investments in foreign securities may involve a greater degree of risk than those in domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those that are published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers.

Because foreign securities may be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities, and any net investment income and gains that the Fund distributes to shareholders. Securities transactions undertaken in some foreign markets may not be settled promptly so that the Fund's investments on foreign exchanges may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.

Foreign securities will be purchased in the best available market, whether through over-the-counter markets or exchanges located in the countries where principal offices of the issuers are located. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States' economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

The dividends, in some cases capital gains and interest payable on certain of the Fund's foreign portfolio securities, may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income or gains available for distribution to the Fund's shareholders.

Repurchase Agreements. In a repurchase agreement the Fund buys a security for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. The Adviser will continuously monitor the creditworthiness of the parties with whom the Fund enters into repurchase agreements.

The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income decline in value of the underlying securities or lack of access to income during this period and the expense of enforcing its rights.

Reverse Repurchase Agreements and Other Borrowings. The Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. The Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. To minimize various risks associated with reverse repurchase agreements, the Fund will establish and maintain a separate account consisting of liquid securities, of any type or maturity, in an amount at least equal to the repurchase prices of the securities (plus any accrued interest thereon) under such agreements.

The Fund will not enter into reverse repurchase agreements and other borrowings except from banks as a temporary measure for extraordinary emergency purposes in amounts not to exceed 33 1/3% of the Fund's total assets (including the amount borrowed) taken at market value. The Fund will not use leverage to attempt to increase total return. The Fund will enter into reverse repurchase agreements only with federally insured banks which are approved in advance as being creditworthy by the Trustees. Under procedures established by the Trustees, the Advisers will monitor the creditworthiness of the banks involved.

Restricted and illiquid Securities. The Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), including commercial paper issued in reliance on Section 4(2) of the 1933 act and securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. The Fund will not invest more than 15% of its net assets in illiquid investments. If the Trustees determines, based upon a continuing review of the trading markets for specific Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid investments. The Trustees have adopted guidelines and delegate to the Advisers the daily function of determining the monitoring and liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Options on Securities and Securities Indices. The Fund may purchase and write
(sell) call and put options on securities in which it may invest or on any securities index based on securities in which it may invest. These options may be listed on national domestic securities exchanges or traded in the over-the-counter market. The Fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

Writing Covered Options. A call option on securities written by the Fund obligates the Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities written by the Fund obligates the Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the Fund of the opportunity to profit from an increase in the market price of the securities in its portfolio. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities to be acquired for its portfolio.

All call and put options written by the Fund are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities in a segregated account with a value at least equal to the Fund's obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. The Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

The Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

Purchasing Options. The Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts") in the market value of securities of the type in which it may invest. The Fund may also sell call and put options to close out its purchased options.

The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. The Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's portfolio securities. Put options may also be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Fund's portfolio securities.

The Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers.

Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Adviser's ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities markets.

Futures Contracts and Options on Futures Contracts. To seek to increase total return or hedge against changes in interest rates or securities prices, the Fund may purchase and sell various kinds of futures contracts and purchase and write call and put options on these futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities, securities indices and any other financial instruments and indices. All futures contracts entered into by the Fund are traded on U.S. exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission ("CFTC").

Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities will usually be liquidated in this manner, the Fund may instead make, or take, delivery of the underlying securities whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging and Other Strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that the Fund proposes to acquire. When securities prices are falling, the Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When securities prices are rising, the Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

The Fund may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated decline in market prices that would adversely affect the value of the Fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund's portfolio securities.

If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for the Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's portfolio securities.

When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, the Fund may take a "long" position by purchasing futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices then available in the applicable market to be less favorable than prices that are currently available. The Fund may also purchase futures contracts as a substitute for transactions in securities, to alter the investment characteristics of portfolio securities or to gain or increase its exposure to a particular securities market.

Options on Futures Contracts. The Fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give the Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund's assets. By writing a call option, the Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. The Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations. The Fund will engage in futures and related options transactions either for bona fide hedging purposes or to seek to increase total return as permitted by the CFTC. To the extent that the Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, the Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

To the extent that the Fund engages in nonhedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these nonhedging positions will not exceed 5% of the net asset value of the Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Fund to purchase securities, require the Fund to establish a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions.

Perfect correlation between the Fund's futures positions and portfolio positions will be impossible to achieve. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.

Lending of Securities. The Fund may lend portfolio securities to brokers, dealers, and financial institutions if the loan is collateralized by cash or U.S. government securities according to applicable regulatory requirements. The Fund may reinvest any cash collateral in short-term securities and money market funds. When the Fund lends portfolio securities, there is a risk that the borrower may fail to return the loaned securities involved in the transaction. As a result, the Fund may incur a loss or, in the event of the borrower's bankruptcy, the Fund may be delayed in or prevented from liquidating the collateral. It is a fundamental policy of the Fund not to lend portfolio securities having a total value in excess of 33 1/3 % of its total assets.

Rights and Warrants. The Fund may purchase warrants and rights which are securities permitting, but not obligating, their holder to purchase the underlying securities at a predetermined price, subject to the Fund's Investment Restrictions. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants and rights may be considered to entail greater investment risk than certain other types of investments. In addition, the value of warrants and rights does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or prior to their expiration date. Investment in warrants and rights increases the potential profit or loss to be realized from the investment of a given amount of the Fund's assets as compared with investing the same amount in the underlying stock.

Short Sales. The Fund may engage in short sales "against the box". In a short sale against the box, the Fund borrows securities from a broker-dealer and sells the borrowed securities, and at all times during the transaction, the Fund has the right to acquire the same securities at no extra cost. If the price of the security has declined at the time the Fund is required to deliver the security, the Fund will benefit from the difference in the price. If the price of the security has increased, the Fund will be required to pay the difference.

Forward Commitment and When-Issued Securities. The Fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. The Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

When the Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund's losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date the Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities equal, of any type or maturity, in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Short-Term Trading and Portfolio Turnover. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. The Fund may engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments, or to take advantage of yield disparities between various fixed income securities in order to realize capital gains or improve income. Short-term trading may have the effect of increasing portfolio turnover rate. A high rate of portfolio turnover (100% or greater) involves correspondingly higher brokerage expenses. The Fund's portfolio turnover rate is set forth in the table under the caption "Financial Highlights" in the Prospectus.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions. The following investment restrictions will not be changed without the approval of a majority of the Fund's outstanding voting securities which, as used in the Prospectus and this Statement of Additional Information, means the approval by the lesser of (1) the holders of 67% or more of the Fund's shares represented at a meeting if more than 50% of the Fund's outstanding shares are present in person or by proxy at that meeting or (2) more than 50% of the Fund's outstanding shares.

The Fund may not:

1. Issue senior securities, except as permitted by the Fund's fundamental investment restrictions on borrowing, lending and investing in commodities and as otherwise permitted under the 1940 Act. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the deferral of trustees' fees, the purchase or sale of options, futures contracts and options on futures contracts, forward commitments, forward foreign exchange contracts and repurchase agreements entered into in accordance with the Fund's investment policies are not deemed to be senior securities.

2. Borrow money, except: (i) for temporary or short-term purposes or for the clearance of transactions in amounts not to exceed 33 1/3% of the value of the fund's total assets (including the amount borrowed) taken at market value; (ii) in connection with the redemption of fund shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets, (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets; (iv) in connection with entering into reverse repurchase agreements and dollar rolls, but only if after each such borrowing there is asset coverage of at least 300% as defined in the 1940 Act; and (v) as otherwise permitted under the 1940 Act. For purposes of this investment restriction, the deferral of trustees' fees and transactions in short sales, futures contracts, options on futures contracts, securities or indices and forward commitment transactions shall not constitute borrowing.

3. Act as an underwriter, except to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the Securities Act of 1933.

4. Purchase, sell or invest in real estate, but subject to its other investment policies and restrictions may invest in securities of companies that deal in real estate or are engaged in the real estate business. These companies include real estate investment trusts and securities secured by real estate or interests in real estate. The fund may hold and sell real estate acquired through default, liquidation or other distributions of an interest in real estate as a result of the fund's ownership of securities.

5. Invest in commodities or commodity futures contracts, other than financial derivative contracts. Financial derivatives include forward currency contracts; financial futures contracts and options on financial futures contracts; options and warrants on securities, currencies and financial indices; swaps, caps, floors, collars and swaptions; and repurchase agreements entered into in accordance with the fund's investment policies.

6. Make loans, except that the fund may (i) lend portfolio securities in accordance with the fund's investment policies up to 33 1/3% of the fund's total assets taken at market value, (ii) enter into repurchase agreements, and (iii) purchase all or a portion of an issue of publicly distributed debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

7. Purchase the securities of issuers conducting their principal activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets taken at market value at the time of such investment. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies, instrumentalities or authorities.

Non-Fundamental Investment Restrictions. The following investment restrictions are designated as non-fundamental and may be changed by the Trustees without shareholder approval.

1. Purchase a security if, as a result, (i) more than 10% of the fund's total assets would be invested in the securities of other investment companies,
     (ii) the fund would hold more than 3% of the total outstanding voting securities of any one investment company, or (iii) more than 5% of the Fund's total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the fund in connection with lending of the fund's portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations, the fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds.

2. Invest in the securities of an issuer for the purpose of exercising control or management.

3. Purchase securities on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions.

4.   Invest more than 15% of its net assets in securities which are illiquid.

If a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value of the Fund's assets will not be considered a violation of the restriction.

The Fund will invest only in countries on the Adviser's Approved Country Listing. The Approved Country Listing is a list maintained by the Adviser's investment department that outlines all countries, including the United States, that have been approved for investment by Funds managed by the Adviser.

If allowed by the Fund's other investment policies and restrictions, the Fund may invest up to 5% of its total assets in Russian equity securities and up to 10% of its total assets in Russian fixed income securities. All Russian securities must be: (1) denominated in U.S. dollars, Canadian dollars, euros, sterling, or yen; (2) traded on a major exchange; and (3) held physically outside of Russia.

THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Fund is managed by its Trustees, including certain Trustees who are not "interested persons" of the Fund or the Trust (as defined in the Investment Company Act of 1940) (the "Independent Trustees"), who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Fund are also officers or Directors of the Adviser, or officers and Directors of the Fund's principal distributor, John Hancock Funds, LLC (prior to February 1, 2002, John Hancock Funds, Inc.) ("John Hancock Funds").

---------------------------------------------------------------------------------------------------------------------
                                                                                                       Number of
                                                                                                       John Hancock
                             Position(s)   Trustee/                                                    Funds
Name, Address (1)            Held with     Officer     Principal Occupation(s) and other               Overseen by
And Age                      Fund          since(2)    Directorships During Past 5 Years               Trustee
---------------------------------------------------------------------------------------------------------------------
Independent Trustees
---------------------------------------------------------------------------------------------------------------------
Dennis S. Aronowitz          Trustee       2002        Professor of Law, Emeritus, Boston University   31
Born:  1931                                            School of Law (as of 1996); Director,
                                                       Brookline Bancorp.

---------------------------------------------------------------------------------------------------------------------
Richard P. Chapman, Jr.      Trustee       2002        Chairman, President and Chief Executive         31
Born:  1935                                            Officer, Brookline Bancorp. (lending) (since
                                                       1972); Trustee, Northeastern University
                                                       (education); Chairman and Director, Lumber
                                                       Insurance Co. (insurance) (until 2000);
                                                       Chairman and Director, Northeast Retirement
                                                       Services, Inc. (retirement administration)
                                                       (since 1998).

---------------------------------------------------------------------------------------------------------------------
William J. Cosgrove          Trustee       2002        Vice President, Senior Banker and Senior        31
Born:  1933                                            Credit Officer, Citibank, N.A. (retired
                                                       1991); Executive Vice President, Citadel
                                                       Group Representatives, Inc.;  Director,
                                                       Hudson City Bancorp; Trustee, Scholarship
                                                       Fund for Inner City Children (since 1986).

---------------------------------------------------------------------------------------------------------------------
Richard A. Farrell           Trustee       2002        President, Farrell, Healer & Co., Inc.,         31
Born:  1932                                            (venture capital management firm)(since 1980)
                                                       and General Partner of the Venture Capital
                                                       Fund of NE (since 1980); Trustee, Marblehead
                                                       Savings Bank (since 1994); Prior to 1980,
                                                       headed the venture capital group at Bank of
                                                       Boston Corporation.

---------------------------------------------------------------------------------------------------------------------

(1) Business address for independent and interested Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Interested Trustee: holds positions with the Fund's investment adviser, underwriter, and/ or certain other affiliates.

---------------------------------------------------------------------------------------------------------------------
                                                                                                       Number of
                             Position(s)                                                               John Hancock
                             Held with     Trustee/                                                    Funds
Name, Address (1)            Fund          Officer     Principal Occupation(s) and other               Overseen by
And Age                                    since(2)    Directorships During Past 5 Years               Trustee
---------------------------------------------------------------------------------------------------------------------
Gail D. Fosler               Trustee       2002        Senior Vice President and Chief Economist,      31
Born:  1947                                            The Conference Board (non-profit economic and
                                                       business research)(since 1989); Director,
                                                       Unisys Corp. (since 1993); Director, H.B.
                                                       Fuller Company (since 1992) and DBS Holdings
                                                       (Singapore) (banking and financial services)
                                                       (since 1999); Director, National Bureau of
                                                       Economic Research (academic)(since 1989);
                                                       Director, Baxter International (medical
                                                       health care) (since 2001).
---------------------------------------------------------------------------------------------------------------------
William F. Glavin            Trustee       2002        President Emeritus, Babson College (as of       31
Born:  1932                                            1998); Vice Chairman, Xerox Corporation
                                                       (until 1989); Director, Reebok, Inc. (since
                                                       1994) and Inco Ltd.

---------------------------------------------------------------------------------------------------------------------
John A. Moore                Trustee       2002        President and Chief Executive Officer,          37
Born:  1939                                            Institute for Evaluating Health Risks,
                                                       (nonprofit institution) (until 2001); Senior
                                                       Scientist, Sciences International (health
                                                       research)(since 1998); Principal, Hollyhouse
                                                       (consulting)(since 2000); Director, CIIT
                                                       (nonprofit research) (since 2002).

---------------------------------------------------------------------------------------------------------------------
Patti McGill Peterson        Trustee       2002        Executive Director, Council for International   37
Born:  1943                                            Exchange of Scholars (since 1998); Vice
                                                       President, Institute of International
                                                       Education (since 1998); Senior Fellow,
                                                       Cornell Institute of Public Affairs,
                                                       Cornell University (until 1997); President
                                                       Emerita of Wells College and St. Lawrence
                                                       University; Director, Niagara Mohawk Power
                                                       Corporation (electric utility).

---------------------------------------------------------------------------------------------------------------------
John W. Pratt                Trustee       2002        Professor of Business Administration            31
Born:  1931                                            Emeritus,  Harvard University Graduate School
                                                       of Business Administration (as of 1998).
---------------------------------------------------------------------------------------------------------------------

(1) Business address for independent and interested Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Interested Trustee: holds positions with the Fund's investment adviser, underwriter, and/ or certain other affiliates.

-----------------------------------------------------------------------------------------------------------------------
                                                                                                        Number of
                                                                                                        John Hancock
                           Position(s)    Trustee/                                                      Funds
Name, Address (1)          Held with      Officer      Principal Occupation(s) and other                Overseen by
And Age                    Fund           since(2)     Directorships During Past 5 Years                Trustee
-----------------------------------------------------------------------------------------------------------------------
Interested Trustees
-----------------------------------------------------------------------------------------------------------------------
John M. DeCiccio (3)       Trustee        2002         Executive Vice President and Chief Investment    59
Born:  1948                                            Officer, John Hancock Financial Services,
                                                       Inc.; Director, Executive Vice President and
                                                       Chief Investment Officer, John Hancock Life
                                                       Insurance Company; Chairman of the Committee
                                                       of Finance of John Hancock Life Insurance
                                                       Company; Director, John Hancock Subsidiaries,
                                                       LLC, Hancock Natural Resource Group,
                                                       Independence Investment LLC, Independence
                                                       Fixed Income LLC, John Hancock Advisers, LLC
                                                       (the "Adviser") and The Berkeley Financial
                                                       Group, LLC ("The Berkeley Group"), John
                                                       Hancock Funds, LLC ("John Hancock Funds"),
                                                       Massachusetts Business Development
                                                       Corporation; Director, John Hancock Insurance
                                                       Agency, Inc. ("Insurance Agency, Inc.") (until
                                                       1999) and John Hancock Signature Services,
                                                       Inc. ("Signature Services") (until 1997).

-----------------------------------------------------------------------------------------------------------------------
Maureen R. Ford (3)        Trustee,       2002         Executive Vice President, John Hancock           59
Born:  1955                Chairman,                   Financial Services, Inc., John Hancock Life
                           President                   Insurance Company; Chairman, Director,
                           and Chief                   President and Chief Executive Officer, the
                           Executive                   Advisers and The Berkeley Group; Chairman,
                           Officer                     Director and Chief Executive Officer, John
                                                       Hancock Funds, Chairman, Director and
                                                       President, Insurance Agency, Inc.; Chairman,
                                                       Director and Chief Executive Officer,
                                                       Sovereign Asset Management Corporation
                                                       ("SAMCorp."); Director, Independence
                                                       Investment LLC, Independence Fixed Income LLC
                                                       and Signature Services; Senior Vice President,
                                                       MassMutual Insurance Co. (until 1999); Senior
                                                       Vice President, Connecticut Mutual Insurance
                                                       Co. (until 1996).
-----------------------------------------------------------------------------------------------------------------------

(1) Business address for independent and interested Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Interested Trustee: holds positions with the Fund's investment adviser, underwriter, and/ or certain other affiliates.

---------------------------------------------------------------------------------------------------------------------
                                                                                                       Number of
                                                                                                       John Hancock
                             Position(s)   Trustee/                                                    Funds
Name, Address (1)            Held with     Officer        Principal Occupation(s) and other            Overseen by
And Age                      Fund          since(2)       Directorships During Past 5 Years            Trustee
---------------------------------------------------------------------------------------------------------------------
Principal Officers who                                                                                 N/A
are not Trustees
---------------------------------------------------------------------------------------------------------------------
William L. Braman           Executive      2002           Executive Vice President and Chief           N/A
Born:  1953                 Vice                          Investment Officer, the Adviser and each
                            President                     of the John Hancock funds; Director,
                            and Chief                     SAMCorp., Executive Vice President and
                            Investment                    Chief Investment Officer, Baring Asset
                            Officer                       Management, London U.K. (until 2000).

---------------------------------------------------------------------------------------------------------------------
Richard A. Brown            Senior Vice    2002           Senior Vice President, Chief Financial       N/A
Born:  1949                 President                     Officer and Treasurer, the Adviser, John
                            and Chief                     Hancock Funds, and The Berkeley Group;
                            Financial                     Second Vice President and Senior Associate
                            Officer                       Controller, Corporate Tax Department, John
                                                          Hancock Financial Services, Inc. (until
                                                          2001).

---------------------------------------------------------------------------------------------------------------------
Thomas H. Connors           Vice           2002           Vice President and Compliance Officer, the   N/A
Born:  1959                 President                     Adviser and each of the John Hancock
                            and                           funds; Vice President, John Hancock Funds.
                            Compliance
                            Officer

---------------------------------------------------------------------------------------------------------------------
William H. King             Vice           2002           Vice  President  and  Assistant  Treasurer,  N/A
Born:  1952                 President                     the Adviser;  Vice  President and Treasurer
                            and                           of each of the John Hancock funds; Assistant
                            Treasurer                     Treasurer of each of the John Hancock funds
                                                          (until 2001).

---------------------------------------------------------------------------------------------------------------------
Susan S. Newton             Senior Vice    2002           Senior Vice President, Secretary and Chief   N/A
Born:  1950                 President,                    Legal Officer, SAMCorp., the Adviser and
                            Secretary                     each of the John Hancock funds, John
                            and Chief                     Hancock Funds and The Berkeley Group; Vice
                            Legal Officer                 President, Signature Services (until
                                                          2000), Director, Senior Vice President and
                                                          Secretary, NM Capital.
---------------------------------------------------------------------------------------------------------------------

(1) Business address for independent and interested Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Interested Trustee: holds positions with the Fund's investment adviser, underwriter, and/ or certain other affiliates.

The Fund's Board of Trustees currently has five standing Committees: the Audit Committee, the Administration Committee, the Contracts/Operations Committee, the Investment Performance Committee and the Coordinating Committee. Each Committee is comprised of Independent Trustees. The Audit Committee members are Messrs. Farrell and Moore and Ms. Fosler. The Audit Committee recommends to the full board auditors for the

Fund, monitors and oversees the audits of the Fund, communicates with both independent auditors and internal auditors on a regular basis and provides a forum for the auditors to report and discuss any matters they deem appropriate at any time. The Audit Committee held four meetings during the fiscal year ended December 31, 2001.

The Administration Committee's members are all of the Independent Trustees of the Fund. The Administration Committee reviews the activities of the other four standing committees and makes the final selection and nomination of candidates to serve as Independent Trustees. The Administration Committee will consider nominees recommended by shareholders to serve as Independent Trustees, provided that shareholders submit recommendations in compliance with all of the pertinent provisions of Rule 14a-8 under the Securities Exchange Act of 1934. The Administration Committee also works with all Trustees on the selection and election of officers of the Fund. The Administration Committee held four meetings during the fiscal year ended December 31, 2001.

The Contracts/Operations Committee members are Messrs. Chapman, Cosgrove and Pratt. The Contracts/Operations Committee oversees the initiation, operation, and renewal of contracts between the Fund and other entities. These contracts include advisory and subadvisory agreements, custodial and transfer agency agreements and arrangements with other service providers. The Contracts/Operations Committee held five meetings during the fiscal year ended December 31, 2001.

The Investment Performance Committee consists of, Messrs. Aronowitz and Glavin and Ms. Peterson. The Investment Performance Committee monitors and analyzes the performance of the Fund generally, consults with the adviser as necessary if the Fund requires special attention, and reviews peer groups and other comparative standards as necessary. The Investment Performance Committee held four meetings during the fiscal year ended December 31, 2001.

The Coordinating Committee members are the chairpersons of the other four standing committees. The Coordinating Committee assures consistency of action among committees, reviews Trustee compensation, evaluates Trustee performance and considers committee membership rotations as well as relevant corporate governance issues.

The following table provides a dollar range indicating each Trustee's ownership of equity securities of the Fund, as well as aggregate holdings of shares of equity securities of all John Hancock Funds overseen by the Trustee, as of December 31, 2001.

--------------------------------------------------------------------------------------------------------------------

                                   Dollar Range of Fund shares     Aggregate Dollar Range of holdings in John
Name of Trustee                    Owned by Trustee (1)            Hancock funds overseen by Trustee (1)
--------------------------------------------------------------------------------------------------------------------
Independent Trustees
--------------------------------------------------------------------------------------------------------------------
Dennis S. Aronowitz                None                            $50,001-$100,000
--------------------------------------------------------------------------------------------------------------------
Richard P. Chapman, Jr.            None                            Over $100,000
--------------------------------------------------------------------------------------------------------------------
William J. Cosgrove                None                            Over $100,000
--------------------------------------------------------------------------------------------------------------------
Richard A. Farrell                 None                            Over $100,000
--------------------------------------------------------------------------------------------------------------------
Gail D. Fosler                     None                            $10,001-$50,000
--------------------------------------------------------------------------------------------------------------------
William F. Glavin                  None                            $10,001-$50,000
--------------------------------------------------------------------------------------------------------------------
Dr. John A. Moore                  None                            Over $100,000
--------------------------------------------------------------------------------------------------------------------
Patti McGill Peterson              None                            Over $100,000
--------------------------------------------------------------------------------------------------------------------
John W. Pratt                      None                            Over $100,000
--------------------------------------------------------------------------------------------------------------------
Interested Trustees
--------------------------------------------------------------------------------------------------------------------
John M. DeCiccio                   None                            Over $100,000
--------------------------------------------------------------------------------------------------------------------
Maureen R. Ford                    None                            Over $100,000
--------------------------------------------------------------------------------------------------------------------

(1) Under the John Hancock Deferred Compensation Plan for Independent Trustees, an Independent Trustee may elect to earn a return on his deferred fees equal to the amount that he would have earned if the deferred fees amount were invested in one or more funds in the John Hancock fund complex. Under these circumstances, a trustee is not the legal owner of the underlying shares, but participates in any positive or negative return on those shares to the same extent as other shareholders. If the Trustees were deemed to own the shares used in computing the value of his deferred compensation, as of December 31, 2001, the respective "Dollar Range of Fund Shares Owned by Trustee" and the "Aggregate Dollar Range of holdings in John Hancock funds overseen by Trustee" would be none and over $100,000 for Mr. Chapman, none and over $100,000 for Mr. Cosgrove, none and $100,000 for Mr. Glavin, none and over $100,000 for Mr. Moore.

The following table provides information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Mr. DeCiccio and Ms. Ford, each a non-Independent Trustee, and each of the officers of the Fund are interested persons of the Adviser, are compensated by the Adviser and/or its affiliates and receive no compensation from the Fund for their services.

                                    Aggregate                   Total Compensation From the
                                    Compensation                Fund and John Hancock Fund
Independent Trustees                From the Fund(1)            Complex to Trustees(2)
--------------------                ----------------            ----------------------
Dennis S. Aronowitz                 $25                           $ 75,000
Richard P. Chapman, Jr.*             25                             78,100
William J. Cosgrove*                 25                             72,000
Richard A. Farrell                   25                             72,000
Gail D. Fosler                       25                             75,000
William F. Glavin*                   25                             72,000
Dr. John A. Moore*                   25                             75,100
Patti McGill Peterson                25                             72,000
John W. Pratt                        25                             72,000
                                  ------                          --------
Total                              $225                           $663,200

(1) Compensation is estimated for the current fiscal year ending December 31, 2002.

(2) Total compensation paid by the John Hancock Funds Complex to the Independent Trustees is as of December 31, 2001. As of this date, there were sixty-six funds in the John Hancock Fund

Complex, with Mr. Moore and Ms. Peterson serving on thirty-seven funds and each other Independent Trustee serving on thirty-one funds.

*As of December 31, 2001, the value of the aggregate accrued deferred compensation amount from all funds in the John Hancock Funds Complex for Mr. Chapman was $71,309, Mr. Cosgrove was $207,842, Mr. Glavin was $280,472 and for Dr. Moore was $238,982 under the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees (the "Plan").

All of the officers listed are officers or employees of the Adviser or Affiliated Companies. Some of the Trustees and officers may also be officers and/or directors and/or Trustees of one or more of the other funds for which the Adviser serves as investment adviser.

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and has approximately $26 billion in assets under management as of , 2002 in its capacity as investment adviser to the Fund and other funds in the John Hancock group of funds as well as retail and institutional privately managed accounts. The Adviser is an affiliate of the Life Company, one of the most recognized and respected financial institutions in the nation. With total assets under management of more than $100 billion, the Life Company is one of the ten largest life insurance companies in the United States, and carries a high rating with Standard & Poor's and A. M. Best. Founded in 1862, the Life Company has been serving clients for over 130 years.

The Sub-Adviser, Pzena Investment Management, LLC, is located at 830 Third Avenue, 14th Floor, New York, NY 10022. The Sub-Adviser has been providing investment advisory services since 1995 and is controlled by Mr. Richard S. Pzena, President. The Sub-Adviser served as the investment adviser to the Fund's predecessor, the Pzena Focused Value Fund, and managed approximately $___ billion in assets as of September 30, 2002.

The Fund has entered into an investment management contract (the "Advisory Agreement") with the Adviser which was approved in connection with the Reorganization by the sole initial shareholder of the Fund. Pursuant to the Advisory Agreement, the Adviser, in conjunction with the Sub-Adviser will: (a) furnish continuously an investment program for the Fund and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held, sold or exchanged, and (b) provide supervision over all aspects of the Fund's operations except those which are delegated to a custodian, transfer agent or other agent.

The Adviser and the Fund have entered into a Sub-Advisory Agreement with the Sub-Adviser under which the Sub-Adviser, subject to the review of the Trustees and the overall supervision of the Adviser, is responsible for managing the investment operations of the Fund and the composition of the Fund's portfolio and furnishing the Fund with advice with respect to investments, investment policies and the purchase and sale of securities. The Sub-Advisory Agreement was approved in connection with the Reorganization by the sole initial shareholder of the Fund.

The Fund bears all costs of its organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders' reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts, maintaining a committed line of credit, and calculating the net asset value of shares;

fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the Fund); the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders' meetings; trade association memberships; insurance premiums; and any extraordinary expenses.

As compensation for its services under the Advisory Agreement, the Fund pays the Adviser a fee, paid daily, at an annual rate equal to 0.85% of the average daily net asset value of the Fund.

From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund's annual ordinary operating expenses to a specified percentage of its average daily net assets. The Adviser retains the right to reimpose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual ordinary operating expenses fall below this limit.

The Adviser has agreed to limit the Fund's expenses (excluding transfer agent and 12b-1 fees) to 0.70% of the Fund's average daily net assets. In addition, the Adviser has agreed to limit transfer agent fees on Class A, B and C shares to 0.40% of each class's average daily net assets and net operating expenses on Class A shares to 1.35%. The Adviser has agreed with the Sub-Adviser not to terminate this limitation at least until November , 2003.

Securities held by the Fund may also be held by other funds or investment advisory clients for which the Adviser, the Sub-Adviser or their respective affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more other funds or clients are selling the same security. If opportunities for purchase or sale of securities by the Adviser or Sub-Adviser for the Fund or for other funds or clients for which the Adviser or Sub-Adviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser, the Sub-Adviser or its affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Pursuant to its Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which their respective Agreements relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from their reckless disregard of the obligations and duties under the applicable Agreements.

The Sub-Advisory Agreement provides that the Sub-Adviser shall not be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses) incurred or suffered by the Adviser, the Trust, the Fund or any of their affiliates as a result of any error of judgment or mistake of law by the Sub-Adviser with respect to the Fund, except that the Sub-Adviser shall be liable for and shall indemnify the Adviser and the Fund from any loss arising out of or based on (i) the Sub-Adviser's negligent or willful conduct causing the Fund to be in violation of any applicable federal or state law, rule or regulation or any investment policy or restriction set forth in the Fund's prospectus or this statement of additional information or any written policies, procedures, guidelines or instructions provided in writing to the Sub-Adviser by the Trustees of the Fund or by the Adviser, (ii) the Sub-Adviser's negligent or willful conduct causing the Fund to fail to satisfy the requirements for qualification as a regulated investment company under the Internal Revenue Code, or (iii) the Sub-Adviser's willful misfeasance, bad faith or gross negligence generally in the performance of its duties under the Sub-Advisory Agreement or its reckless disregard of its obligations and duties under the Sub-Advisory Agreement.

Under the Advisory Agreement, the Fund may use the name "John Hancock" or any name derived from or similar to it only for so long as the Advisory Agreement or any extension, renewal or amendment thereof remains in effect. If the Advisory Agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such a name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the nonexclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

The Advisory Agreement, Sub-Advisory Agreement and the Distribution Agreement (discussed below) were approved by all Trustees. The Advisory Agreement, Sub-Advisory Agreement and the Distribution Agreement, will continue in effect from year to year, provided that its continuance is approved annually both (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Trustees, and (ii) by a majority of the Trustees who are not parties to the Agreement or "interested persons" of any such parties. Each Agreement may be terminated on 60 days written notice by any party or by vote of a majority of the outstanding voting securities of the Fund and will terminate automatically if assigned. The Sub-Advisory Agreement terminates automatically upon the termination of the Advisory Agreement.

As provided in the Sub-Advisory Agreement, the Adviser (not the Fund) pays the Sub-Adviser quarterly, in arrears, after the end of each quarter, a fee equal on an annual basis to the following percentages of the Fund's average daily net assets: (i) 0.4250% with respect to the first $500,000,000 of the average daily net asset value of the Fund; (ii) 0.3825% with respect to the average daily net asset value of the Fund in excess of $500,000,000 up to $1,000,000,000; (iii) 0.3400% with respect to the average daily net asset value of the Fund in excess of $1,000,000,000 up to $1,500,000,000; (iv) 0.2975% of the average daily net asset value of the Fund in excess of $1,500,000,000 up to $2,000,000,000; and
(v) 0.2550% of the average daily net asset value of the Fund in excess of $2,000,000,000. During the first year of the Sub-Advisory Agreement, the Adviser has agreed to pay a minimum fee of $150,000.

Under the investment management agreement between the Sub-Adviser and the Fund's predecessor, Pzena Focused Value Fund, the predecessor fund paid a management fee at an annual rate equal to 1.00% of the Fund's average daily net assets. (Prior to August 28, 2001, the annual rate was 1.25%.) For the fiscal year ended April 30, 2002, the Fund's predecessor incurred advisory fees of $148,188, of which the Sub-Adviser waived $104,790 pursuant to the predecessor Fund's expense limitation. For the fiscal year ended April 30, 2001, the Fund's predecessor incurred advisory fees of $86,449, of which the Sub-Adviser waived $68,587 pursuant to the expense limitation. For the fiscal year ended April 30, 2000, the Fund's predecessor incurred advisory fees of $80,432, of which the Sub-Adviser waived $79,867 pursuant to the expense limitation.

Factors considered by the Independent Trustees in approving the Advisory Agreement and the Sub-Advisory Agreement. The 1940 Act requires that the fund's Advisory Agreement and Sub-Advisory Agreement be initially and, after an initial term of not more than two years, annually reapproved by both the Board of Trustees and a majority of the Independent Trustees voting separately. The Independent Trustees have determined that the terms of the Fund's Advisory Agreement and Sub-Advisory Agreement are fair and reasonable and that the contracts are in the fund's best interest. The Independent Trustees believe that the advisory contracts will enable the Fund to enjoy high quality investment advisory services at a cost they deem appropriate, reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees met independently from the Interested Trustees of the Fund and any officers of the Adviser or its affiliates. The Independent Trustees also relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

In evaluating the Advisory Agreement and Sub-Advisory Agreement , the Independent Trustees reviewed materials furnished by Adviser, including information regarding the Adviser, the Sub-Adviser, their respective affiliates and their personnel, operations and financial condition. The Independent Trustees also reviewed, among other things:

o    the investment performance of the Fund's predecessor, Pzena Focused Value
     Fund;

o the fee charged by Adviser for investment advisory and administrative services, as well as other compensation received by affiliates of the Adviser;

o    the fee payable to the Subadviser by the Adviser;

o the Fund's projected total operating expenses and the expense limitation provided by the Adviser; and

o the Sub-Adviser's experience in managing the Fund's predecessor, the experience of the Adviser in supervising sub-advisers and the historical quality of the services provided by the Adviser and the Sub-Adviser.

Accounting and Legal Services Agreement. The Trust, on behalf of the Fund, is a party to an Accounting and Legal Services Agreement with the Adviser. Pursuant to this agreement, the Adviser provides the Fund with certain tax, accounting and legal services.

Personnel of the Adviser and its affiliates may trade securities for their personal accounts. The Fund also may hold, or may be buying or selling, the same securities. To prevent the Fund from being disadvantaged, the adviser(s), principal underwriter and the Fund have adopted a code of ethics which restricts the trading activity of those personnel.

DISTRIBUTION CONTRACTS

The Fund has a Distribution Agreement with John Hancock Funds. Under the agreement, John Hancock Funds is obligated to use its best efforts to sell shares of each class of the Fund. Shares of the Fund are also sold by selected broker-dealers (the "Selling Brokers") which have entered into selling agency agreements with John Hancock Funds. These Selling Brokers are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Fund. John Hancock Funds accepts orders for the purchase of the shares of the Fund which are continually offered at net asset value next determined, plus an applicable sales charge, if any. In connection with the sale of Fund shares, John Hancock Funds and Selling Brokers receive compensation from a sales charge imposed, in the case of Class A and Class C shares, at the time of sale. In the case of Class B or Class C shares, the broker receives compensation immediately but John Hancock Funds is compensated on a deferred basis.

The Fund's Trustees adopted Distribution Plans with respect to each class of shares (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, the Fund will pay distribution and service fees at an aggregate annual rate of up to 0.25% for Class A shares and 1.00% for Class B and Class C shares of the Fund's average daily net assets attributable to shares of that class. However, the service fees will not exceed 0.25% of the Fund's average daily net assets attributable to each class of shares. The distribution fees will be used to reimburse the John Hancock Funds for its distribution expenses, including but not limited to: (i) initial and ongoing sales compensation to Selling Brokers and others (including affiliates of the John Hancock Funds) engaged in the sale of Fund shares; (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares; and (iii) with respect to Class B and Class C shares only, interest expenses on unreimbursed distribution expenses. The service fees will be used to compensate Selling Brokers and others for providing personal and account maintenance services to shareholders. In the event that John Hancock Funds is not fully reimbursed for payments or expenses it incurs under the Class A Plan, these expenses will not be carried beyond twelve months from the date they were incurred. Unreimbursed expenses under the Class B and Class C Plans will be carried forward together with interest on the balance of these unreimbursed expenses. The Fund does not treat unreimbursed expenses under the Class B and Class C Plans as a liability of the Fund because the Trustees may terminate the Class B and /or Class C Plans at any time with no additional liability for these expenses to the shareholders and the Fund. The Plans and all amendments were approved by the Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plans (the "Independent Trustees"), by votes cast in person at meetings called for the purpose of voting on these Plans.

Pursuant to the Plans, at least quarterly, John Hancock Funds provides the Fund with a written report of the amounts expended under the Plans and the purpose for which these expenditures were made. The Trustees review these reports on a quarterly basis to determine their continued appropriateness.

The Plans provide that they will continue in effect only so long as its continuance is approved at least annually by a majority of both the Trustees and the Independent Trustees. The Plans provide that they may be terminated without penalty, (a) by a vote of a majority of the Independent Trustees and (b) by a vote of a majority of the Fund's outstanding shares of the applicable class upon 60 days' written notice to John Hancock Funds. The Plans further provide that they may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of the Fund which has voting rights with respect to that Plan. Each plan provides, that no material amendment to the Plans will be effective unless it is approved by a majority vote of the Trustees and the Independent Trustees of the Fund. The holders of Class A, Class B and Class C shares have exclusive voting rights with respect to the Plan applicable to their respective class of shares. In adopting the Plans, the Trustees concluded that, in their judgment, there is a reasonable likelihood that the Plans will benefit the holders of the applicable class of shares of the Fund.

Amounts paid to the John Hancock Funds by any class of shares of the Fund will not be used to pay the expenses incurred with respect to any other class of shares of the Fund; provided, however, that expenses attributable to the Fund as a whole will be allocated, to the extent permitted by law, according to the formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of the Trustees. From time to time, the Fund may participate in joint distribution activities with other Funds and the costs of those activities will be borne by each Fund in proportion to the relative net asset value of the participating Fund.

Shares of the Fund's predecessor were not subject to any Distribution Plan.

SALES COMPENSATION

As part of their business strategies, the Fund, along with John Hancock Funds, pays compensation to financial services firms that sell the Fund's shares. These firms typically pass along a portion of this compensation to your broker or financial representative.

The two primary sources of broker compensation payments for Class A, Class B and Class C are (1) the 12 b-1 fees that are paid out of the fund's assets and (2) sales charges paid by investors. The sales charges and 12b-1 fees are detailed in the prospectus and under the "Distribution Contracts" in this Statement of Additional Information. The portions of these expenses that are paid to financial services firms are shown on the next page. For Class I shares, John Hancock Funds may make a one-time payment at the time of initial purchase out of its own resources to a

Selling Broker who sells shares of the Fund. This payment may not exceed 0.15% of the amount invested.

Whenever you purchase Class A, Class B or Class C shares, the financial services firm receives a reallowance/payment, as described below. The firm also receives the first year's 12b-1 service fee at this time. Beginning with the second year after an investment is made, the financial services firm receives an annual 12b-1 service fee of 0.25% of its total eligible fund net assets. This fee is paid quarterly in arrears by the Fund.

In addition, from time to time, John Hancock Funds, at its expense, may provide significant additional compensation to financial services firms in connection with their promotion of the Fund and sale of shares of the Fund. Such compensation provided by John Hancock Funds may include, for example, financial assistance to financial services firms in connection with their marketing and sales development programs for their registered representatives and other employees, as well as payment for travel expenses, including lodging, incurred by registered representatives and other employees for such marketing and sales development programs, as well as assistance for seminars for the public, advertising and sales campaigns regarding one or more Funds, and other financial services firms-sponsored events or activities. From time to time, John Hancock Funds may provide expense reimbursements for special training of a financial services firm's registered representatives and other employees in group meetings. Other compensation, such as asset retention fees, finder's fees and reimbursement for wire transfer fees, may be offered to the extent not prohibited by law or any self-regulatory agency, such as the NASD.

                                                                                   Broker receives
                                      Sales charge paid   Broker receives maximum  12b-1 service         Total broker
                                      by investors (%     Reallowance              Fee (% of net         compensation (1)
Class A investments                   of offering price)  (% of offering price)    investment) (3)       (% of offering price)
-------------------                   ------------------  ---------------------    ---------------       ---------------------
Up to $49,999                         5.00%               4.01%                    0.25%                 4.25%
$50,000 - $99,999                     4.50%               3.51%                    0.25%                 3.75%
$100,000 - $249,999                   3.50%               2.61%                    0.25%                 2.85%
$250,000 - $499,999                   2.50%               1.86%                    0.25%                 2.10%
$500,000 - $999,999                   2.00%               1.36%                    0.25%                 1.60%

Investments of Class A share of $1
million or more (4)
First $1M - $4,999,999                --                  0.75%                    0.25%                 1.00%
Next $1 - $5M above that              --                  0.25%                    0.25%                 0.50% (2)
Next $1 or more above that            --                  0.00%                    0.25%                 0.25% (2)

                                                                                   Broker receives
                                                          Broker receives maximum  12b-1 service         Total broker
                                                          Reallowance              Fee (% of net         compensation (1)
Class B investments                                       (% of offering price)    investment) (3)       (% of offering price)
-------------------                                       ---------------------    ---------------       ---------------------
All amounts                           --                  3.75%                    0.25%                 4.00%

                                                                                   Broker receives
                                                          Broker receives maximum  12b-1 service         Total broker
                                                          Reallowance              Fee (% of net         compensation (1)
Class C investments                                       (% of offering price)    investment)           (% of offering price)
-------------------                                       ---------------------    -----------           ---------------------
Over $1,000,00 or amounts purchased                       0.75%                    0.25%                 1.00%
at NAV
All other amounts                     1.00%               1.75%                    0.25%                 2.00%

                                                                                   Broker receives
                                                          Broker receives maximum  12b-1 service         Total broker
                                                          Reallowance              Fee (% of net         compensation (1)
Class I investments                                       (% of offering price)    investment) (3)       (% of offering price)
-------------------                                       ---------------------    ---------------       ---------------------
All amounts                           --                  0.00%                    0.00%                 0.00% (5)

(1) Broker percentages and 12b-1 service fee percentages are calculated from different amounts, and therefore may not equal total broker compensation percentages if combined using simple addition.

(2) For Group Investment Programs sales, the maximum total broker compensation for investments of $1 million or more is 1.00% of the offering price (one year CDSC of 1.00% applies for each sale).

(3)  After first year broker receives 12b-1 fees quarterly in arrears.

(4) John Hancock Funds reduce aggregate investments by the amount of recent redemptions.

(5) John Hancock Funds may make a one-time payment at the time of initial purchase out of its own resources to a Selling Broker who sells Class I shares of the Fund. This payment may be up to 0.15% of the amount invested.

CDSC revenues collected by John Hancock Funds may be used to pay brokers commissions when there is no initial sales charge.

NET ASSET VALUE

For purposes of calculating the net asset value (NAV) of the Fund's shares, the following procedures are utilized wherever applicable.

Debt investment securities are valued on the basis of valuations furnished by a principal market- maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

Equity securities traded on a principal exchange or NASDAQ National Market Issues are generally valued at last sale price on the day of valuation. Securities in the aforementioned category for which no sales are reported and other securities traded over-the-counter are generally valued at the last available bid price.

Short-term debt investments which have a remaining maturity of 60 days or less are generally valued at amortized cost which approximates market value. If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of true market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Trustees.

Foreign securities are valued on the basis of quotations from the primary market in which they are traded. Any assets or liabilities expressed in terms of foreign currencies are translated into U.S. dollars by the custodian bank based on London currency exchange quotations as of 5:00 p.m., London time (12:00 noon, New York time) on the date of a determination of the Fund's NAV. If quotations are not readily available, or the value has been materially affected by the events occurring after the closing of a foreign market, assets are valued by a method that the Trustees believe accurately reflects fair value.

The NAV of each Fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern
Time) by dividing a class's net assets by the number of its shares outstanding. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which the Fund's NAV is not calculated. Consequently, the Fund's portfolio securities may trade and the NAV of the Fund's redeemable securities may be significantly affected on days when a shareholder has no access to the Fund.

INITIAL SALES CHARGE ON CLASS A AND CLASS C SHARES

Shares of the Fund are offered at a price equal to their net asset value plus a sales charge which, at the option of the purchaser, may be imposed either at the time of purchase (the "initial sales charge alternative") or on a contingent deferred basis (the "deferred sales charge alternative"). The Fund does not issue share certificates. Shares are electronically recorded. The Trustees reserve the right to change or waive the Fund's minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when in the judgment of the Adviser such rejection is in the Fund's best interest.

The sales charges applicable to purchases of Class A and Class C shares of the Fund are described in the Prospectus. Methods of obtaining reduced sales charges referred to generally in the Prospectus are described in detail below. In calculating the sales charge applicable to current purchases of Class A shares of the Fund, the investor is entitled to accumulate current purchases with the greater of the current value (at offering price) of the Class A shares of the Fund, owned by the investor, or if John Hancock Signature Services, Inc. ("Signature Services") is notified by the investor's dealer or the investor at the time of the purchase, the cost of the Class A shares owned.

Without Sales Charges. Class A shares may be offered without a front-end sales charge or contingent deferred sales charge ("CDSC") to various individuals and institutions as follows:

o A Trustee or officer of the Trust; a Director or officer of the Adviser and its affiliates, subadviser or Selling Brokers; employees or sales representatives of any of the foregoing; retired officers, employees or Directors of any of the foregoing; a member of the immediate family (spouse, children, grandparents, grandchildren, mother, father, sister, brother, mother-in-law, father-in-law, daughter-in-law, son-in-law, niece, nephew and same sex domestic partner) of any of the foregoing; or any fund, pension, profit sharing or other benefit plan for the individuals described above.

o A broker, dealer, financial planner, consultant or registered investment advisor that has entered into a signed agreement with John Hancock Funds providing specifically for the use of Fund shares in fee-based investment products or services made available to their clients.

o A former participant in an employee benefit plan with John Hancock funds, when he or she withdraws from his or her plan and transfers any or all of his or her plan distributions directly to the Fund.

o A member of a class action lawsuit against insurance companies who is investing settlement proceeds.

o Retirement plans participating in Merrill Lynch servicing programs, if the Plan has more than $3 million in assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. See your Merrill Lynch financial consultant for further information.

o Retirement plans investing through the PruArray Program sponsored by Prudential Securities.

o Pension plans transferring assets from a John Hancock variable annuity contract to the Fund pursuant to an exemptive application approved by the Securities and Exchange Commission.

o Participant directed retirement plans with at least 100 eligible employees at the inception of the Fund account. Each of these investors may purchase Class A shares with no initial sales charge. However, if the shares are redeemed within 12 months after the end of the calendar year in which the purchase was made, a CDSC will be imposed at the following rate:

     Amount Invested                                                  CDSC Rate
     ---------------                                                  ---------

     $1 to $4,999,999                                                 1.00%
     Next $5 million to $9,999,999                                    0.50%
     Amounts of $10 million and over                                  0.25%

o Any shareholder account of Pzena Focused Value Fund registered on Pzena Focused Value Fund's books in the shareholder's name (and not in the name of a broker or other omnibus account) as of November , 2002.

Class C shares may be offered without a front-end sales charge to:

o    Investments of redemption proceeds from a non-John Hancock mutual fund.

o Group Retirement plan products for which John Hancock Signature Services performs recordkeeping and administrative services. (These plans include 403(b), Simple IRA, SEP and SARSEP plans.)

o Group Retirement plan products sold through third party administrators under the John Hancock SELECT retirement plan program. (These plans include 401(k), Money Purchase and Profit Sharing plans.)

o An investor who buys through Merrill Lynch omnibus account. However, a CDSC may apply if the shares are sold within 12 months of purchase.

Class A and Class C shares may also be purchased without an initial sales charge in connection with certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

Combination Privilege. In calculating the sales charge applicable to purchases of Class A shares made at one time, the purchases will be combined to reduce sales charges if made by (a) an individual, his or her spouse and their children under the age of 21, purchasing securities for his or their own account, (b) a trustee or other fiduciary purchasing for a single trust, estate or fiduciary account and (c) groups which qualify for the Group Investment Program (see below). A company's (not an individual's) qualified and non-qualified retirement plan investments can be combined to take advantage of this privilege. Further information about combined purchases, including certain restrictions on combined group purchases, is available from Signature Services or a Selling Broker's representative.

Accumulation Privilege. Investors (including investors combining purchases) who are already Class A shareholders may also obtain the benefit of the reduced sales charge by taking into account not only the amount being invested but also the investor's purchase price or current value of the Class A shares of all John Hancock funds which carry a sales charge already held by such person. Class A shares of John Hancock money market funds will only be eligible for the accumulation privilege if the investor has previously paid a sales charge on the amount of those shares. Retirement plan investors may include the value of Class B shares if Class B shares held are greater than $1 million. Retirement plans must notify Signature Services to utilize. A company's (not an individual's) qualified and non-qualified retirement plan investments can be combined to take advantage of this privilege.

Group Investment Program. Under the Combination and Accumulation Privileges, all members of a group may combine their individual purchases of Class A shares to potentially qualify for breakpoints in the sales charge schedule. This feature is provided to any group which (1) has been in existence for more than six months, (2) has a legitimate purpose other than the purchase of mutual fund shares at a discount for its members, (3) utilizes salary deduction or similar group methods of payment, and (4) agrees to allow sales materials of the fund in its mailings to members at a reduced or no cost to John Hancock Funds.

Letter of Intention. Reduced sales charges are also applicable to investments made pursuant to a Letter of Intention (the "LOI"), which should be read carefully prior to its execution by an investor. The Fund offers two options regarding the specified period for making investments under the LOI. All investors have the option of making their investments over a specified period of thirteen (13) months. Investors who are using the Fund as a funding medium for a retirement plan, however, may opt to make the necessary investments called for by the LOI over a forty-eight (48) month period. These retirement plans include traditional, Roth and Education IRAs, SEP, SARSEP, 401(k), 403(b) (including
TSAs), SIMPLE IRA, SIMPLE 401(k), Money Purchase Pension, Profit Sharing and
Section 457 plans. An individual's non-qualified and qualified retirement plan investments cannot be combined to satisfy LOI of 48 months. Such an investment (including accumulations and combinations but not including reinvested dividends) must aggregate $50,000 or more during the specified period from the date of the LOI or from a date within ninety (90) days prior thereto, upon written request to Signature Services. The sales charge applicable to all amounts invested under the LOI is computed as if the aggregate amount intended to be invested had been invested immediately. If such aggregate amount is not actually invested, the difference in the sales charge actually paid and the sales charge payable had the LOI not been in effect is due from the investor. However, for the purchases actually made within the specified period (either 13 or 48 months) the sales charge applicable will not be higher than that which would have applied (including accumulations and combinations) had the LOI been for the amount actually invested.

The LOI authorizes Signature Services to hold in escrow sufficient Class A shares (approximately 5% of the aggregate) to make up any difference in sales charges on the amount intended to be invested and the amount actually invested, until such investment is completed within the specified period, at which time the escrowed Class A shares will be released. If the total investment specified in the LOI is not completed, the Class A shares held in escrow may be redeemed and the proceeds used as required to pay such sales charge as may be due. By signing the LOI, the investor authorizes Signature Services to act as his attorney-in-fact to redeem any escrowed Class A shares and adjust the sales charge, if necessary. A LOI does not constitute a binding commitment by an investor to purchase, or by the Fund to sell, any additional Class A shares and may be terminated at any time.

Because Class I shares are sold at net asset value without the imposition of any sales charge, none of the privileges described under these captions are available to Class I investors.

DEFERRED SALES CHARGE ON CLASS B AND CLASS C SHARES

Investments in Class B shares are purchased at net asset value per share without the imposition of an initial sales charge so that the Fund will receive the full amount of the purchase payment.

Contingent Deferred Sales Charge. Class B and Class C shares which are redeemed within six years or one year of purchase, respectively will be subject to a CDSC at the rates set forth in the Prospectus as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class B or Class C shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase price or on shares derived from reinvestment of dividends or capital gains distributions.

Class B shares are not available to retirement plans that had more than 100 eligible employees at the inception of the Fund account.

The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchases of both Class B and Class C shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the six-year CDSC redemption period for Class B or one year CDSC redemption period for Class C, or those you acquired through dividend and capital gain reinvestment, and next from the shares you have held the longest during the six-year period for Class B shares. For this purpose, the amount of any increase in a share's value above its initial purchase price is not subject to a CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price.

When requesting a redemption for a specific dollar amount, please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

Example:

You have purchased 100 Class B shares at $10 per share. The second year after your purchase, your investment's net asset value per share has increased by $2 to $12, and you have gained 10 additional shares through dividend reinvestment. If you redeem 50 shares at this time your CDSC will be calculated as follows:

     oProceeds of 50 shares redeemed at $12 per shares (50 x 12)               $600.00
     o*Minus Appreciation ($12 - $10) x 100 shares                             (200.00)
     o Minus proceeds of 10 shares not subject to CDSC (dividend reinvestment) (120.00)
                                                                               -------
     oAmount subject to CDSC                                                   $280.00

     *The appreciation is based on all 100 shares in the account not just the shares being redeemed.

Proceeds from the CDSC are paid to John Hancock Funds and are used in whole or in part by John Hancock Funds to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to select Selling Brokers for selling Class B and Class C shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of the purchase.

Waiver of Contingent Deferred Sales Charge. The CDSC will be waived on redemptions of Class B and Class C shares and of Class A shares that are subject to a CDSC, unless indicated otherwise, in the circumstances defined below:

For all account types:

* Redemptions made pursuant to the Fund's right to liquidate your account if you own shares worth less than $1,000.

* Redemptions made under certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

* Redemptions due to death or disability. (Does not apply to trust accounts unless trust is being dissolved.)

* Redemptions made under the Reinstatement Privilege, as described in "Sales Charge Reductions and Waivers" of the Prospectus.

* Redemption of Class B and Class C shares made under a periodic withdrawal plan or redemptions for fees charged by planners or advisors for advisory services, as long as your annual redemptions do not exceed 12% of your account value, including reinvested dividends, at the time you established your periodic withdrawal plan and 12% of the value of subsequent investments (less redemptions) in that account at the time you notify Signature Services. (Please note, this waiver does not apply to periodic withdrawal plan redemptions of Class A shares that are subject to a CDSC.)

* Redemptions by Retirement plans participating in Merrill Lynch servicing programs, if the Plan has less than $3 million in assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. See your Merrill Lynch financial consultant for further information.

* Redemptions of Class A shares made after one year from the inception date of a retirement plan at John Hancock.

* Redemption of Class A shares by retirement plans that invested through the PruArray Program sponsored by Prudential Securities.

For Retirement Accounts (such as traditional, Roth and Education IRAs, SIMPLE IRAs, SIMPLE 401(k), Rollover IRA, TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and other plans as described in the Internal Revenue Code) unless otherwise noted.

* Redemptions made to effect mandatory or life expectancy distributions under the Internal Revenue Code. (Waiver based on required, minimum distribution calculations for John Hancock Mutual Fund IRA assets only.)

*    Returns of excess contributions made to these plans.

* Redemptions made to effect distributions to participants or beneficiaries from employer sponsored retirement plans under sections 401(a) (such as Money Purchase Pension Plans and Profit Sharing Plan/401(k) Plans), 457 and 408 (SEPs and SIMPLE IRAs) of the Internal Revenue Code.

* Redemptions from certain IRA and retirement plans that purchased shares prior to October 1, 1992 and certain IRA plans that purchased shares prior to May 15, 1995.

Please see matrix for some examples.

---------------------------------------------------------------------------------------------------------------
Type of                 401 (a) Plan      403 (b)           457              IRA, IRA          Non-retirement
Distribution            (401 (k), MPP,                                       Rollover
                        PSP) 457 & 408
                        (SEPs & Simple
                        IRAs)
---------------------------------------------------------------------------------------------------------------
Death or Disability     Waived            Waived            Waived           Waived            Waived
---------------------------------------------------------------------------------------------------------------
Over 70 1/2             Waived            Waived            Waived           Waived for        12% of account
                                                                             required          value annually
                                                                             minimum           in periodic
                                                                             distributions*    payments
                                                                             or 12% of
                                                                             account value
                                                                             annually in
                                                                             periodic
                                                                             payments.
---------------------------------------------------------------------------------------------------------------
Between 59 1/2          Waived            Waived            Waived           Waived for Life   12% of account
and 70 1/2                                                                   Expectancy or     value annually
                                                                             12% of account    in periodic
                                                                             value annually    payments
                                                                             in periodic
                                                                             payments.
---------------------------------------------------------------------------------------------------------------
Under 59 1/2            Waived for        Waived for        Waived for       Waived for        12% of account
(Class B and            annuity           annuity           annuity          annuity           value annually
Class C only)           payments (72t)    payments (72t)    payments (72t)   payments (72t)    in periodic
                        or 12% of         or 12% of         or 12% of        or 12% of         payments
                        account value     account value     account value    account value
                        annually in       annually in       annually in      annually in
                        periodic          periodic          periodic         periodic
                        payments.         payments.         payments.        payments.
---------------------------------------------------------------------------------------------------------------
Loans                   Waived            Waived            N/A              N/A               N/A
---------------------------------------------------------------------------------------------------------------
Termination of Plan     Not Waived        Not Waived        Not Waived       Not Waived        N/A
---------------------------------------------------------------------------------------------------------------
Hardships               Waived            Waived            Waived           N/A               N/A
---------------------------------------------------------------------------------------------------------------
Qualified Domestic      Waived            Waived            Waived           N/A               N/A
Relations Orders
---------------------------------------------------------------------------------------------------------------
Termination of          Waived            Waived            Waived           N/A               N/A
Employment Before
Normal Retirement Age
---------------------------------------------------------------------------------------------------------------
Return of Excess        Waived            Waived            Waived           Waived            N/A
---------------------------------------------------------------------------------------------------------------

* Required minimum distributions based on John Hancock Mutual Fund IRA assets only.

If you qualify for a CDSC waiver under one of these situations, you must notify Signature Services at the time you make your redemption. The waiver will be granted once Signature Services has confirmed that you are entitled to the waiver.

SPECIAL REDEMPTIONS

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, the shareholders will incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund has, however, elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the Fund must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of such period.

ADDITIONAL SERVICES AND PROGRAMS

Exchange Privilege. The Fund permits exchanges of shares of any class of a fund for shares of the same class in any other John Hancock fund offering that class.

Exchanges between funds with shares that are not subject to a CDSC are based on their respective net asset values. No sales charge or transaction charge is imposed. Shares of the Fund which are subject to a CDSC may be exchanged into shares of any of the other John Hancock funds that are subject to a CDSC without incurring the CDSC; however, the shares acquired in an exchange will be subject to the CDSC schedule of the shares acquired if and when such shares are redeemed (except that shares exchanged into John Hancock 500 Index Fund will retain the exchanged fund's CDSC schedule). For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in an exchange.

If a retirement plan exchanges the plan's Class A account in its entirety from the Fund to a non-John Hancock investment, the one-year CDSC applies.

If a shareholder exchanges Class B shares purchased prior to January 1, 1994 for Class B shares of any other John Hancock fund, the acquired shares will continue to be subject to the CDSC schedule that was in effect when the exchanged shares were purchased.

The Fund reserves the right to require that previously exchanged shares (and reinvested dividends) be in the Fund for 90 days before a shareholder is permitted a new exchange.

The Fund may refuse any exchange order. The Fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for Federal Income Tax purposes. An exchange may result in a taxable gain or loss. See "TAX STATUS".

Systematic Withdrawal Plan. The Fund permits the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds arising from the redemption of Fund shares which may result in realization of gain or loss for purposes of Federal, state and local income taxes. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional shares of the Fund could be disadvantageous to a shareholder because of the initial sales charge payable on such purchases of Class A shares and the CDSC imposed on redemptions of Class B and Class C shares and because redemptions are taxable events. Therefore, a shareholder should not purchase shares at the same time a Systematic Withdrawal Plan is in effect. The Fund reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days' prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Signature Services.

Monthly Automatic Accumulation Program ("MAAP"). The program is explained in the Prospectus. The program, as it relates to automatic investment checks, is subject to the following conditions:

The investments will be drawn on or about the day of the month indicated.

The privilege of making investments through the MAAP may be revoked by Signature Services without prior notice if any investment is not honored by the shareholder's bank. The bank shall be under no obligation to notify the shareholder as to the non-payment of any checks.

The program may be discontinued by the shareholder either by calling Signature Services or upon written notice to Signature Services which is received at least five (5) business days prior to the order date of any investment.

Reinstatement or Reinvestment Privilege. If Signature Services is notified prior to reinvestment, a shareholder who has redeemed Fund shares may, within 120 days after the date of redemption, reinvest without payment of a sales charge any part of the redemption proceeds in shares of the same class of the Fund or another John Hancock fund, subject to the minimum investment limit in that fund. The proceeds from the redemption of Class A shares may be reinvested at net asset value without paying a sales charge in Class A shares of the Fund or in Class A shares of any John Hancock fund. If a CDSC was paid upon a redemption, a shareholder may reinvest the proceeds from this redemption at net asset value in additional shares of the class from which the redemption was made. The shareholder's account will be credited with the amount of any CDSC charged upon the prior redemption and the new shares will continue to be subject to the CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon a subsequent redemption, include the holding period of the redeemed shares.

To protect the interests of other investors in the Fund, the Fund may cancel the reinvestment privilege of any parties that, in the opinion of the Fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. Also, the Fund may refuse any reinvestment request.

The Fund may change or cancel its reinvestment policies at any time.

A redemption or exchange of Fund shares is a taxable transaction for Federal income tax purposes even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of Fund shares will be treated for tax purposes as described under the caption "TAX STATUS."

Retirement plans participating in Merrill Lynch's servicing programs:

Class A shares are available at net asset value for plans with $3 million in plan assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. If the plan does not meet either of these limits, Class A shares are not available.

For participating retirement plans investing in Class B shares, shares will convert to Class A shares after eight years, or sooner if the plan attains assets of $5 million (by means of a CDSC-free redemption/purchase at net asset value).

PURCHASES AND REDEMPTIONS THROUGH THIRD PARTIES

Shares of the Fund may be purchased or redeemed through certain broker-dealers or Service Agents ("Brokers"). Brokers may charge for their services or place limitations on the extent to which you may use the services of the Fund. The Fund will be deemed to have received a purchase or redemption order when an authorized broker, or if applicable, a broker's authorized designee, receives the order. If a broker is an agent or designee of the Fund, orders are processed at the NAV next calculated after the broker receives the order. The broker must segregate any orders it receives after the close of regular trading on the New York Stock Exchange and transmit those orders to the Fund for execution at NAV next determined. Some brokers that maintain nominee accounts with the Fund for their clients charge an annual fee on the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the underlying Fund shares. The Adviser, the Fund and/or John Hancock Funds, Inc. (the Fund's principal distributor), share in the expense of these fees.

DESCRIPTION OF THE FUND'S SHARES

The Trustees of the Trust are responsible for the management and supervision of the Fund. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series and classes without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have authorized shares of the Fund and four other series. Additional series may be added in the future. The Trustees have also authorized the issuance of four classes of shares of the Fund, designated as Class A, Class B, Class C and Class I.

The shares of each class of the Fund represent an equal proportionate interest in the aggregate net assets attributable to that class of the Fund. Holders of each class of shares have certain exclusive voting rights on matters relating to their respective distribution plans. The different classes of the Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

Dividends paid by the Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that (i) the distribution and service fees relating to each class will be borne exclusively by that class, (ii) Class B and Class C shares will pay higher distribution and service fees than Class A shares and (iii) each class of shares will bear any class expenses properly allocable to that class of shares, subject to the conditions the Internal Revenue Service imposes with respect to the multiple-class structures. Similarly, the net asset value per share may vary depending on which class of shares are purchased. No interest will be paid on uncashed dividend or redemption checks.

In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable, except as set forth below.

Unless otherwise required by the Investment Company Act or the Declaration of Trust, the Fund has no intention of holding annual meetings of shareholders. Fund shareholders may remove a

Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Fund. However, the Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund's assets for all losses and expenses of any shareholder held personally liable for reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Trust shall be liable for the liabilities of any other series. Furthermore, no fund included in this Fund's prospectus shall be liable for the liabilities of any other John Hancock Fund. Liability is therefore limited to circumstances in which the Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.

The Fund reserves the right to reject any application which conflicts with the Fund's internal policies or the policies of any regulatory authority. John Hancock Funds does not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at net asset value in the fund or funds from which a redemption was made or dividend paid. Information provided on the account application may be used by the Fund to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder's account is governed by the laws of The Commonwealth of Massachusetts. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Selling activities for the Fund may not take place outside the U.S. except with U.S. military bases, APO addresses and U.S. diplomats. Brokers of record on Non-U.S. investors' accounts with foreign mailing addresses are required to certify that all sales activities have occurred, and in the future will occur, only in the U.S. A foreign corporation may purchase shares of the Fund only if it has a U.S. mailing address.

TAX STATUS

The Fund, is treated as a separate entity for accounting and tax purposes, has qualified and elected to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to continue to qualify for each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions and the diversification of its assets, the Fund will not be subject to Federal income tax on its taxable income (including net realized capital gains) which is distributed to shareholders in accordance with the timing requirements of the Code.

The Fund will be subject to a 4% nondeductible Federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to seek to avoid or minimize liability for such tax by satisfying such distributions requirements.

Distribution from the Fund's current or accumulated earnings and profits ("E&P") will be taxable under the Code for investors who are subject to tax. If these distributions are paid from the Fund's "investment company taxable income," they will be taxable as ordinary income; and if they are paid from the Fund's "net capital gain" they will be taxable as capital gain. (Net capital gain is the excess (if any) of net long-term capital gain over net short-term capital loss, and investment company taxable income is all taxable income and capital gains, other than net capital gain, after reduction by deductible expenses). Some distributions may be paid in January but may be taxable to shareholders as if they had been received on December 31 of the previous year. The tax treatment described above will apply without regard to whether distributions are received in cash or reinvested in additional shares of the Fund.

Distributions, if any, in excess of E&P will constitute a return of capital under the Code, which will first reduce an investor's federal tax basis in Fund shares and then, to the extent such basis is exceeded, will generally give rise to capital gains. Shareholders who have chosen automatic reinvestment of their distributions will have a federal tax basis in each share received pursuant to such a reinvestment equal to the amount of cash they would have received had they elected to receive the distribution in cash, divided by the number of shares received in the reinvestment.

The Fund may be subject to withholding and other taxes imposed by foreign countries with respect to their investments in foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. Because more than 50% of the Fund's assets at the close of any taxable year will not consist of stocks or securities of foreign corporations, the Fund will be unable to pass such taxes through to shareholders (as additional income) along with a corresponding entitlement to a foreign tax credit or deduction. The Fund will deduct the foreign taxes it pays in determining the amount it has available for distribution to shareholders.

If the Fund invests in stock (including an option to acquire stock such as is inherent in a convertible bond) of certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gain) or hold at least 50% of their asset in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to Federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. An election may be available to ameliorate these adverse tax consequences, but could require the Fund to recognize taxable income or gain without the concurrent receipt of cash. These investments could also result in the treatment of associated capital gains as ordinary income. The Fund may limit and/or manage its holdings in passive foreign investment companies or make an available election to minimize its tax liability or maximize its return for these investments.

Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain foreign currency options, foreign currencies, or payables or receivables denominated in foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Transactions in foreign currencies that are not directly related to the Fund's investment in stock or securities, including speculative currency positions could under future Treasury regulations produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its gross income from each taxable year. If the net foreign exchange loss for a year treated as ordinary loss under Section 988 were to exceed the Fund's investment company taxable income computed without regard to such loss the resulting overall ordinary loss for such year would not be deductible by the Fund or its shareholders in future years.

Certain options, futures, and forward foreign currency contracts undertaken by the Fund could cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and affect the character as long-term or short-term (or, in the case of foreign currency contracts, as ordinary income or loss) and timing of some capital gains and losses realized by the Fund. Additionally, the Fund may be required to recognize gain, but not loss, if an option, short sales or other transaction is treated as a constructive sale of an appreciated financial position in the Fund's portfolio. Also, certain of the Fund's losses on its transactions involving options, futures or forward contracts and/or offsetting or successor portfolio positions may be deferred rather than being taken into account currently in calculating the Fund's taxable income or gains. Certain of such transactions may also cause the Fund to dispose of investments sooner than would otherwise have occurred. These transactions may therefore affect the amount, timing and character of the Fund's distributions to shareholders. The Fund will take into account the special tax rules (including consideration of available elections) applicable to options, futures and forward contracts in order to seek to minimize any potential adverse tax consequences.

The amount of the Fund's net realized capital gains, if any, in any given year will vary depending upon the Adviser's current investment strategy and whether the Adviser believes it to be in the best interest of the Fund to dispose of portfolio securities and/or engage in options transactions that will generate capital gains. At the time of an investor's purchase of Fund shares, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund's portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions on those shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

Upon a redemption or other disposition of shares of the Fund (including by exercise of the exchange privilege) that in a transaction is treated as a sale for tax purposes, a shareholder will ordinarily realize a taxable gain or loss depending upon the amount of the proceeds and the investor's basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. A sales charge paid in purchasing shares of the Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of the Fund or another John Hancock fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. This disregarded charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Also, any loss realized on a redemption or exchange may be disallowed to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion.

Although its present intention is to distribute, at least annually, all net capital gain, if any, the Fund reserves the right to retain and reinvest all or any portion of the excess, as computed for Federal income tax purposes, of net long-term capital gain over net short-term capital loss in any year. The Fund will not in any event distribute net capital gain realized in any year to the extent that a capital loss is carried forward from prior years against such gain. To the extent such excess was retained and not exhausted by the carry forward of prior years' capital losses, it would be subject to Federal income tax in the hands of the Fund. Upon proper designation of this amount by the Fund, each shareholder would be treated for Federal income tax purposes as if the Fund had distributed to him on the last day of its taxable year his pro rata share of such excess, and he had paid his pro rata share of the taxes paid by the Fund and reinvested the remainder in the Fund. Accordingly, each shareholder would (a) include his pro rata share of such excess as long-term capital gain in his return for his taxable year in which the last day of the Fund's taxable year falls, (b) be entitled either to a tax credit on his return for, or to a refund of, his pro rata share of the taxes paid by the Fund, and
(c) be entitled to increase the adjusted tax basis for his shares in the Fund by the difference between his pro rata share of such excess and his pro rata share of such taxes.

For Federal income tax purposes, the Fund is permitted to carry forward a net realized capital loss in any year to offset net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in Federal income tax liability to the Fund and, as noted above, would not be distributed as such to shareholders.

Investment in debt obligations that are at risk of or in default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by the Fund, in the event it acquires or holds any such obligations, in order to reduce the risk of distributing insufficient income to preserve its status as a regulated investment company and seeks to avoid becoming subject to Federal income or excise tax.

For purposes of the dividends-received deduction available to corporations, dividends received by the Fund, if any, from U.S. domestic corporations in respect of the stock of such corporations held by the Fund, for U.S. Federal income tax purposes, for at least 46 days (91 days in the case of certain preferred stock) during a prescribed period extending before and after each such dividend and distributed and properly designated by the Fund may be treated as qualifying dividends. Corporate shareholders must meet the holding period requirements stated above with respect to their shares of the Fund for each dividend in order to qualify for the deduction and, if they have any debt that is deemed under the Code directly attributable to such shares, may be denied a portion of the dividends received deduction. The entire qualifying dividend, including the otherwise deductible amount, will be included in determining the excess (if any) of a corporate shareholder's adjusted current earnings over its alternative minimum taxable income, which may increase its alternative minimum tax liability. Additionally, any corporate shareholder should consult its tax adviser regarding the possibility that its basis in its shares may be reduced, for Federal income tax purposes, by reason of "extraordinary dividends" received with respect to the shares, and, to the extend such basis would be reduced below zero, that current recognition of income would be required.

The Fund is required to accrue income on any debt securities that have more than a de minimis amount of original issue discount (or debt securities acquired at a market discount, if the Fund elects to include market discount in income currently) prior to the receipt of the corresponding cash payments. The mark to market or constructive sale rules applicable to certain options, futures, forwards, short sales or other transactions may also require the Fund to recognize income or gain without a concurrent receipt of cash. Additionally, some countries restrict repatriation which may make it difficult or impossible for the Fund to obtain cash corresponding to its earnings or assets in those countries. However, the Fund must distribute to shareholders for each taxable year substantially all of its net income and net capital gains, including such income or gain, to qualify as a regulated investment company and avoid liability for any federal income or excise tax. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may borrow cash, to satisfy these distribution requirements.

The Fund anticipates that its portfolio turnover rate will normally not exceed 80%. The lack of frequent trading has the potential to increase tax efficiency and may lead to lower transaction costs, which could help to improve performance.

A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) the Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Fund will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although it may in its sole discretion provide relevant information to shareholders.

The Fund will be required to report to the Internal Revenue Service (the "IRS") all taxable distributions to shareholders, as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt recipients, i.e., corporations and certain other investors distributions to which are exempt from the information reporting provisions of the Code. Under the backup withholding provisions of Code Section 3406 and applicable Treasury regulations, all such reportable distributions and proceeds may be subject to backup withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the Fund with their correct taxpayer identification number and certain certifications required by the IRS or if the IRS or a broker notifies the Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. The Fund may refuse to accept an application that does not contain any required taxpayer identification number nor certification that the number provided is correct. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability. Investors should consult their tax advisers about the applicability of the backup withholding provisions.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

The foregoing discussion relates solely to Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain types of investors, such as tax-exempt entities, insurance companies and financial institutions. Dividends, capital gain distributions and ownership of or gains realized on the redemption (including an exchange) of shares of the Fund may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

Non-U.S. investors not engaged in a U.S. trade or business with which their investment in the Fund is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to non-resident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8, W-8BEN or other authorized withholding certificate is on file and to backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.

The Fund is not subject to Massachusetts corporate excise or franchise taxes. The Fund anticipates that, provided that the Fund qualifies as a regulated investment company under the Code, it will also not be required to pay any Massachusetts income tax.

CALCULATION OF PERFORMANCE

As of December 31, 2001 the average annual total returns before taxes of the Class A shares of the Fund for the 1-year and 5-year periods and since commencement of operations on June 24, 1996, restated to reflect sales charges were -_____%, _______% and ____%, respectively.

      n
P(1+T)  = ERV

Where:
                  P =         a hypothetical initial payment of $1,000.
                  T =         average annual total return
                  n =         number of years
                  ERV =       ending redeemable value of a hypothetical $1,000
                              payment made at the beginning of the 1-year, 5-year or 10-year periods (or fractional portion).

The Fund discloses average annual total returns after taxes for Class A shares for the one, five and 10 year periods, or the period since the commencement of operations, ended December 31, 2001 in the prospectus. After tax returns are computed using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The average annual total return (after taxes on distributions) is computed by finding the average annual compounded rate of return over the 1-year, 5-year and 10-year periods, or the period since the commencement of operations, that would equate the initial amount invested to the ending redeemable value according to the following formula:

      n
P(1+T)  = ATV
             D

Where:
         P=       a hypothetical initial payment of $1,000.
         T=       average annual total return (after taxes on distributions)
         n=       number of years
      ATV =       ending value of a hypothetical $1,000 payment made at the
         D        beginning of the 1-year, 5-year, or 10-year periods (or
                  fractional portion) after taxes on fund distributions but not after taxes on redemption.

The average annual total return (after taxes on distributions and redemption) is computed by finding the average annual compounded rate of return over the 1-year, 5-year and 10-year periods, or the period since the commencement of operations, that would equate the initial amount invested to the ending redeemable value according to the following formula:

      n
P(1+T)  = ATV
             DR

Where:
         P=       a hypothetical initial payment of $1,000.
         T=       average annual total return (after taxes on distributions and redemption)
         n=       number of years
     ATV  =       ending value of a hypothetical $1,000 payment made at the
        DR        beginning of the 1-year, 5-year or 10-year periods (or
                  fractional portion), after taxes on fund distributions and redemption.

Because each class has its own sales charge and fee structure, the classes have different performance results. In the case of each class, these calculations assume the maximum sales charge is included in the initial investment or the CDSC is applied at the end of the period. These calculations assume that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. The "distribution rate" is determined by annualizing the result of dividing the declared dividends of the Fund during the period stated by the maximum offering price or net asset value at the end of the period. Excluding the Fund's sales charge from the distribution rate produces a higher rate.

In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period. Total returns may be quoted with or without taking the Fund's sales charge on Class A or Class C shares or the CDSC on Class B or Class C shares into account. Excluding the Fund's sales charge on Class A and Class C shares and the CDSC on Class B or Class C shares from a total return calculation produces a higher total return figure.

The Fund may advertise yield, where appropriate. The Fund's yield is computed by dividing net investment income per share determined for a 30-day period by the maximum offering price per share (which includes the full sales charge) on the last day of the period, according to the following standard formula:

                                         6
                    Yield = 2 ([(a-b) +1]  -1)
                                 ---
                                 cd
Where:

         a =      dividends and interest earned during the period.
         b =      net expenses accrued during the period.
         c =      the average daily number of fund shares outstanding during the period that would be entitled to receive dividends.
         d =      the maximum offering price per share on the last day of the period (NAV where applicable).

From time to time, in reports and promotional literature, the Fund's total return will be compared to indices of mutual funds such as Lipper Analytical Services, Inc.'s "Lipper - Mutual Fund Performance Analysis," a monthly publication which tracks net assets, total return and yield on mutual funds in the United States. Ibottson and Associates, CDA Weisenberger and F.C. Towers are also used for comparison purposes, as well as the Russell and Wilshire Indices.

Performance rankings and ratings reported periodically in, and excerpts from, national financial publications such as MONEY Magazine, FORBES, BUSINESS WEEK, THE WALL STREET JOURNAL, MICROPAL, INC., MORNINGSTAR, STANGER'S and BARRON'S may also be utilized. The Fund's promotional and sales literature may make reference to the Fund's "beta". Beta is a reflection of the market related risk of the Fund by showing how responsive the Fund is to the market.

The performance of the Fund is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of the Fund for any period in the future. The performance of the Fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales and maturities of portfolio securities; sales and redemptions of shares of beneficial interest; and changes in operating expenses are all examples of items that can increase or decrease the Fund's performance.

BROKERAGE ALLOCATION

The Sub-Adviser is required to effect all transactions in portfolio securities through the Adviser's trading desk. Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the Adviser pursuant to recommendations made by an investment committee of the Adviser, which consists of officers and directors of the Adviser and affiliates and officers and Trustees who are interested persons of the Fund. Orders for purchases and sales of securities are placed in a manner which, in the opinion of the Adviser, will offer the best price and market for the execution of each such transaction. Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer, and transactions with dealers serving as market makers reflect a "spread". Debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on these transactions.

In the U.S. Government securities market, securities are generally traded on a "net" basis with dealers acting as principal for their own account without a stated commission, although the price of the security usually includes a profit to the dealer. On occasion, certain money market instruments and agency securities may be purchased directly from the issuer, in which case no commissions or premiums are paid. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. Commissions on foreign transactions are generally higher than the negotiated commission rates available in the U.S. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the U.S.

The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed.

To the extent consistent with the foregoing, the Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information and to a lesser extent statistical assistance furnished to the Adviser, and their value and expected contribution to the performance of the Fund.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Fund may pay to a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Trustees that the price is reasonable in light of the services provided and to policies that the Trustees may adopt from time to time.

Research services received from broker-dealers supplement the Adviser's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; and information concerning prices of securities. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communication of trade information and the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with the Adviser's personnel with respect to computerized systems and data furnished to the Adviser as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

The outside research assistance is useful to the Adviser since the broker-dealers used by the Adviser tend to follow a broader universe of securities and other matters than the Adviser's staff can follow. In addition, the research provides the Adviser with a diverse perspective on financial markets. Research services provided to the Adviser by broker-dealers are available for the benefit of all accounts managed or advised by the Adviser or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Adviser's clients, including the Fund. However, the Fund is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities. In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments.

The Adviser believes that the research services are beneficial in supplementing the Adviser's research and analysis and that they improve the quality of the Adviser's investment advice. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser. The advisory fee paid by the Fund is not reduced because the Adviser receives such services. However, to the extent that the Adviser would have purchased research services had they not been provided by broker-dealers, the expenses to the Adviser could be considered to have been reduced accordingly. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser, and conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser may result in research information and statistical assistance beneficial to the Fund. The Fund will make no commitment to allocate portfolio transactions upon any prescribed basis.

While the Adviser's officers, will be primarily responsible for the allocation of the Fund's brokerage business, the policies and practices of the Adviser in this regard must be consistent with the foregoing and at all times be subject to review by the Trustees.

The Adviser may determine target levels of commission business with various brokers on behalf of its clients (including the Fund) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Fund and other mutual funds advised by the Adviser in particular, including sales of the Fund. In connection with (3) above, the Fund's trades may be executed directly by dealers that sell shares of the John Hancock funds or by other broker-dealers with which such dealers have clearing arrangements, consistent with obtaining best execution and the Conduct Rules of the National Association of Securities Dealers, Inc. The Adviser will not use a specific formula in connection with any of these considerations to determine the target levels.

The Adviser's indirect parent, the Life Company is the indirect sole shareholder of Signator Investors, Inc., a broker-dealer (until January 1, 1999, John Hancock Distributors, Inc.) ("Signator" or "Affiliated Broker"). Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, the Fund may execute portfolio transactions with or through Affiliated Brokers.

Signator may act as broker for the Fund on exchange transactions, subject, however, to the general policy of the Fund set forth above and the procedures adopted by the Trustees pursuant to the Investment Company Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if the Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers, except for accounts for which the Affiliated Broker acts as a clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Fund as determined by a majority of the Trustees who are not interested persons (as defined in the Investment Company
Act) of the Fund, the Adviser or the Affiliated Broker. Because the Adviser, which is affiliated with the Affiliated Broker, has, as an investment adviser to the Fund, the obligation to provide investment management services, which includes elements of research and related investment skills, such research and related skills will not be used by the Affiliated Brokers as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

Other investment advisory clients advised by the Adviser may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser believes to be equitable to each client, including the Fund. Because of this, client accounts in a particular style may sometimes not sell or acquire securities as quickly or at the same prices as they might if each were managed and traded individually.

For purchases of equity securities, when a complete order is not filled, a partial allocation will be made to each account pro rata based on the order size. For high demand issues (for example, initial public offerings), shares will be allocated pro rata by account size as well as on the basis of account objective, account size ( a small account's allocation may be increased to provide it with a meaningful position), and the account's other holdings. In addition, an account's allocation may be increased if that account's portfolio manager was responsible for generating the investment idea or the portfolio manager intends to buy more shares in the secondary market. For fixed income accounts, generally securities will be allocated when appropriate among accounts based on account size, except if the accounts have different objectives or if an account is too small to get a meaningful allocation. For new issues, when a complete order is not filled, a partial allocation will be made to each account pro rata based on the order size. However, if a partial allocation is too small to be meaningful, it may be reallocated based on such factors as account objectives, strategies, duration benchmarks and credit and sector exposure. For example, value funds will likely not participate in initial public offerings as frequently as growth funds. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser may aggregate securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain best execution.

TRANSFER AGENT SERVICES

John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, MA 02217-1000, a wholly owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the Fund. The Fund pays Signature Services an annual fee of $20.00 for each Class A shareholder account and $22.50 for each Class B shareholder account and $21.50 for each Class C shareholder account. For Class A, B and C shares, the Fund also pays certain out-of-pocket expenses. These expenses are charged to the Fund by account, aggregated and allocated to each class on the basis of their relative net asset values. The Adviser has agreed to limit transfer agent fees on Class A, B and C shares to 0.40% of each class's average daily net assets. The Fund pays Signature Services an annual fee of 0.05% of average daily net assets attributable to Class I shares plus certain out-of-pocket expenses

CUSTODY OF PORTFOLIO

Portfolio securities of the Fund are held pursuant to a custodian agreement between the Fund and The Bank of New York, One Wall Street, New York, New York 10286. Under the custodian agreement, The Bank of New York. is performing custody, Foreign Custody Manager and fund accounting services.

INDEPENDENT AUDITORS

PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02116, has been selected as the independent auditors of the Fund. Tait, Weller & Baker, 8 Penn Center Plaza, Suite 800, Philadelphia, PA 19103, served as independent auditors to the fund's predecessor, Pzena Focused Value Fund.

APPENDIX A - MORE ABOUT RISK

A fund's risk profile is largely defined by the fund's primary securities and investment practices. You may find the most concise description of the Fund's risk profile in the prospectus.

The Fund is permitted to utilize -- within limits established by the trustees -- certain other securities and investment practices that have higher risks and opportunities associated with them. To the extent that the Fund utilizes these securities or practices, its overall performance may be affected, either positively or negatively. On the following pages are brief definitions of certain associated risks with them with examples of related securities and investment practices included in brackets. See the "Investment Objective and Policies" and "Investment Restrictions" sections of this Statement of Additional Information for a description of this Fund's investment policies. The Fund follows certain policies that may reduce these risks.

As with any mutual fund, there is no guarantee that the Fund will earn income or show a positive return over any period of time -- days, months or years.

TYPES OF INVESTMENT RISK

Correlation risk The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment). Incomplete correlation can result in unanticipated risks. (e.g., short sales, financial futures and options; securities and index options, currency contracts).

Credit risk The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. (e.g., borrowing; reverse repurchase agreements, repurchase agreements, securities lending, non-investment-grade securities, financial futures and options; securities and index options).

Currency risk The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. (e.g., foreign equities, financial futures and options; securities and index options, currency contracts).

Information risk The risk that key information about a security or market is inaccurate or unavailable. (e.g., non-investment-grade securities, foreign equities).

Interest rate risk The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. (e.g., non-investment-grade securities, financial futures and options; securities and index options).

Leverage risk Associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value. (e.g., borrowing; reverse repurchase agreements, when-issued securities and forward commitments).

o Hedged When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. (e.g., short sales, financial futures and options securities and index options; currency contracts).

o Speculative To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost. (e.g., short sales, financial futures and options securities and index options; currency contracts).

o Liquidity risk The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. (e.g., non-investment-grand securities, short sales, restricted and illiquid securities, financial futures and options securities and index options; currency contracts).

Management risk The risk that a strategy used by a fund's management may fail to produce the intended result. Common to all mutual funds.

Market risk The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Common to all stocks and bonds and the mutual funds that invest in them. (e.g., short sales, short-term trading, when-issued securities and forward commitments, non-investment-grade securities, foreign equities, financial futures and options; securities and index options restricted and illiquid securities).

Natural event risk The risk of losses attributable to natural disasters, crop failures and similar events. (e.g., foreign equities).

Opportunity risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. (e.g., short sales, when-issued securities and forward commitments; financial futures and options; securities and index options, currency contracts).

Political risk The risk of losses attributable to government or political actions, from changes in tax or trade statutes to governmental collapse and war.(e.g., foreign equities).

Valuation risk The risk that a fund has valued certain of its securities at a higher price than it can sell them for. (e.g., non-investment-grade securities, restricted and illiquid securities).

APPENDIX B

Description of Bond Ratings

The ratings of Moody's Investors Service, Inc. and Standard & Poor's Ratings Group represent their opinions as to the quality of various debt instruments they undertake to rate. It should be emphasized that ratings are not absolute standards of quality. Consequently, debt instruments with the same maturity, coupon and rating may have different yields while debt instruments of the same maturity and coupon with different ratings may have the same yield.

MOODY'S INVESTORS SERVICE, INC.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment at some time in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack the characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Bonds which are rated Ca represented obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Moody's describes its three highest ratings for commercial paper as follows:

Issuers rated P-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics: (1) leading market positions in well- established industries; (2) high rates of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protections; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated P-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated P-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

STANDARD & POOR'S RATINGS GROUP

AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B: Debt rated BB, and B is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CCC Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC The rating 'CC' is typically applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

Standard & Poor's describes its three highest ratings for commercial paper as follows:

A-1. This designation indicated that the degree of safety regarding timely payment is very strong.

A-2. Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

A-3. Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

FINANCIAL STATEMENTS

Pzena Focused Value Fund's audited financial statements for the fiscal year ended April 30, 2002 (filed electronically on July 2, 2002, accession number 0000898531-05-000274) are included in and incorporated by reference into Part B of this Registration Statement. The April 30, 2002 financial statements, including the financial highlights in the Fund's Class A, Class B, Class C and Class I share prospectuses, have been audited by Tait, Weller & Baker, independent accountants, as indicated in their report with respect to those financial statements and are included in reliance upon the authority of Tait, Weller & Baker as experts in accounting and auditing in giving their report.

                                     [LOGO]

                                      PZENA
                                     FOCUSED
                                      VALUE
                                      FUND

================================================================================

                                   PROSPECTUS


================================================================================

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                 The date of this Prospectus is August 28, 2002

                            PZENA FOCUSED VALUE FUND
                  a series of Professionally Managed Portfolios

            The Pzena Focused Value Fund is a stock mutual fund. The
                     Fund seeks long-term growth of capital.

       The Fund's investment advisor is Pzena Investment Management, LLC.

                                Table of Contents

AN OVERVIEW OF THE FUND                                                      1
PERFORMANCE                                                                  2
FEES AND EXPENSES                                                            3
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES                     3
PRINCIPAL RISKS OF INVESTING IN THE FUND                                     4
INVESTMENT ADVISOR                                                           5
SHAREHOLDER INFORMATION                                                      6
PRICING OF FUND SHARES                                                       9
DIVIDENDS AND DISTRIBUTIONS                                                 10
TAX CONSEQUENCES                                                            10
FINANCIAL HIGHLIGHTS                                                        11
PRIVACY NOTICE                                                              13

--------------------------------------------------------------------------------
AN OVERVIEW OF THE FUND
--------------------------------------------------------------------------------

WHAT IS THE FUND'S
INVESTMENT GOAL?              The Fund seeks long-term growth of capital.

WHAT ARE THE                  The Fund primarily invests in common stocks of
FUND'S PRINCIPAL              domestic companies. In selecting investments,
INVESTMENT                    Pzena Investment Management, LLC, the Fund's
STRATEGIES?                   investment advisor ("Advisor") combines
                              traditional fundamental research with a
                              proprietary computer quantitative model and a systematic assessment of business risk, to identify companies that are currently undervalued in relation to estimated future earnings and cash flow. The Fund is non-diversified. This means that it may make larger investments in individual companies than a fund that is diversified.

WHAT ARE THE                  There is the risk that you could lose money on
PRINCIPAL RISKS               your investment in the Fund. The following risks
OF INVESTING IN               could affect the value of your investment:
THE FUND?
                              o     The stock market goes down

                              o Interest rates rise which can result in a decline in the equity market

                              o Value stocks fall out of favor with the stock market

                              o     Stocks in the Fund's portfolio may not
                                    increase their earnings at the rate
                                    anticipated

                              o As a non-diversified fund, the Fund's share price may be more volatile than the share price of a diversified fund

WHO MAY WANT                  The Fund may be appropriate for investors who:
TO INVEST
IN THE FUND?                  o     Are pursuing a long-term goal such as
                                    retirement

                              o Want to add an investment in undervalued stocks to their equity portfolio

                              o Are willing to accept higher short-term risk along with higher potential for long-term growth of capital

                              The Fund may not be appropriate for investors who:

                              o     Need regular income or stability of
                                    principal

                              o     Are pursuing a short-term goal

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

The following performance information indicates some of the risks of investing in the Fund. The bar chart illustrates how the Fund's total return has varied from year to year. The table illustrates the Fund's average annual total return over time compared with a broad-based market index that includes stocks of companies similar to those considered for purchase by the Fund. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns*

   [The following table was depicted as a bar chart in the printed material.]

24.57%  -5.67%   0.29%  35.88%  13.07%

 1997    1998    1999    2000    2001

* The Fund's year-to-date return as of 6/30/02 was 0.36%.

During the period shown in the bar chart, the Fund's highest quarterly return was 30.73% for the quarter ended June 30, 1999 and the lowest quarterly return was -21.97% for the quarter ended September 30, 1998.

Average Annual Total Returns as of December 31, 2001

                                                                         Since
                                                                       Inception
                                                  1 Year    5 Years    (6/24/96)
                                                  ------    -------    ---------

Pzena Focused Value Fund
   Return Before Taxes                            13.07%     12.60%     13.41%
   Return After Taxes on Distributions (1)        12.07%     11.36%     12.26%
   Return After Taxes on Distributions and
      Sale of Fund Shares (1)                      7.99%      9.85%     10.64%
S&P Barra/500 Value Index (2)                    -11.71%      9.49%     10.96%

----------

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(2) The S&P Barra/500 Index is an unmanaged capitalization-weighted index of all the stocks on the S&P 500 Index that have low price-to-book ratios. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes.

--------------------------------------------------------------------------------
FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases ....................     None
Maximum deferred sales charge (load) ................................     None

Annual Fund Operating Expenses*
(expenses that are deducted from Fund assets)
Management Fees .....................................................     1.00%
Other Expenses ......................................................     1.01%
                                                                         -----
Total Annual Fund Operating Expenses ................................     2.01%
      Fee Reduction and/or Expense Reimbursement ....................    (0.76)%
                                                                         -----
Net Annual Fund Operating Expenses* .................................     1.25%
                                                                         =====

* The Advisor has contractually agreed to reduce its fees and/or pay expenses of the Fund for at least the period shown in the example below to ensure that the Fund's Total Annual Fund Operating Expenses will not exceed the net expense amount shown. The Advisor reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the limit agreed to by the Fund.

Example

This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under the assumptions, your costs would be:

                  One Year ...........  $  127
                  Three Years ........  $  397
                  Five Years .........  $  686
                  Ten Years ..........  $1,511

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The goal of the Fund is to seek long-term growth of capital.

The Fund invests primarily in domestic equity securities and, normally, will invest at least 80% of the Fund's net assets in such securities. The Advisor seeks to buy securities of companies that, in its opinion, are undervalued in the marketplace in relation to estimated future earnings and cash flow. These companies generally sell at price to book ratios below market average, as defined by the S&P 500 Index.

The Advisor has a ten-person research team, consisting of persons with extensive experience managing or advising large public businesses. When investing, the Advisor views itself as buying businesses, not stocks, and asks the question, "would we buy the entire business for cash at the current price?". In contrast to the more prevalent momentum strategies on Wall Street that ask, "what will happen next?", the Advisor's is a long-term strategy aimed at long-term returns.

The Advisor's approach to valuation is straightforward. Its universe consists of the 1,000 largest publicly traded U.S. companies. Today this includes companies with market values above approximately $1.2 billion. Using fundamental research and a proprietary quantitative computer model, the Advisor ranks these companies on a daily basis from the cheapest to the most expensive on the basis of current share price to normal long-term earnings power. The Advisor only considers investing in those companies that rank among the cheapest 20%, and systematically rules out an investment in a company where the share price is not among the most attractive. This systematic process is intended to ensure that the Fund's portfolio avoids the emotional inputs that can lead to overvalued securities.

The Advisor approaches sales from the same disciplined framework. The Advisor systematically sells any stock that ranks in the bottom 50% of the universe. In addition, if another security is found with return and risk characteristics that are meaningfully superior to another in the Fund's portfolio, the Advisor will sell earlier. On average, the Adviser expects to hold positions for three years.

The Fund's portfolio turnover rate is generally not expected to exceed 80%. This means that the Fund has the potential to be a tax efficient investment. This should result in the realization and the distribution to shareholders of lower capital gains, which would be considered tax efficient. This anticipated lack of frequent trading may also lead to lower transaction costs, which could help to improve performance.

Under normal market conditions, the Fund will stay fully invested in stocks. However, the Fund may temporarily depart from its principal investment strategies by making short-term investments in cash and cash equivalents in response to adverse market, economic or political conditions. This may result in the Fund not achieving its investment objective. To the extent that the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund's advisory fees and operational expenses.

--------------------------------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

The principal risks of investing in the Fund that may adversely affect the Fund's net asset value or total return are summarized above under "An Overview of the Fund." These risks are discussed in more detail below.

Management Risk. Management risk means that your investment in the Fund varies with the success and failure of the Advisor's investment strategies and the Advisor's research, analysis and determination of portfolio securities. If the Advisor's investment strategies do not produce the expected results, your investment could be diminished or even lost.

Market Risk. Market risk means that the price of common stock may move up or down (sometimes rapidly and unpredictably) in response to general market and economic conditions, investor perception and anticipated events, as well as the activities of the particular issuer. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Since the Fund invests in equity securities, its share price will change daily in response to stock market movements.

Undervalued Stocks Risk. Undervalued stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.

--------------------------------------------------------------------------------
INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Pzena Investment Management, LLC, the Fund's investment advisor, is located at 830 Third Avenue, New York, NY 10022. The Advisor has been providing investment advisory services since 1995 and is controlled by Mr. Richard S. Pzena. The Advisor supervises the Fund's investment activities and determines which securities are purchased and sold by the Fund. The Advisor also furnishes the Fund with office space and certain administrative services and provides most of the personnel needed by the Fund. For its services, the Fund pays the Advisor a monthly management fee based upon its average daily net assets. For the fiscal year ended April 30, 2002, the Advisor received advisory fees of 0.31% of the Fund's average daily net assets, net of waiver.

Portfolio Manager

Mr. Richard S. Pzena is principally responsible for the management of the Fund's portfolio. Prior to establishing the Advisor, Mr. Pzena was Director of Research for United States Equities at an investment advisory firm with several billion dollars in investment advisory and investment company assets under management.

Fund Expenses

The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce its fees and/or pay expenses of the Fund to ensure that the Fund's aggregate annual operating expenses (excluding interest and tax expenses) will not exceed 1.25% of the Fund's average daily net assets. Any reduction in advisory fees or payment of expenses made by the Advisor may be reimbursed by the Fund if the Advisor requests in subsequent fiscal years. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. Any such reimbursement will be reviewed by the Trustees. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.

--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

How to Buy Shares

You may open a Fund account with $100,000 and add to your account at any time with $1,000 or more. You may open a retirement plan account with $10,000 and add to your account at any time with $1,000 or more. The minimum investment requirements may be waived from time to time by the Fund.

You may purchase shares of the Fund by check or wire. All purchases by check must be in U.S. dollars. Third party checks and cash will not be accepted. A charge may be imposed if your check does not clear. The Fund does not issue share certificates. The Fund reserves the right to reject any purchase in whole or in part.

By Check

If you are making an initial investment in the Fund, simply complete the Account Application included with this Prospectus and mail it with a check (made payable to "Pzena Focused Value Fund") to:

      FOR REGULAR MAIL DELIVERY
      Pzena Focused Value Fund
      c/o U.S. Bancorp Fund Services, LLC
      P.O. Box 701
      Milwaukee, WI 53201-0701

      FOR OVERNIGHT DELIVERY
      Pzena Focused Value Fund
      c/o U.S. Bancorp Fund Services, LLC
      615 E. Michigan Street, 3rd Floor
      Milwaukee, WI 53202-5207

If you are making a subsequent purchase, a stub is attached to the account statement you will receive after each transaction. Detach the stub from the statement and mail it together with a check made payable to "Pzena Focused Value Fund" to the Fund in the envelope provided with your statement or to the address noted above. Your account number should be written on the check. If you do not have the stub from your account statement, include your name, address and account number on a separate piece of paper.

By Wire

If you are making an initial investment in the Fund, before you wire funds you should call the Transfer Agent at (866) 811-0219 between 9:00 a.m. and 4:00 p.m., Eastern time, on a day when the New York Stock Exchange ("NYSE") is open for trading to advise them that you are making an investment by wire. The Transfer Agent will ask for your name and the dollar amount you are investing. You will then receive your account number and an order confirmation number. You should then complete the Account Application included with this Prospectus. Include the date and the order confirmation number on the Account Application and mail the completed Account Application to the address at the top of the Account Application. Your bank should transmit immediately available funds by wire in your name to:

      U.S. Bank, National Association
      ABA Routing Number 042000013
      For credit to U.S. Bancorp Fund Services, LLC
      DDA #112-952-137
      For further credit to Pzena Focused Value Fund
      [shareholder name and account number]

If you are making a subsequent purchase, your bank should wire funds as indicated above. Before each wire purchase, you should be sure to notify the Transfer Agent. It is essential that your bank include complete information about your account in all wire instructions. If you have questions about how to invest by wire, you may call the Transfer Agent. Your bank may charge you a fee for sending a wire to the Fund.

Retirement Plans

The Fund offers an Individual Retirement Account ("IRA") plan. You may obtain information about opening an IRA account, Keogh, Section 403(b) or other retirement plan by contacting the Fund at (212) 355-1600.

How to Sell Shares

You may sell (redeem) your Fund shares on any day the Fund and the NYSE are open for business.

By Writing

You may redeem your shares by simply sending a written request to the Transfer Agent. You should give your account number and state whether you want all or some of your shares redeemed. The letter should be signed by all of the shareholders whose names appear in the account registration. You should send your redemption request to:

      Pzena Focused Value Fund
      c/o U.S. Bancorp Fund Services, LLC
      P.O. Box 701
      Milwaukee, WI 53201-0701

To protect the Fund and its shareholders, a signature guarantee is required for all written redemption requests. Signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution." These include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000.

Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution that participates in a signature guarantee program. A notary public is not an acceptable guarantor.

By Telephone

If you complete the Redemption by Telephone portion of the Account Application, you may redeem all or some of your shares by calling the Transfer Agent at (866) 811-0219 between the hours of 9:00 a.m. and 4:00 p.m., Eastern time. Redemption proceeds will be processed on the next business day and mailed to the address that appears on the Transfer Agent's records. If you request, redemption proceeds will be wired on the next business day to the bank account you designated on the Account Application. The minimum amount that may be wired is $1,000. Wire charges, if any, will be deducted from your redemption proceeds. Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request. If you have a retirement account, you may not redeem shares by telephone.

When you establish telephone privileges, you are authorizing the Fund and its Transfer Agent to act upon the telephone instructions of the person or persons you have designated in your Account Application. Redemption proceeds will be transferred to the bank account you have designated on your Account Application.

Before executing an instruction received by telephone, the Fund and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures may include recording the telephone call and asking the caller for a form of personal identification. If the Fund and the Transfer Agent follow these procedures, they will not be liable for any loss, expense, or cost arising out of any telephone redemption request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. The Fund may change, modify or terminate these privileges at any time upon at least 60 days' notice to shareholders.

You may request telephone redemption privileges after your account is opened by calling the Transfer Agent at (866) 811-0219 for instructions.

You may have difficulties in making a telephone redemption during periods of abnormal market activity. If this occurs, you may make your redemption request in writing.

Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form as discussed in this Prospectus. If you made your initial investment by wire, payment of your redemption proceeds for those shares will not be made until one business day after your completed Account Application is received by the Fund. If you did not purchase your shares with a certified check or wire, the Fund may delay payment of your redemption proceeds for up to 15 days from date of purchase or until your check has cleared, whichever occurs first.

The Fund may redeem the shares in your account if the value of your account is less than $5,000 as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your account is less than $5,000 before the Fund makes an involuntary redemption. You will then have 30 days in which to make an additional investment to bring the value of your account to at least $5,000 before the Fund takes any action.

The Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund's portfolio. It is not expected that the Fund would do so except in unusual circumstances. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.

Systematic Withdrawal Program

As another convenience, you may redeem your Fund shares through the Systematic Withdrawal Program. If you elect this method of redemption, the Fund will send you a check in a minimum amount of $100. You may choose to receive a check each month or calendar quarter. Your Fund account must have a value of at least $10,000 in order to participate in this Program. This Program may be terminated at any time by the Fund. You may also elect to terminate your participation in this Program at any time by writing to the Transfer Agent.

A withdrawal under the Program involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

--------------------------------------------------------------------------------
PRICING OF FUND SHARES
--------------------------------------------------------------------------------

The price of the Fund's shares is based on the Fund's net asset value. This is calculated by dividing the Fund's assets, minus its liabilities, by the number of shares outstanding. The Fund's assets are the value of securities held in its portfolio, plus any cash and other assets. The Fund's liabilities are fees and expenses owed by the Fund. The number of Fund shares outstanding is the amount of shares that have been issued to shareholders. The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is based on the net asset value next calculated after your order is received by the Transfer Agent with complete information and meeting all the requirements discussed in this Prospectus.

The value of the Fund's portfolio securities is based on the securities' market price when available. When a market price is not readily available, including circumstances under which the Fund's Valuation Committee, Administrator and/or Advisor determine that market sale or bid prices are not reflective of market value, a portfolio security is valued at its fair value, as determined under procedures established by the Fund's Trustees. In these cases the Fund's net asset value will reflect certain portfolio securities fair value, rather than their market price.

The net asset value of the Fund's shares is determined as of the close of regular trading on the NYSE. This is normally 4:00 p.m., Eastern time. Fund shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays).

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually. Also, the Fund typically distributes any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.

All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares; or (2) receive all distributions in cash. If you wish to change your distribution option, write to the Transfer Agent in advance of the payment date for the distribution.

--------------------------------------------------------------------------------
TAX CONSEQUENCES
--------------------------------------------------------------------------------

The Fund intends to make distributions of dividends and capital gains. Dividends are taxable to you as ordinary income. The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

If you sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

By law, the Fund must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

This table shows the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. "Total return" shows how much your investment in the Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. This information has been audited by Tait, Weller & Baker, the Fund's Independent Accountants. Their report and the Fund's financial statements are included in the Annual Report, which is available upon request.

For a capital share outstanding throughout each year

                                                          Year Ended April 30,
                                           --------------------------------------------------

                                            2002       2001       2000       1999       1998
---------------------------------------------------------------------------------------------
Net asset value, beginning of year         $16.08     $11.63     $11.83     $14.40     $11.56
                                           ------     ------     ------     ------     ------

Income from investment operations:
  Net investment income (loss)               0.05       0.02      (0.06)     (0.05)     (0.03)
  Net realized and unrealized
   gain (loss) on investments                2.42       4.43       0.19      (2.02)      3.93
                                           ------     ------     ------     ------     ------

Total from investment operations             2.47       4.45       0.13      (2.07)      3.90
                                           ------     ------     ------     ------     ------

Less Distributions:
  From net investment income                (0.06)        --         --         --         --
  From net capital gain                     (0.33)        --      (0.33)     (0.50)     (1.06)
                                           ------     ------     ------     ------     ------

Total distributions                         (0.39)        --      (0.33)     (0.50)     (1.06)
                                           ------     ------     ------     ------     ------

Net asset value, end of year               $18.16     $16.08     $11.63     $11.83     $14.40
                                           ======     ======     ======     ======     ======

Total return                                15.67%     38.26%      1.34%    (14.03%)    35.10%

Ratios/supplemental data:
Net assets, end of year (millions)          $21.5      $11.4       $5.3       $7.2       $9.7

Ratio of expenses to average net assets:
  Before fees waived and
   expenses absorbed                         2.01%      2.81%      2.99%      2.60%      2.69%
  After fees waived and
   expenses absorbed                         1.25%      1.75%      1.75%      1.75%      1.75%
Ratio of net investment income (loss) to
  average net assets:
  Before fees waived and
   expenses absorbed                        (0.42%)    (0.84%)    (1.71%)    (1.26%)    (1.26%)
  After fees waived and
   expenses absorbed                         0.34%      0.22%     (0.47%)    (0.41%)    (0.32%)
Portfolio turnover rate                     38.03%     78.22%     50.07%     47.14%     53.95%

--------------------------------------------------------------------------------
PRIVACY NOTICE
--------------------------------------------------------------------------------

Pzena Focused Value Fund collects non-public information about you from the following sources:

      o     Information we receive about you on applications or other forms;
      o     Information you give us orally; and
      o     Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to the investment adviser to the Fund, and to brokers and custodians) only as permitted by law and only as needed for them to assist us in providing agreed services to you. We maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

                                     Advisor
                        PZENA INVESTMENT MANAGEMENT, LLC
                          830 Third Avenue, 14th Floor
                               New York, NY 10022

                                   Distributor
                            QUASAR DISTRIBUTORS, LLC
                             615 E. Michigan Street
                               Milwaukee, WI 53202

                                    Custodian
                         U.S. BANK, National Association
                                425 Walnut Street
                              Cincinnati, OH 45202

                    Transfer Agent Dividend Disbursing Agent
                         U.S. BANCORP FUND SERVICES, LLC
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701

                             Independent Accountants
                              TAIT, WELLER & BAKER
                         8 Penn Center Plaza, Suite 800
                             Philadelphia, PA 19103

                                  Legal Counsel
                     PAUL, HASTINGS, JANOFSKY & WALKER, LLP
                          55 Second Street, 24th Floor
                             San Francisco, CA 94105

                             Counsel to the Advisor
                           KIRKPATRICK & LOCKHART, LLP
                                 75 State Street
                              Boston, MA 02109-1808

================================================================================

                            PZENA FOCUSED VALUE FUND
                  a series of Professionally Managed Portfolios

For investors who want more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund and is incorporated by reference into this Prospectus.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

                       c/o U.S. Bancorp Fund Services, LLC
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701
                                 (866) 811-0219

You can review and copy information including the Fund's reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling 1-202-942-8090. Reports and other information about the Fund are also available:

o Free of charge from the Commission's EDGAR database on the Commission's Internet website at http://www.sec.gov., or

o For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-0102, or

o For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

================================================================================


        (The Trust's SEC Investment Company Act file number is 811-05037)

                       STATEMENT OF ADDITIONAL INFORMATION
                                 August 28, 2002

                            PZENA FOCUSED VALUE FUND
                                   a series of
                        PROFESSIONALLY MANAGED PORTFOLIOS
                          830 Third Avenue, 14th Floor
                               New York, NY 10022
                                 (212) 355-1600

      This Statement of Additional Information ("SAI") is not a prospectus and it should be read in conjunction with the Prospectus dated August 28, 2002, as may be revised, of the Pzena Focused Value Fund (the "Fund"), a series of Professionally Managed Portfolios (the "Trust"). Pzena Investment Management, LLC (the "Advisor") is the investment advisor to the Fund. Copies of the Fund's Prospectus are available by calling the number above or (866) 811-0219.

      The Fund's financial statements for the fiscal year ended April 30, 2002, are incorporated herein by reference to the Fund's Annual Report dated April 30, 2002. A copy of the Annual Report may be obtained without charge by calling or writing the Fund as shown above.

                                TABLE OF CONTENTS

THE TRUST....................................................................2
INVESTMENT OBJECTIVE AND POLICIES............................................2
INVESTMENT RESTRICTIONS......................................................9
DISTRIBUTIONS AND TAX INFORMATION...........................................11
TRUSTEES AND EXECUTIVE OFFICERS.............................................13
THE FUND'S INVESTMENT ADVISOR...............................................17
SERVICE PROVIDERS...........................................................18
THE FUND'S DISTRIBUTOR......................................................19
EXECUTION OF PORTFOLIO TRANSACTIONS.........................................19
PORTFOLIO TURNOVER..........................................................21
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..............................21
DETERMINATION OF SHARE PRICE................................................23
PERFORMANCE INFORMATION.....................................................25
GENERAL INFORMATION.........................................................28
FINANCIAL STATEMENTS........................................................29
APPENDIX A..................................................................30
APPENDIX B..................................................................33

                                    THE TRUST

      The Trust is an open-end management investment company organized as a Massachusetts business trust. The Trust consists of various series which represent separate investment portfolios. This SAI relates only to the Fund.

      The Trust is registered with the Securities and Exchange Commission ("SEC") as a management investment company. Such a registration does not involve supervision of the management or policies of the Fund. The Prospectus of the Fund and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

                        INVESTMENT OBJECTIVE AND POLICIES

      The Pzena Focused Value Fund is a mutual fund with the investment objective of seeking long-term growth of capital. The Fund is non-diversified which means that under the Investment Company Act of 1940 (the "1940" Act") it may have more than 5% of its total assets invested in a single issuer and/or own more than 10% of the outstanding voting securities of an issuer. Notwithstanding its classification as non-diversified, the Fund has adopted certain investment policies designed to permit the Advisor to build a concentrated portfolio to accomplish Advisor's objectives, while at the same time ensuring certain minimum levels of portfolio diversification (see, for example, fundamental investment restrictions 5 and 7, and non-fundamental investment restriction 1 under "Investment Restrictions").

      The Fund emphasizes the purchase of common stocks of domestic companies. Under normal market conditions, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in common stocks with capital growth potential.

      There can be no assurance the objective of the Fund will be attained. The discussion below supplements information contained in the Fund's Prospectus as to investment policies of the Fund

      Preferred Stock. A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer by dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

      Convertible Securities. The Fund may invest in convertible securities or similar rights (bonds, notes, debentures, preferred stock and other securities convertible income common stocks) that may offer higher income than the common stocks into which they are convertible. The convertible securities in which the Fund may invest include fixed-income or zero coupon debt securities, which may be converted or exchanged at a rated or determinable exchange ratio into underlying shares of common stock. Prior to their conversion, convertible securities may have characteristics similar to non-convertible debt securities. While convertible securities generally offer lower yields than non-convertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities generally entail less credit risk than the issuer's common stock.

      Investment Companies. The Fund may invest in shares of other investment companies in pursuit of its investment objective. This may include investment in money market mutual funds in connection with the Fund's management of daily cash positions. In addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund and its shareholders will also bear the pro rata portion of each other investment company's advisory and operational expenses.

      Repurchase Agreements. The Fund may enter into repurchase agreements. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the U.S. Government security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the SEC or exempt from such registration. The Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities. The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 5% of the value of its net assets would be invested in illiquid securities including such repurchase agreements.

      For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Fund to the seller of the U.S. Government security subject to the repurchase agreement. It is not clear whether a court would consider the U.S. Government security acquired by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. Government security before its repurchase under a repurchase agreement, the Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. If a court characterizes the transaction as a loan and the Fund has not perfected a security interest in the U.S. Government security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the U.S. Government security.

      Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, the Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian. If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

      When-Issued Securities. The Fund may from time to time purchase securities on a "when-issued" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for them take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income; however, it is the Fund's intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued securities may be sold prior to the settlement date, the Fund intends to purchase them with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. The Fund does not believe that its net asset value or income will be adversely affected by its purchase of securities on a when-issued basis. The Fund's Custodian will segregate liquid assets equal in value to commitments for when-issued securities. Such segregated assets either will mature or, if necessary, be sold on or before the settlement date.

      Illiquid Securities. The Fund may not invest more than 5% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Advisor will monitor the amount of illiquid securities in the Fund's portfolio, under the supervision of the Trust's Board of Trustees, to ensure compliance with the Fund's investment restrictions.

      Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to sell restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. The Fund might also have to register such restricted securities in order to sell them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

      In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not reflect the actual liquidity of such investments. These securities might be adversely affected if qualified institutional buyers were unwilling to purchase such securities. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the SEC under the Securities Act, the Trust's Board of Trustees may determine that such securities are not illiquid securities despite their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

      Foreign Investments. The Fund may invest in up to 20% of its net assets in securities of foreign issuers that are not publicly traded in the United States, including Depositary Receipts. The Fund may also invest without regard to the 20% limitation in securities of foreign issuers which are listed and traded on a domestic national securities exchange.

      Depositary Receipts. The Fund may invest in securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution, Designed for use in U.S. securities, ADRs are alternatives to the purchase of the underlying securities in their national market and currencies, while EDRs and GDRs are European and Global receipts evidencing a similar arrangement. ADRs, EDRs and GDRs may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

      Risks of Investing in Foreign Securities. Investments in foreign securities involve certain inherent risks, including the following:

      Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and diversification and balance of payments position. The internal politics of some foreign countries may not be as stable as those of the United States. Governments in some foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are affected by the trade policies and economic conditions of their trading partners. If these trading partners enacted protectionist trade legislation, it could have a significant adverse effect upon the securities markets of such countries.

      Currency Fluctuations. The Fund may invest in securities denominated in foreign currencies. A change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund's assets denominated in that currency. Such changes will also affect the Fund's income. The value of the Fund's assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

      Euro Conversion. Several European countries adopted a single uniform currency known as the "euro," effective January 1, 1999. The euro conversion, that will take place over a several-year period, could have potential adverse effects on the Fund's ability to value its portfolio holdings in foreign securities, and could increase the costs associated with the Fund's operations. The Fund and the Advisor are working with providers of services to the Fund in the areas of clearance and settlement of trade to avoid any material impact on the Fund due to the euro conversion; there can be no assurance, however, that the steps taken will be sufficient to avoid any adverse impact on the Fund.

      Market Characteristics. The Advisor expects that many foreign securities in which the Fund invests will be purchased in over-the-counter markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market. Foreign exchanges and markets may be more volatile than those in the United States. While growing, they usually have substantially less volume than U.S. markets, and the Fund's foreign securities may be less liquid and more volatile than U.S. securities. Also, settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose the Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

      Legal and Regulatory Matters. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

      Taxes. The interest and dividends payable on some of the Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Fund shareholders.

      Costs. To the extent that the Fund invests in foreign securities, its expense ratio is likely to be higher than those of investment companies investing only in domestic securities, since the cost of maintaining the custody of foreign securities is higher.

      Corporate Debt Securities. The Fund may invest up to 20% of its assets in debt securities, including debt securities rated below investment grade. Bonds rated below BBB by S&P or Baa by Moody's, commonly referred to "junk bonds," typically carry higher coupon rates than investment grade bonds, but also are described as speculative by both S&P and Moody's and may be subject to greater market price fluctuations, less liquidity and greater risk of income or principal including greater possibility of default and bankruptcy of the issuer of such securities than more highly rated bonds. Lower rated bonds also are more likely to be sensitive to adverse economic or company developments and more subject to price fluctuations in response to changes in interest rates. The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit the Fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. During periods of economic downturn or rising interest rates, highly leveraged issuers of lower rated securities may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default.

      Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after the Fund has acquired the security. If a security's rating is reduced while it held by the Fund, the Advisor will consider whether the Fund should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial conditions may be better or worse than the rating indicates. The ratings for corporate debt securities are described in Appendix A.

      Zero Coupon Securities. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than do other types of debt securities having similar maturities and credit quality. Original issue discount earned on zero coupon securities must be included in the Fund's income. Thus, to continue to quality for tax treatment as a regulated investment company and to avoid a certain excise tax on undistributed income, the Fund may be required to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. These distributions must be made from the Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately could be reduced as a result.

      Options and Futures Contracts. To the extent consistent with its investment objective and policies, the Fund may purchase and write call and put options on securities, securities indexes and on foreign currencies and enter into futures contracts and use options on futures contracts, to the extent of up to 5% of its assets.

      Transactions in options on securities and on indices involve certain risks. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

      There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

      If trading were suspended in an option purchased by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; such losses may be mitigated or exacerbated by changes in the value of the Fund's securities during the period the option was outstanding.

      Use of futures contracts and options thereon also involves certain risks. The variable degree of correlation between price movements of futures contracts and price movements in the related portfolio positions of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. Also, futures and options markets may not be liquid in all circumstances and certain over the counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction at all or without incurring losses. Although the use of options and futures transactions for hedging should minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in the value of such position. If losses were to result from the use of such transactions, they could reduce net asset value and possibly income. The Fund may use these techniques to hedge against changes in interest rates or securities prices or as part of its overall investment strategy. The Fund will segregate liquid assets (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under options and futures contracts to avoid leveraging of the Fund.

Short-Term Investments

      The Fund may invest in any of the following securities and instruments:

      Certificates of Deposit, Bankers' Acceptances and Time Deposits. The Fund may hold certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

      In addition to buying certificates of deposit and bankers' acceptances, the Fund also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

      Commercial Paper and Short-Term Notes. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

      Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by S&P, "Prime-1" or "Prime-2" by Moody's, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in Appendix B.

                             INVESTMENT RESTRICTIONS

      The following policies and investment restrictions have been adopted by the Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Fund's outstanding voting securities as defined in the 1940 Act. The Fund may not:

      1. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) to the extent the entry into a repurchase agreement is deemed to be a loan.

      2. (a) Borrow money, except from banks for temporary or emergency purposes. Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings.

         (b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings.

      3. Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (The Fund is not precluded from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

      4. Purchase or sell real estate, commodities or commodity contracts (other than futures transactions for the purposes and under the conditions described in the prospectus and in this SAI).

      5. Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry. (Does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.)

      6. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into options, futures, forward or repurchase transactions.

      7. (a) With respect to 50% of the Fund's assets, purchase the securities of any issuer if more than 5% of the total assets of the Fund would be invested in the securities of the issuer, other than obligations of the U.S. Government, its agencies or instrumentalities.

         (b) With respect to the remaining 50% of the Fund's assets, purchase the securities of any issuer if more than 25% of the total assets of the Fund would be invested in the securities of the issuer.

      The Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Fund may not:

      1. Purchase any security if as a result the Fund would then hold more than 10% of any class of securities of an issuer (taking all common stock issues of an issuer as a single class, all preferred stock issues as a single class, and all debt issues as a single class) or more than 10% of the outstanding voting securities of a single issuer.

      2. Invest in any issuer for purposes of exercising control or management.

      3. Invest in securities of other investment companies except as permitted under the Investment Company Act of 1940.

      4. Invest, in the aggregate, more than 5% of its net assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity.

      5. Invest more than 20% of its assets in securities of foreign issuers (including American Depositary Receipts with respect to foreign issuers, but excluding securities of foreign issuers listed and traded on a domestic national securities exchange).

      6. With respect to fundamental investment restriction 2(a) above, the Fund will not purchase portfolio securities while outstanding borrowings exceed 5% of its assets.

      Except with respect to borrowing and illiquid securities, if a percentage restriction set forth in the prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.

                        DISTRIBUTIONS AND TAX INFORMATION

Distributions

      Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually. Also, the Fund typically distributes any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.

      Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Fund will issue to each shareholder a statement of the federal income tax status of all distributions.

Tax Information

      Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund intends to qualify and continue to elect to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions. The Fund's policy is to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes. To comply with the requirements, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax.

      The Fund's ordinary income generally includes interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Fund.

      Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Fund designate the amount distributed as a qualifying dividend. This designated amount cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for their taxable year. In view of the Fund's investment policy, it is expected that dividends from domestic corporations will be part of the Fund's gross income and that, accordingly, part of the distributions by the Fund may be eligible for the dividends-received deduction for corporate shareholders. However, the portion of the Fund's gross income attributable to qualifying dividends is largely dependent on the Fund's investment activities for a particular year and therefore cannot be predicted with any certainty. The deduction may be reduced or eliminated if the Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

      The Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

      The Fund may write, purchase, or sell certain options and futures contracts. Such transactions are subject to special tax rules that may affect the amount, timing, and character of distributions to shareholders. For example, such contracts that are "Section 1256 contracts" will be "marked-to-market" for Federal income tax purposes at the end of each taxable year (i.e., each contract will be treated as sold for its fair market value on the last day of the taxable year). In general, unless certain special elections are made, gain or loss from transactions in such contracts will be 60% long term and 40% short-term capital gain or loss. Section 1092 of the Code, which applies to certain "straddles," may also affect the taxation of the Fund's transactions in options and futures contracts. Under Section 1092 of the Code, the Fund may be required to postpone recognition for tax purposes of losses incurred in certain of such transactions.

      A redemption of Fund shares may result in recognition of a taxable gain or loss. Any loss realized upon a redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period. Any loss realized upon a redemption of Fund shares may be disallowed under certain wash sale rules to the extent shares of the Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

      Under the Code, the Fund will be required to report to the Internal Revenue Service ("IRS") all distributions of ordinary income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

      The Fund will not be subject to corporate income tax in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company for federal income tax purposes. Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.

      The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder, who is not a U.S. person, should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax on amounts constituting ordinary income.

      In addition, the foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder, and current administrative rulings and court decisions, all of which are subject to change. Any such charges could affect the validity of this discussion. The discussion also represents only a general summary of tax law and practice currently applicable to the Fund and certain shareholders therein, and, as such, is subject to change. In particular, the consequences of an investment in shares of the Fund under the laws of any state, local or foreign taxing jurisdictions are not discussed herein. Each prospective investor should consult his or her own tax advisor to determine the application of the tax law and practice in his or her own particular circumstances.

                         TRUSTEES AND EXECUTIVE OFFICERS

      The Trustees of the Trust are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers of the Trust, their dates of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held are set forth in the table below.

------------------------------------------------------------------------------------------------------------------------------------
                                Position      Term of Office and                                                       Other
       Name, Address              with          Length of Time           Principal Occupation During Past       Directorships Held
          and Age              the Trust            Served                         Five Years
------------------------------------------------------------------------------------------------------------------------------------
                                                  Independent Trustees of the Trust
------------------------------------------------------------------------------------------------------------------------------------
Dorothy A. Berry*             Chairman      Indefinite Term since    Consultant, Talon Industries              None.
  (born 1943)                 and Trustee   May 1991.                (administrative, management and
2020 E. Financial Way                                                business consulting); formerly Chief
Suite 100                                                            Operating Officer, Integrated Asset
Glendora, CA 91741                                                   Management (investment advisor and
                                                                     manager) and formerly President, Value
                                                                     Line, Inc. (investment advisory and
                                                                     financial publishing firm)
------------------------------------------------------------------------------------------------------------------------------------
Wallace L. Cook*              Trustee       Indefinite Term since    Retired. Formerly Senior Vice             None.
  (born 1939)                               May 1991.                President, Rockefeller Trust Co.;
2020 E. Financial Way                                                Financial Counselor, Rockefeller & Co.
Suite 100
Glendora, CA 91741
------------------------------------------------------------------------------------------------------------------------------------
Carl A. Froebel*              Trustee       Indefinite Term since    Private Investor. Formerly Managing       None.
  (born 1938)                               May 1991.                Director, Premier Solutions, Ltd.
2020 E. Financial Way                                                Formerly President and Founder,
Suite 100                                                            National Investor Data Services, Inc.
Glendora, CA 91741                                                   (investment related computer software).
------------------------------------------------------------------------------------------------------------------------------------
Rowley W.P. Redington*        Trustee       Indefinite Term since    President; Intertech Computer Service     None.
  (born 1944)                               May 1991.                Corp. (computer services and
2020 E. Financial Way                                                consulting); formerly Vice President,
Suite 100                                                            PRS of New Jersey, Inc. (management
Glendora, CA 91741                                                   consulting), and Chief Executive
                                                                     Officer, Rowley Associates
                                                                     (consultants).
------------------------------------------------------------------------------------------------------------------------------------
Ashley T. Rabun*              Trustee       Indefinite Term since    Founder and Chief Executive Officer,      Trustee, Trust for
  (born 1952)                               May 2002.                InvestorReach, Inc. (financial services   Investment
2020 E. Financial Way                                                marketing and distribution consulting).   Managers; Trustee,
Suite 100                                                                                                      E*TRADE Funds.
Glendora, CA 91741
------------------------------------------------------------------------------------------------------------------------------------
                                                   Interested Trustee of the Trust
------------------------------------------------------------------------------------------------------------------------------------
Steven J. Paggioli**          Trustee       Indefinite Term since    Consultant, U.S. Bancorp Fund Services,   Trustee, Managers
  (born 1950)                               May 1991.                LLC since July 2001; formerly,            Funds.
2020 E. Financial Way                                                Executive Vice President, Investment
Suite 100                                                            Company Administration, LLC ("ICA")
Glendora, CA 91741                                                   (mutual fund administrator and the
                                                                     Fund's former administrator).
------------------------------------------------------------------------------------------------------------------------------------
                                                        Officers of the Trust
------------------------------------------------------------------------------------------------------------------------------------
Steven J. Paggioli            President     Indefinite Term since    See Above.                                See Above.
  (see above)                 (Interested   May 1991.
                              Trustee -
                              see above.)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                Position      Term of Office and                                                       Other
       Name, Address              with          Length of Time           Principal Occupation During Past       Directorships Held
          and Age              the Trust            Served                         Five Years
------------------------------------------------------------------------------------------------------------------------------------
Robert M. Slotky              Treasurer     Indefinite Term since    Vice President, U.S. Bancorp Fund         None.
  (born 1947)                               May 1991.                Services, LLC since July 2001;
2020 E. Financial Way                                                formerly, Senior Vice President, ICA
Suite 100                                                            (May 1997-July 2001).
Glendora, CA 91741
------------------------------------------------------------------------------------------------------------------------------------
Chad E. Fickett               Secretary     Indefinite Term since    Compliance Administrator, U.S. Bancorp    None.
  (born 1973)                               March 2002.              Fund Services, LLC since July 2000.
615 East Michigan St.
Milwaukee, WI 53202
------------------------------------------------------------------------------------------------------------------------------------

*Denotes those Trustees of the Trust who are not "interested persons" of the Trust as defined under the 1940 Act.
**Denotes Trustee who is an "interested person" of the Trust under the 1940 Act. Mr. Paggioli is an interested person of the Trust by virtue of his position as President of the Trust. He is also a consultant with U.S. Bancorp Fund Services, LLC the administrator for the Fund.

Compensation

      Set forth below is the rate of compensation received by the Trustees. Each Disinterested Trustee receives an annual retainer of $10,000 and a fee of $2,500 for each regularly scheduled meeting. These Trustees also receive a fee of $1,000 for any special meeting attended. The Chairman of the Board of Trustees receives an additional annual retainer of $5,000. Disinterested Trustees are also reimbursed for expenses in connection with each Board meeting attended. This amount is allocated among each of the Trust's portfolios. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees.

----------------------------------------------------------------------------------------------------------------------------
                                      Aggregate         Pension or Retirement      Estimated Annual     Total Compensation
    Name of Person/Position       Compensation From    Benefits Accrued as Part      Benefits Upon     from Trust (2) Paid
                                    the Trust (1)          of Fund Expenses           Retirement           to Trustees
----------------------------------------------------------------------------------------------------------------------------
Dorothy A. Berry, Trustee              $25,000                   None                    None                $25,000
----------------------------------------------------------------------------------------------------------------------------
Wallace L. Cook, Trustee               $20,000                   None                    None                $20,000
----------------------------------------------------------------------------------------------------------------------------
Carl A. Froebel, Trustee               $20,000                   None                    None                $20,000
----------------------------------------------------------------------------------------------------------------------------
Rowley W.P. Redington, Trustee         $20,000                   None                    None                $20,000
----------------------------------------------------------------------------------------------------------------------------
Ashley T. Rabun, Trustee (3)           $20,000                   None                    None                $20,000
----------------------------------------------------------------------------------------------------------------------------

(1) For the fiscal year ended April 30, 2002.
(2) There are currently numerous portfolios comprising the Trust. For the fiscal year ended April 30, 2002, trustees fees and expenses in the amount of $5,389 were apportioned to the Fund.
(3) Newly appointed to the Board of Trustees as of May 1, 2002.

Trust Committees

      The Trust has two standing committees: The Audit Committee and the Valuation Committee.

      The Audit Committee is comprised of all of the Independent Trustees. It does not include any Interested Trustees. The Audit Committee typically meets once per year with respect to the various series of the Trust. The Audit Committee met once during the Fund's last fiscal year with respect to the Fund. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matter bearing on the audit or the Fund's financial statements and to ensure the integrity of the Fund's pricing and financial reporting.

      The Trust's Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of at least one representative from the Administrator's staff who is knowledgeable about the Fund and at least one Trustee. The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available. Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board of Trustees. The Valuation Committee meets as needed. The Valuation Committee did not meet during the Fund's last fiscal year with respect to the Fund.

Control Persons, Principal Shareholders, and Management Ownership

      A principal shareholder is any person who owns of record or beneficially owns 5% or more of the outstanding shares of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. As of July 31, 2002, the following shareholders were considered to be either a control person or principal shareholder of the Fund:

-------------------------------------------------------------------------------
Name and Address                        % Ownership        Type of Ownership
-------------------------------------------------------------------------------
Bank of America
P.O. Box 831575
Dallas, TX 75283-1575                      10.00%                Record

BNY Clearing Services
P.O. Box 1066, Wall Street Station,
New York, NY 10268                          8.41%                Record

Security Trust Company
2390 E. Camelback Rd., Suite 240
Phoenix, AZ 85016                           6.35%                Record

      As of December 31, 2001, no Independent Trustee of the Trust beneficially owned shares of the Funds and the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of the Funds. Furthermore, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Advisor, the Distributor or an affiliate of the Advisor or Distributor. Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $60,000, in the Advisor, the Distributor or any of their affiliates. In addition, during the most recently completed calendar year, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $60,000 and to which the Advisor, the Distributor or any affiliate thereof was a party.

                          THE FUND'S INVESTMENT ADVISOR

      As stated in the Prospectus, investment advisory services are provided to the Fund by Pzena Investment Management, LLC, 830 Third Avenue, 14th Floor, New York, NY 10022 (the "Advisor"), pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). As compensation, the Fund pays the Advisor a monthly management fee (accrued daily) based upon the average daily net assets of the Fund at the annual rate of 1.00%.

      After its initial term, the Advisory Agreement will continue in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board of Trustees of the Trust (or a majority of the outstanding shares of the Fund, and (2) a majority of the Trustees who are not interested persons of any party to the Advisory Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement upon sixty days' written notice and is automatically terminated in the event of its "assignment," as defined in the 1940 Act.

      In reviewing the Advisory Agreement on behalf of the Fund, at a meeting of the Board of Trustees on May 20 & 21, 2002, the Board of Trustees, including the Independent Trustees, took into consideration, among other things: (a) the nature and quality of the services provided by the Advisor to the Fund; (b) the appropriateness of the fees paid by the Fund to the Advisor; (c) the level of Fund expenses; (d) the reasonableness of the potential profitability of the Advisory Agreement to the Advisor; and (e) the nature of the Fund's investments. Specifically, in fulfilling the requirements outlined in Section 15(c) of the 1940 Act, the Board of Trustees noted, among other things, that the advisory fees to be paid by the Fund and the proposed expenses of the Fund were reasonable and generally consistent in relation to the relevant peer groups and that the Advisor's brokerage practices were reasonably efficient.

      For the fiscal year ended April 30, 2002, the Fund incurred advisory fees of $148,188, of which the Advisor waived $104,790 pursuant to the expense limitation. For the fiscal year ended April 30, 2001, the Fund incurred advisory fees of $86,449, of which the Advisor waived $68,587 pursuant to the expense limitation. For the fiscal year ended April 30, 2000, the Fund incurred advisory fees of $80,432, of which the Advisor waived $79,867 pursuant to the expense limitation.

      The Fund is responsible for its own operating expenses. The Advisor, however, has contractually agreed to reduce fees payable by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses (excluding interest and tax expenses) to the limit set forth in the "Fees and Expenses" Table (the "expense cap") of the Prospectus. Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.

      Under the expense limitation agreement, the Advisor may recoup reimbursements made in any fiscal year in any subsequent fiscal year over the following three fiscal years. Before the Advisor may receive any such reimbursement, the Trustees must review and approve it and any such reimbursement may not be paid prior to the Fund's payment of current ordinary Fund expenses. The Trustees may terminate this expense reimbursement arrangement at any time.

                                SERVICE PROVIDERS

Administrator, Transfer Agent, Fund Accountant

      U.S. Bancorp Fund Services, LLC ("USBFS"), 615 East Michigan Street, Milwaukee, Wisconsin 53202 provides administrative services to the Fund pursuant to an Administration Agreement. The Administration Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Fund; prepare all required filings necessary to maintain the Fund's ability to sell shares in all states where it currently does, or intends to do business; coordinate the preparation, printing and mailing of all materials (e.g., annual reports) required to be sent to shareholders; coordinate the preparation and payment of Fund related expenses; monitor and oversee the activities of the Fund's servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary the Fund's daily expense accruals; and perform such additional services as may be agreed upon by the Fund and the Administrator. USBFS also serves as fund accountant, transfer agent and dividend disbursing agent under separate agreements.

      For the fiscal year ended April 30, 2002, the Fund paid $30,000 in administration fees. For the fiscal year ended April 30, 2001, the Fund accrued $30,000 in administration fees, of which $5,000 was voluntarily waived by the Administrator. For the fiscal year ended April 30, 2000, the Administrator received a fee of $30,000 from the Fund.

Custodian

      U.S. Bank, National Association, 425 Walnut Street, Cincinnati, Ohio 45202, is custodian for the securities and cash of the Fund. Under the Custodian Agreement, U.S. Bank, National Association holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties.

Independent Accountants and Legal Counsel

      Tait, Weller & Baker, 8 Penn Center Plaza, Suite 800, Philadelphia, Pennsylvania 19103, are the independent accountants for the Fund whose services include auditing the Fund's financial statements and the performance of related tax services.

      Paul, Hastings, Janofsky & Walker LLP, 55 Second Street, 24th Floor, San Francisco, California 94105-3441 is counsel to the Fund and provides counsel on legal matters relating to the Fund.

                             THE FUND'S DISTRIBUTOR

      Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the "Distributor"), serves as distributor for the Fund. Pursuant to a distribution agreement between the Fund and the Distributor, the Distributor provides certain administration services and promotes and arranges for the sale of Fund shares. The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. ("NASD").

      The Distribution Agreement between the Fund and the Distributor continues in effect from year to year if approved at least annually by (i) the Board of Trustees or the vote of a majority of the outstanding shares of the Fund (as defined in the 1940 Act) and (ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated without penalty by the parties thereto upon sixty days' written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.

                       EXECUTION OF PORTFOLIO TRANSACTIONS

      Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund's portfolio transactions. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a "market-maker" unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

      Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own accounts. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

      In placing portfolio transactions, the Advisor will use its reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services. The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Fund, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by the National Association of Securities Dealers, Inc.

      While it is the Fund's general policy to seek first to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Fund, in accordance with the provisions of
Section 28(e) of the 1934 Act, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Advisor, even if the specific services are not directly useful to the Fund and may be useful to the Advisor in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Advisor's overall responsibilities to the Fund.

      Investment decisions for the Fund are made independently from those of other client accounts or mutual funds ("Funds") managed or advised by the Advisor. Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts or Funds. In such event, the position of the Fund and such client account(s) or Funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts or Funds seeks to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts or Funds simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day's transactions in such security will be allocated between the Fund and all such client accounts or Funds in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

      The Fund does not effect securities transactions through brokers in accordance with any formula, nor does it effect securities transactions through brokers solely for selling shares of the Fund, although the Fund may consider the sale of shares as a factor in allocating brokerage. However, as stated above, broker-dealers who execute brokerage transactions may effect purchase of shares of the Fund for their customers. For the fiscal years ended April 30, 2002, 2001, and 2000, the Fund paid $35,401, $31,644 and $22,980, respectively, in brokerage commissions.

                               PORTFOLIO TURNOVER

      Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. See "Execution of Portfolio Transactions." For the fiscal years ended April 30, 2002 and 2001, the Fund had a portfolio turnover rate of 38.03% and 78.22%, respectively.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

      The information provided below supplements the information contained in the Fund's Prospectus regarding the purchase and redemption of Fund shares.

How to Buy Shares

      The public offering price of Fund shares is the net asset value. Each Fund receives the net asset value. Shares are purchased at the public offering price next determined after the Transfer Agent receives your order in proper form as discussed in the Fund's Prospectus. In most cases, in order to receive that day's public offering price, the Transfer Agent must receive your order in proper form before the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m., Eastern time.

      The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

      The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund's shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund's shares.

How to Sell Shares

      You can sell your Fund shares any day the NYSE is open for regular trading.

Delivery of redemption proceeds

      Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the Fund's Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund's shareholders. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

      The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the Fund's portfolio securities at the time of redemption or repurchase.

Telephone redemptions

      Shareholders must have selected telephone transactions privileges on the Account Application when opening a Fund account. Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest Account Application or other written request for services, including purchasing or redeeming shares of the Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest Account Application or as otherwise properly specified to the Fund in writing.

      The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Fund and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. If these procedures are followed, an investor agrees, however, that to the extent permitted by applicable law, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Transfer Agent.

      During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectus. The Telephone Redemption Privilege may be modified or terminated without notice.

Redemptions-in-kind

      The Trust has filed an election under SEC Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund's assets). The Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

                          DETERMINATION OF SHARE PRICE

      As noted in the Prospectus, the net asset value and offering price of shares of the Fund will be determined once daily as of the close of public trading on the NYSE (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading. The Fund does not expect to determine the net asset value of its shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share. However, the net asset value of the Fund's shares may be determined on days the NYSE is closed or at times other than 4:00 p.m. if the Board of Trustees decides it is necessary. The NYSE is not open for trading on New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

      In valuing the Fund's assets for calculating net asset value, the Fund will follow certain Valuation Procedures adopted by the Valuation Committee of the Fund's Trustees (the "Valuation Committee"). In general, such procedures provide that:

o Securities that are primarily traded on a national or foreign securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.

o Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.

o Over-the-counter ("OTC") securities that are not traded on the NASDAQ National Market System shall be valued at the most recent trade price. These prices are obtained by an alternative source as determined by the Fund Accountant in consultation with management.

o Quotations of foreign securities in a foreign currency are valued daily in U.S. dollars on the bases of the foreign currency exchange rates prevailing at the time such valuation is determined. Foreign currency exchange rates generally are determined prior to the close of the NYSE. Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of the NYSE, which events would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities or currency exchange rates occur during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees.

o Short-term securities, including bonds, notes, debentures and other debt securities, and money market instruments such as certificates of deposit, commercial paper, bankers' acceptances and obligations of domestic and foreign banks, with remaining maturities of 61 days or more, for which reliable market quotations are readily available shall each be value at current market quotations as provided by an independent pricing service or principal market maker. Short term securities that have maturities of less than 60 days are value at amortized cost.

o Bonds and other fixed-income securities (other than the short-term securities described above) are valued on the basis of prices provided by a pricing service when the Board of Trustees believes that such prices reflect the fair market value of such securities.

o Options on securities shall be valued at the last sales price at the close of trading on such exchange or, if there was no sale on the applicable options exchange on such day, at the average of the quoted bid and asked prices as of the close of such exchange. Certain markets are not closed at the time that the Fund prices portfolio securities. In these situations, snapshot prices are provided by the individual pricing services or other alternate sources.

o Futures contracts and options thereon traded on a commodities exchange or board of trade shall be valued at the last sale price at the close of trading on such exchange or board of trade, or if there was no sale on the applicable commodities exchange or board of trade on such day, at the average of quoted bid and asked prices as of the closes of such exchange or board of trade.

o Options and futures positions or any other securities or assets for which reliable market quotations are not readily available shall each be valued at a price, supplied by a pricing service approved by the Board of Trustees, which is in the opinion of such pricing service representative of the market value of such securities or assets as of the time of determination of net asset value, it being the opinion of the Board of Trustees that the valuations supplied by such priding service accurately reflect the fair value of such securities or assets.

o All shares of other investment companies, or mutual funds, that are listed on the NASDAQ National Market System are valued at their last calculated net asset value.

      If, on a particular day, a share of a mutual fund is not listed on the NASDAQ, such security's fair value will be determined in accordance with the Trust's valuation procedures. Also, any assets for which reliable market quotations are not readily available or for which the pricing service does not provide a valuation or provides a valuation that in the judgment of the Advisor holding such assets does not represent fair value shall each valued by the Valuation Committee in consultation with the Advisor, including its portfolio manager and its research and credit analysis, on the basis of the following factors, among other things, as appropriate: (i) the type of security; (ii) the cost of the security or asset plus or minus any applicable amortization of premiums or discounts; (iii) transactions in comparable securities or assets;
(iv) trading volume on markets, exchanges, or among dealers; (v) government (domestic or foreign) pronouncements; (vi) other news events; (vii) any available financial statements; (viii) the size of the holding; (ix) any special reports prepared by analysts; (x) information as to any transactions or offers with respect to the security; (xi) relationships among various securities and assets; and (xii) such other factors as may be determined by that Advisor to affect materially the value of the security.

      The net asset value per share of the Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share. An example of how the Fund calculated is net asset value per share as of April 30, 2002 is as follows:

                  Net Assets              =     Net Asset Value Per Share
         -----------------------------
              Shares Outstanding

                 $21,498,009              =               $18.16
         -----------------------------
                  1,184,000

                             PERFORMANCE INFORMATION

      From time to time, the Fund may state its total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return will be accompanied by information on the Fund's average annual compounded rate of return for the most recent one, five and ten year periods, or shorter periods from inception, through the most recent calendar quarter. The Fund may also advertise aggregate and average total return information over different periods of time. The Fund's total return may be compared to relevant indices, including Standard & Poor's 500 Composite Stock Index and indices published by Lipper, Inc. From time to time, evaluations of the Fund's performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Fund.

      Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

Average Annual Total Return

      Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

                                        n
                                  P(1+T)  = ERV

where "P" equals a hypothetical initial payment of $1,000; "T" equals average annual total return; "n" equals the number of years; and "ERV" equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

      Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

      The average annual total return computed at the public offering price (net asset value) for the Fund for the fiscal year ended April 30, 2002 was as follows:

                  One Year                            15.67%
                  Five Year                           13.48%
                  Since Inception (June 24, 1996)     14.26%

      Please note that certain fees of the Fund have been waived or reimbursed from inception through April 30, 2002. Accordingly, the Fund's return figures are higher than they would have been had such fees not been waived or reimbursed.

Average Annual Total Return (after Taxes on Distributions)

      The Fund's quotations of average annual total return (after taxes on distributions) are calculated according to the following formula:

                                        n
                                P(1 + T)  = ATV
                                               D

where "P" equals a hypothetical initial payments of $1,000; "T" equals average annual total return; "n" equals the number of years; and "ATVD" equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions, not after taxes on redemption

      Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVD will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.

      The average annual total return (after taxes on distributions) computed at the public offering price (net asset value) for the Fund for the fiscal year ended April 30, 2002 was as follows:

                  One Year                            14.65%
                  Five Year                           12.24%
                  Since Inception (June 24, 1996)     13.17%

      Please note that certain fees and expenses of the Fund have been waived or reimbursed from inception through April 30, 2002. Accordingly, the Fund's return figures are higher than they would have been had such fees and expenses not been waived or reimbursed.

Average Annual Total Return (after Taxes on Distributions and Redemptions)

      The Fund's quotations of average annual total return (after taxes on distributions and redemption) are calculated according to the following formula:

                                        n
                                P(1 + T)  = ATV
                                               DR

where "P" equals a hypothetical initial payments of $1,000; "T" equals average annual total return; "n" equals the number of years; and "ATVDR" equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions and redemption.

      Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVDR will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.

      The average annual total return (after taxes on distributions and redemption) computed at the public offering price (net asset value) for the Fund for the fiscal year ended April 30, 2002 was as follows:

                  One Year                             9.59%
                  Five Year                           10.57%
                  Since Inception (June 24, 1996)     11.41%

      Please note that certain fees and expenses of the Fund have been waived or reimbursed from inception through April 30, 2002. Accordingly, the Fund's return figures are higher than they would have been had such fees and expenses not been waived or reimbursed.

      Performance data of the Fund quoted in advertising and promotional materials represents past performance and is not intended to predict or guarantee future results. The return and principal value of an investment in the Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount. In advertising and promotional materials the Fund may compare its performance with data published by Lipper Analytical Services, Inc. ("Lipper") or CDA Investment Technologies, Inc. ("CDA"). The Fund also may refer in such materials to mutual fund performance rankings or other data, such as comparative asset, expense and fee levels, published on Lipper or CDA. Advertising and promotional materials also my refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals including, but not limited to, The Wall Street Journal, Money magazine, Forbes, Business Week, Financial World and Barron's.

                               GENERAL INFORMATION

      The Trust was organized as a Massachusetts business trust on February 24, 1987. The Agreement and Declaration of Trust permits the Board of Trustees to issue an limited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board of Trustees may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.

      Shares issued by the Fund have no preemptive, conversion, or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

      The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Agreement and Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust.

      The Agreement and Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund's assets for any shareholder held personally liable for obligations of the Fund or Trust. The Agreement and Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund or Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Agreement and Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust's total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

      The Boards of the Trust, the Advisor and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of the Advisor and Distributor to invest in securities that may be purchased or held by the Fund.

                              FINANCIAL STATEMENTS

      The Fund's annual report to shareholders for its fiscal year ended April 30, 2002 is a separate document supplied with this SAI and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated by reference in this SAI.

                                   APPENDIX A
                             CORPORATE BOND RATINGS

      Moody's Investors Service, Inc.

      Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations or protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

      A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospectus of ever attaining any real investment standing.

      Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modified 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

      Standard & Poor's Ratings Group

      AAA: Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest.

      AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

      A: Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

      BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

      BB, B, CCC, CC, C: Bonds rated BB, B, CCC, CC and C are regarded on balance as predominantly speculative with respect to capacity to pay interest and repay principal BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

      BB: Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

      B: Bonds rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

      CCC: Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

      CC: The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

      CI: The rating CI is reserved for income bonds on which no interest is being paid.

      D: Bonds rated D are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments are jeopardized.

      Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the additional of a plus or minus sign to show relative standing with the major categories.

                                   APPENDIX B
                            COMMERCIAL PAPER RATINGS

      Moody's Investors Service, Inc.

      Prime-1--Issuers (or related supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

      Prime-2--Issuers (or related supporting institutions) rated "Prime-2" have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

      Standard & Poor's Ratings Group

      A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

      A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

                                     [LOGO]

                                      PZENA
                                     FOCUSED
                                      VALUE
                                      FUND

--------------------------------------------------------------------------------

                                  ANNUAL REPORT

--------------------------------------------------------------------------------

                               For the Year Ended
                                 April 30, 2002

                                     [LOGO]

                                      PZENA
                                     FOCUSED
                                      VALUE
                                      FUND

Dear Shareholders,

It is our pleasure to present you with our 2002 Annual Report. As we look back over the past year, we are encouraged by our continued strong performance in a difficult market environment. As of April 30, our fund had gained 8.87% for the calendar year-to-date, 15.67% for the prior twelve months, and 14.26% annually since inception - June 24, 1996. As a point of comparison, for the past twelve months, the S&P 500 was down (12.63%) and the Russell 1000 Value Index was down (3.91%).

A year ago, after the market had finally turned back toward "valuation sanity," we wrote about the vindication we felt in being rewarded for our unwavering value discipline. Six months ago, we discussed the fact that after just eighteen months of out-performance by the value style, the most frequently asked question we heard from investors was whether the value cycle had fully run its course. Today, the driving theme in the market is whether the economic recovery will be solid enough to offset the damage being done by the current spate of accounting and management greed scandals.

Because true value investing is all about engaging in serious research on businesses facing real stress, we believe the high-profile accounting and management controversies may be creating an environment where some "babies are thrown out with the bathwater." At the same time, risk management is a critical element to successful portfolio construction. So let us review here our guidelines for building portfolios:

1. The first criterion is valuation. Generally speaking, the most undervalued companies receive the largest weightings in our portfolio. Our portfolio consists of approximately 40 holdings, each of which generally represents 1% to 5% of the portfolio at cost. Positions must be trimmed if they reach 7.5% of the portfolio at market.

2. We view industry and sector cheapness as confirmation to support higher weighted positions. The maximum sector weight is 25% in any economic sector as defined in the S&P 500.

3. Next, we make a judgment regarding the nature of a company's under-valuation. For example, companies and industries receive higher weightings when we judge that our analysis will enable us to make reasonable estimates about costs and demand trends. On the other hand we are likely to give little or no weight to situations where a stock is clearly cheap, but the underlying resolution of the cheapness is unlikely to be estimated through intense research. Outstanding legal issues, accounting scandals, and management controversies are examples of such "unresearchable" circumstances.

                            Pzena Focused Value Fund

4. Finally, everything else being equal, we are inclined to give higher weight to positions that will help diversify the portfolio. Thus, while our portfolio construction process is independent of any index, our goal is for the portfolio to consist of a broadly diversified group of businesses.

Today our portfolio includes a few positions that are deeply undervalued, have industry and sector weakness as confirmation that the problems are not unique to that company, and offer portfolio diversification. However, due to "unresearchable" elements, we limit these to small positions.

Today, then, we are in a normal environment for value investors. Portfolio construction takes on an ever more critical role in this environment, and we believe that our discipline will continue to hold us in good stead. We offer the following graph as a reminder of the fact that a normal value environment is a pretty good place to be:

         Price/Book: Cheapest Quintile of 1000 Stock Universe to S&P 500


                                      CHART


We thank you again for your confidence in us and we look forward to continued success.

Sincerely,


/S/ Richard S. Pzena

Richard S. Pzena

                            Pzena Focused Value Fund

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Mutual fund investing involves risk; loss of principal is possible. Past performance results shown in this report should not be considered a representation of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns reflect reinvestment of dividends and capital gains. Fee waivers are in effect. In the absence of fee waivers, returns would be reduced. Due to market volatility, Fund performance may fluctuate substantially over short-term and current performance may differ from that shown. Statements and other information herein are dated and are subject to change. (07/02)

The S&P 500 Index is an unmanaged index commonly used to measure performance of U.S. stocks. You cannot invest directly in an index.

                Pzena Focused Value Fund Hypothetical Performance

--------------------------------------------------------------------------------
                            Pzena Focused Value Fund
                  Value of $10,000 vs S&P 500/Barra Value Index


                                      CHART


--------------------------------------------------------------------------------

This chart illustrates the performance of a hypothetical $10,000 investment made on the fund's inception.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P 500/Barra Value Index is a capitalization-weighted index of all of the stocks in the Standard & Poor's 500 that have low price-to-book ratios. The index is unmanaged and returns include reinvested dividends. You cannot invest directly in an index.

                            Pzena Focused Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS at April 30, 2002
--------------------------------------------------------------------------------

Shares                                                                   Value
--------------------------------------------------------------------------------
COMMON STOCKS: 87.3%

Aerospace/Defense: 2.3%
    11,100     Boeing Co.                                             $  495,060
                                                                      ----------
Agriculture: 2.4%
    16,525     Monsanto Co.                                              508,970
                                                                      ----------
Auto Parts & Equipment: 3.1%
    12,850     Lear Corp.*                                               660,618
                                                                      ----------
Banks: 0.9%
     7,400     SouthTrust Corp.                                          197,432
                                                                      ----------
Chemicals: 7.4%
     5,575     Cytec Industries, Inc.*                                   183,919
     9,250     FMC Corp.*                                                357,975
    11,425     Lubrizol Corp.                                            393,934
    21,450     Sherwin-Williams Co.                                      659,159
                                                                      ----------
                                                                       1,594,987
                                                                      ----------
Commercial Services: 3.1%
    23,275     ServiceMaster Co.                                         325,850
    10,975     Viad Corp.                                                334,518
                                                                      ----------
                                                                         660,368
                                                                      ----------
Computers: 3.8%
    30,675     Hewlett-Packard Co.                                       524,542
    40,750     Quantum Corp.*                                            299,512
                                                                      ----------
                                                                         824,054
                                                                      ----------
Diversified Manufacturing
  Operations: 4.1%
    15,375     Cooper Industries, Inc.                                   673,425
    10,700     Tyco International Ltd.                                   197,415
                                                                      ----------
                                                                         870,840
                                                                      ----------
Food: 2.6%
    26,200     Sara Lee Corp.                                            554,916
                                                                      ----------
Forest Products & Paper: 1.0%
     7,525     Georgia-Pacific Corp.                                     218,075
                                                                      ----------
Hand/Machine Tools: 1.2%
     6,475     Kennametal, Inc.                                          256,799
                                                                      ----------
Healthcare - Services: 7.3%
    17,550     Aetna, Inc.                                               835,380
    24,450     Health Net, Inc.*                                         724,942
                                                                      ----------
                                                                       1,560,322
                                                                      ----------
Household Products: 1.7%
     7,075     Fortune Brands, Inc.                                      369,739
                                                                      ----------
Insurance: 15.7%
     9,200     Allstate Corp.                                            365,608
    15,250     IPC Holdings, Ltd.                                        520,025
    17,225     Loews Corp.                                             1,032,639
    15,475     Old Republic
                 International Corp.                                     514,235
    13,025     Radian Group, Inc.                                        675,997
     2,900     XL Capital Ltd.                                           273,615
                                                                      ----------
                                                                       3,382,119
                                                                      ----------
Mining: 1.8%
    22,150     Freeport-McMoRan
                 Copper & Gold, Inc.*                                    393,384
                                                                      ----------
Oil & Gas: 6.3%
    24,050     Marathon Oil Corp.                                        698,893
     4,950     Phillips Petroleum Co.                                    296,060
    10,775     Precision
                 Drilling Corp.*                                         361,070
                                                                      ----------
                                                                       1,356,023
                                                                      ----------
Oil & Gas Services: 1.7%
    15,907     FMC
                 Technologies, Inc.*                                     361,884
                                                                      ----------
Real Estate: 0.9%
    12,925     TrizecHahn Corp.                                          200,467
                                                                      ----------
Retail: 3.2%
    18,350     Gap, Inc. (The)                                           258,919
     7,325     Payless
                 ShoeSource, Inc.*                                       428,806
                                                                      ----------
                                                                         687,725
                                                                      ----------
Savings & Loans: 2.5%
    14,500     Washington
                 Mutual, Inc.                                            547,085
                                                                      ----------
Software: 4.1%
    47,350     Computer Associates
                 International, Inc.                                     880,710
                                                                      ----------
Telecommunications: 2.7%
    58,450     Tellabs, Inc.*                                            496,241
    36,050     WorldCom Group*                                            89,368
                                                                      ----------
                                                                         585,609
                                                                      ----------

See accompanying Notes to Financial Statements.

                            Pzena Focused Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS at April 30, 2002 (Continued)
--------------------------------------------------------------------------------

Shares                                                                 Value
-------------------------------------------------------------------------------
Toys/Games/Hobbies: 1.7%
    22,975     Hasbro, Inc.                                         $   367,140
                                                                    -----------
Transportation: 5.8%
    24,575     CNF Inc.                                                 776,816
     8,200     Union Pacific Corp.                                      465,760
                                                                    -----------
                                                                      1,242,576
                                                                    -----------
TOTAL COMMON STOCKS
  (cost $15,879,433)                                                 18,776,902
                                                                    -----------

Principal
Amount                                                                 Value
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT: 15.2%
$3,270,912     Federated Cash
                 Trust Treasury
                 Money Market
                 (cost $3,270,912)                                  $ 3,270,912
                                                                    -----------
TOTAL INVESTMENTS
  IN SECURITIES
  (cost $19,150,345+): 102.5%                                        22,047,814
Liabilities in excess of
  Other Assets: (2.5)%                                                 (549,805)
                                                                    -----------
NET ASSETS: 100.0%                                                  $21,498,009
                                                                    ===========

*  Non-income producing security.

+ At April 30, 2002, the basis of investments for federal income tax purposes was the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation were as follows:
   Gross unrealized appreciation                                     $3,262,416
   Gross unrealized depreciation                                       (364,947)
                                                                     ----------
   Net unrealized appreciation                                       $2,897,469
                                                                     ==========


See accompanying Notes to Financial Statements.

                            Pzena Focused Value Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES at April 30, 2002
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
  Investments in securities, at value (cost $19,150,345) .......     $22,047,814
  Receivables:
    Fund shares sold ...........................................          67,060
    Due from advisor ...........................................           2,011
    Dividends and interest .....................................          11,810
  Prepaid expenses .............................................           2,355
                                                                     -----------
      Total assets .............................................      22,131,050
                                                                     -----------

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
  Payables:
    Securities purchased .......................................         602,809
    Fund shares redeemed .......................................           2,795
    Administration fees ........................................           3,386
  Accrued expenses .............................................          24,051
                                                                     -----------
      Total liabilities ........................................         633,041
                                                                     -----------

NET ASSETS .....................................................     $21,498,009
                                                                     ===========
  Net asset value, offering and redemption price per share
    ($21,498,009/1,184,000 shares outstanding; unlimited
    number of shares authorized without par value) .............          $18.16
                                                                          ======

--------------------------------------------------------------------------------
COMPONENTS OF NET ASSETS
--------------------------------------------------------------------------------
  Paid-in capital ..............................................     $17,894,182
  Accumulated net investment income ............................          33,172
  Accumulated net realized gain on investments .................         673,186
  Net unrealized appreciation on investments ...................       2,897,469
                                                                     -----------
      Net assets ...............................................     $21,498,009
                                                                     ===========

See accompanying Notes to Financial Statements.

                            Pzena Focused Value Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS For the Year Ended April 30, 2002
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
  Income
    Dividends ...................................................    $  203,721
    Interest ....................................................        17,468
                                                                     ----------
      Total income ..............................................       221,189
                                                                     ----------
  Expenses
    Advisory fees ...............................................       148,188
    Administration fees .........................................        30,000
    Fund accounting fees ........................................        23,028
    Transfer agent fees .........................................        18,865
    Audit fees ..................................................        14,636
    Reports to shareholders .....................................         8,630
    Registration fees ...........................................         8,435
    Amortization of deferred organization costs .................         6,375
    Custody fees ................................................         6,042
    Trustee fees ................................................         5,389
    Legal fees ..................................................         4,554
    Insurance expense ...........................................           381
    Miscellaneous ...............................................         4,223
                                                                     ----------
      Total expenses ............................................       278,746
      Less: fees waived and expenses absorbed ...................      (104,790)
                                                                     ----------
      Net expenses ..............................................       173,956
                                                                     ----------
        Net investment income ...................................        47,233
                                                                     ----------

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
--------------------------------------------------------------------------------
  Net realized gain on investments ..............................       673,333
  Change in net unrealized
   appreciation/depreciation on investments .....................     1,514,114
                                                                     ----------
    Net realized and unrealized gain on investments .............     2,187,447
                                                                     ----------
        Net increase in net assets
         resulting from operations ..............................    $2,234,680
                                                                     ==========

See accompanying Notes to Financial Statements.

                             Pzena Focused Value Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   Year Ended       Year Ended
                                                 April 30, 2002   April 30, 2001
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM:
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
  Net investment income ......................    $    47,233      $    15,344
  Net realized gain on investments ...........        673,333          762,956
  Change in net unrealized
   appreciation/depreciation on investments ..      1,514,114        1,298,885
                                                  -----------      -----------
    Net increase in net assets
     resulting from operations ...............      2,234,680        2,077,185
                                                  -----------      -----------
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
  From net investment income .................        (48,889)              --
  From net realized gain .....................       (265,574)              --
                                                  -----------      -----------
    Total distributions to shareholders ......       (314,463)              --
                                                  -----------      -----------
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
  Net increase in net assets derived from
   net change in outstanding shares (a) ......      8,180,853        3,982,808
                                                  -----------      -----------
    Total increase in net assets .............     10,101,070        6,059,993
                                                  -----------      -----------
--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
  Beginning of year ..........................     11,396,939        5,336,946
                                                  -----------      -----------
  End of year ................................    $21,498,009      $11,396,939
                                                  ===========      ===========
  Accumulated net investment income ..........    $    33,172      $    15,344
                                                  ===========      ===========

(a) A summary of capital share transactions is as follows:

                                         Year Ended                 Year Ended
                                       April 30, 2002             April 30, 2001
                                   -----------------------    -----------------------
                                    Shares        Value        Shares        Value
                                   --------    -----------    --------    -----------
Shares sold ....................    633,464    $10,776,450     366,920    $ 5,722,733
Shares issued in reinvestment
  of distributions .............     17,520        286,166          --             --
Shares redeemed ................   (175,836)    (2,881,763)   (116,774)    (1,739,925)
                                   --------    -----------    --------    -----------
Net increase ...................    475,148    $ 8,180,853     250,146    $ 3,982,808
                                   ========    ===========    ========    ===========

See accompanying Notes to Financial Statements.

                            Pzena Focused Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year
--------------------------------------------------------------------------------

                                                        Year Ended April 30,
                                         --------------------------------------------------
                                          2002       2001       2000       1999       1998
-------------------------------------------------------------------------------------------
Net asset value,
 beginning of year ...................   $16.08     $11.63     $11.83     $14.40     $11.56

-------------------------------------------------------------------------------------------
Income from investment
 operations:
-------------------------------------------------------------------------------------------
  Net investment income (loss) .......     0.05       0.02      (0.06)     (0.05)     (0.03)
  Net realized and unrealized
   gain (loss) on investments ........     2.42       4.43       0.19      (2.02)      3.93
                                         ------     ------     ------     ------     ------
Total from investment operations .....     2.47       4.45       0.13      (2.07)      3.90
                                         ------     ------     ------     ------     ------
-------------------------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------------------------
  From net investment income .........    (0.06)        --         --         --         --
  From net capital gain ..............    (0.33)        --      (0.33)     (0.50)     (1.06)
                                         ------     ------     ------     ------     ------
Total distributions ..................    (0.39)        --      (0.33)     (0.50)     (1.06)
                                         ------     ------     ------     ------     ------
Net asset value, end of year .........   $18.16     $16.08     $11.63     $11.83     $14.40
                                         ======     ======     ======     ======     ======

Total return .........................    15.67%     38.26%      1.34%    (14.03)%    35.10%
-------------------------------------------------------------------------------------------
Ratios/supplemental data:
-------------------------------------------------------------------------------------------
Net assets, end of year (millions) ...    $21.5      $11.4       $5.3       $7.2       $9.7
-------------------------------------------------------------------------------------------
Ratio of expenses to
 average net assets:
-------------------------------------------------------------------------------------------
Before fees waived and
 expenses absorbed ...................     2.01%      2.81%      2.99%      2.60%      2.69%
After fees waived and
 expenses absorbed ...................     1.25%      1.75%      1.75%      1.75%      1.75%
-------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average net assets:
-------------------------------------------------------------------------------------------
Before fees waived and
 expenses absorbed ...................    (0.42)%    (0.84)%    (1.71)%    (1.26)%    (1.26)%
After fees waived and
 expenses absorbed ...................     0.34%      0.22%     (0.47)%    (0.41)%    (0.32)%
Portfolio turnover rate ..............    38.03%     78.22%     50.07%     47.14%     53.95%

See accompanying Notes to Financial Statements.

                            Pzena Focused Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTE 1 - ORGANIZATION
--------------------------------------------------------------------------------

      The Pzena Focused Value Fund (the "Fund") is a non-diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust") which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund began operations on June 24, 1996. The investment objective of the Fund is to seek long-term growth of capital.

--------------------------------------------------------------------------------
NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

      A. Security Valuation. Investments in securities traded on a national securities exchange or Nasdaq are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading; securities traded on an exchange or Nasdaq for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

      B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. Security Transactions, Investment Income and Distributions. Security transactions are accounted for on the trade date. The cost of securities sold is determined on first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

      D. Deferred Organization Costs. All of the expenses incurred by the Advisor in connection with the organization and registration of the Fund's shares have been borne by the Fund and are being amortized on a straight-line basis over a period of five years.

                            Pzena Focused Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Continued)
--------------------------------------------------------------------------------

      E. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

      F. Reclassification of Capital Accounts. The fund accounts and reports for distributions to shareholders in accordance with the American Institute of Certified Public Accountant's Statement of Position 93-2: Determination Disclosure and Financial Statement Presentation of Income, Capital and Return of Capital Distributions by Investment Companies. For the year ended April 30, 2002, the Fund increased accumulated net investment income by $19,484 and decreased accumulated net realized gain on investments by $19,484 due to different book and tax treatments of short term realized gains. Paid-in capital and net assets were not affected by this change.

--------------------------------------------------------------------------------
NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
--------------------------------------------------------------------------------

      Pzena Investment Management, LLC (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. Prior to August 28, 2001, the annual rate was 1.25%. For the year ended April 30, 2002, the Fund incurred $148,188 in advisory fees.

      The Fund is responsible for its own operating expenses. The Advisor has agreed to limit the Fund's total expenses to not more than 1.25% of average daily net assets. Prior to August 28, 2001, the expense cap was 1.75%. Any fee waived and/or any Fund expense absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. For the year ended April 30, 2002, the Advisor waived fees of $104,790. At April 30, 2002, the total expenses waived and reimbursed by the advisor subject to reimbursement were $322,195. The Advisor may recapture $148,818 of the above amount no later than April 30, 2003, $68,587 no later than April 30, 2004, and $104,790 no later than April 30, 2005. The Fund must pay its current ordinary operating expenses before

                            Pzena Focused Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Continued)
--------------------------------------------------------------------------------

the Advisor is entitled to any reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

      U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Fund's administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives an annual fee at the following rate:

      Under $15 million                     $30,000
      $15 to $50 million                    0.20% of average daily net assets
      $50 to $100 million                   0.15% of average daily net assets
      $100 to $150 million                  0.10% of average daily net assets
      Over $150 million                     0.05% of average daily net assets

      For the year ended April 30, 2002, the Fund incurred $30,000 in Administration fees.

      Quasar Distributors, LLC, acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. U.S. Bank, N.A. serves as the Fund's custodian (the "Custodian"). Both the distributor and Custodian are affiliates of the Administrator.

      Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and Distributor.

--------------------------------------------------------------------------------
NOTE 4 - PURCHASES AND SALES OF SECURITIES
--------------------------------------------------------------------------------

      The cost of purchases and the proceeds from the sale of securities, other than short-term investments, for the year ended April 30, 2002, were $11,183,524 and $4,994,475 respectively.

--------------------------------------------------------------------------------
NOTE 5 - REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------

      The Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with such other brokers or dealers that meet the credit guidelines established by the Board of Trustees. The Fund will always receive and maintain, as collateral, securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested

                            Pzena Focused Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Continued)
--------------------------------------------------------------------------------

by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral.

--------------------------------------------------------------------------------
NOTE 6 - DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------

      On May 17, 2001, a distribution of $0.0400 per share was declared. The dividend was paid on May 21, 2001, to shareholders of record on May 17, 2001. On December 17, 2001, a distribution of $0.3549 per share was also declared. The dividend was paid on December 18, 2001, to shareholders of record on December 14, 2001. The tax character of distributions paid during the years ended April 30, 2002 and 2001 was as follows:

                                                         2002               2001
                                                         ----               ----
      Distributions paid from:
            Ordinary income                            $285,730              --
            Long-term capital gain                       28,733              --


      As of April 30, 2002, the components of distributable earnings on a tax basis were as follows:

            Undistributed ordinary income                             $   33,172
            Undistributed long-term gain                                 673,186
            Unrealized appreciation                                    2,897,469
                                                                      ----------
                                                                      $3,603,827
                                                                      ==========

      The difference between the book basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and the deferral of capital losses incurred after October 31.

                            Pzena Focused Value Fund

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders of
   The Pzena Focused Value Fund
The Board of Trustees of
   Professionally Managed Portfolios

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Pzena Focused Value Fund, a series of shares of Professionally Managed Portfolios, as of April 30, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Pzena Focused Value Fund as of April 30, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                            TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
May 31, 2002

                            Pzena Focused Value Fund

--------------------------------------------------------------------------------
INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)
--------------------------------------------------------------------------------

      The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. Unless noted otherwise, each person has held the position listed for a minimum of five years. The SAI includes additional information about the Fund's officers and trustees and is available, without charge, upon request.

                                                   Independent Trustees
                                                   --------------------

                                      Term of        Principal                                # of Funds    Other
                         Position     Office and     Occupation                               in complex    Directorships
Name, Age                Held with    Length of      During Past                              overseen by   Held by
and Address              the Trust    Time Served    Five Years                               Trustee       Trustee
-----------              ---------    -----------    -----------                              -----------   -------------
Dorothy A. Berry         Chairman     Indefinite     Talon Industries (venture capital &          18        Not
Born (1943)              and          Term           business consulting); formerly Chief                   Applicable
4455 E. Camelback Rd.,   Trustee                     Operating Officer, Integrated Assets
Suite 261-E                                          Management (investment advisor and
Phoenix, AZ 85018                                    manager) and formerly President,
                                                     Value Line, Inc., (investment
                                                     advisory & financial publishing
                                                     firm).

Wallace L. Cook          Trustee      Indefinite     Retired. Formerly Senior Vice                18        Not
Born (1939)                           Term           President, Rockefeller Trust Co.                       Applicable
4455 E. Camelback Rd.,                               Financial Counselor, Rockefeller &
Suite 261-E                                          Co.
Phoenix, AZ 85018

Carl A. Froebel          Trustee      Indefinite     Private Investor. Formerly Managing          18        Not
Born (1938)                           Term           Director, Premier Solutions, Ltd.                      Applicable
4455 E. Camelback Rd.,                               Formerly President and Founder,
Suite 261-E                                          National Investor Data Services, Inc.
Phoenix, AZ 85018                                    (investment related computer
                                                     software).

Rowley W.P. Redington    Trustee      Indefinite     President; Intertech (consumer               18        Not
Born (1944)                           Term           electronics and computer service and                   Applicable
4455 E. Camelback Rd.,                               marketing); formerly Vice President,
Suite 261-E                                          PRS of New Jersey, Inc. (management
Phoenix, AZ 85018                                    consulting), and Chief Executive
                                                     Officer, Rowley Associates
                                                     (consultants).

                            Pzena Focused Value Fund

--------------------------------------------------------------------------------
INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                             Interested Trustees and Officers
                                             --------------------------------

                                      Term of        Principal                                # of Funds    Other
                         Position     Office and     Occupation                               in complex    Directorships
Name, Age                Held with    Length of      During Past                              overseen by   Held by
and Address              the Trust    Time Served    Five Years                               Trustee       Trustee
-----------              ---------    -----------    -----------                              -----------   -------------
Steven J. Paggioli       President    Indefinite     Consultant, U.S. Bancorp Fund                18        Trustee,
Born (1950)              and          Term           Services, LLC since July, 2001;                        Managers
915 Broadway             Trustee      Since          formerly Executive Vice President,                     Funds
New York, NY 10010                    May 1991       Investment Company Administration,
                                                     LLC ("ICA") (mutual fund
                                                     administrator and the Fund's former
                                                     administrator).

Robert M. Slotky         Treasurer    Indefinite     Vice President, U.S. Bancorp Fund            18        Not
Born (1947)                           Term           Services, LLC since July, 2001;                        Applicable
2020 E. Financial Way,                Since          formerly, Senior Vice President, ICA
Suite 100                             May 1991       (May 1997-July 2001); former
Glendora, CA 91741                                   instructor of accounting at
                                                     California State
                                                     University-Northridge (1997).

Chad E. Fickett          Secretary    Indefinite     Compliance Administrator, U.S.               18        Not
Born (1973)                           Term           Bancorp Fund Services, LLC since                       Applicable
615 E. Michigan St.                   Since          July, 2000.
Milwaukee, WI 53202                   March 2002

                       This page intentionally left blank.

--------------------------------------------------------------------------------
                                     Advisor
                        PZENA INVESTMENT MANAGEMENT, LLC
                                830 Third Avenue
                                   14th Floor
                               New York, NY 10022

                                   Distributor
                            QUASAR DISTRIBUTORS, LLC
                             615 E. Michigan Street
                               Milwaukee, WI 53202

                                    Custodian
                                 U.S. BANK, N.A.
                                425 Walnut Street
                           Cincinnati, Ohio 45201-1118

                    Transfer Agent Dividend Disbursing Agent
                           ORBITEX FUND SERVICES, INC.
                                 P.O. Box 542007
                              Omaha, NE 68154-1952

                              Independent Auditors
                              TAIT, WELLER & BAKER
                         8 Penn Center Plaza, Suite 800
                             Philadelphia, PA 19103

                                  Legal Counsel
                     PAUL, HASTINGS, JANOFSKY & WALKER, LLP
                          55 Second Street, 24th Floor
                          San Francisco, CA 94105-3441

                             Counsel to the Advisor
                          NUTTER, McCLENNEN & FISH, LLP
                             One International Place
                                Boston, MA 02110
--------------------------------------------------------------------------------

                                     PART C

                                OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

No change from the information set forth in Item 27 of the Registration Statement of John Hancock Capital Series (the "Registrant") on Form N-1A under the Securities Act of 1933 and the Investment company Act of 1940 (File Nos. 2-29502 and 811-1677), which information is incorporated herein by reference.



ITEM 16. EXHIBITS:

1                         Registrant's Amended and Restated       Filed as Exhibit 99.a to Registrant's
                          Declaration of Trust                    Registration Statement on Form N-1A and
                                                                  incorporated herein by reference to
                                                                  post-effective amendment no. 54 (file
                                                                  nos. 811-1677 and 2-29502 on February 29,
                                                                  2000; accession no. 0001010521-00-000204)
                                                                  ("PEA 54 ")

1.1                       Amendment to Declaration of Trust       Filed as Exhibit 99.a.1 to PEA 54 and
                                                                  incorporated herein by reference

1.2                       Amendment to Declaration of Trust       Filed as Exhibit 99.a.2 to Registrant's
                                                                  Registration Statement on Form N-1A and
                                                                  incorporated herein by reference to
                                                                  post-effective amendment no. 58 (file
                                                                  nos. 811-1677 and 2-29502 on December 27,
                                                                  2001; accession no. 0001010521-01-500304)
                                                                  ("PEA 58")

1.3                       Amendment to Declaration of Trust       Filed as Exhibit 99.a.3 to Registrant's
                                                                  Registration Statement on Form N-1A and
                                                                  incorporated herein by reference to post-
                                                                  effective amendment no. 61 (file no.
                                                                  811-1677 and 2-29502 on April 3, 2002;
                                                                  accession no 0001010521-02-000150.




1.4                       Amendment to Declaration of Trust       Filed herewith as Exhibit 1.

2                         Amended and Restated By-Laws of         Filed as Exhibit 99.b to Registrant's
                          Registrant                              Registration Statement on Form N-1A and
                                                                  incorporated herein by reference to
                                                                  post-effective amendment no. 48 (file
                                                                  nos. 811-1677 and 2-29502 on February 27,
                                                                  1997; accession no. 0001010521-97-000229)
                                                                  ("PEA 48 ")

2.1                       Amendment to Amended and Restated       Filed as Exhibit 99.(b).1 to PEA 61 and
                          By-Laws of Registrant                   incorporated by reference

3                         Not applicable

4                         Form of Agreement and Plan of           Filed herewith as Exhibit A to the Proxy
                          reorganization                          Statement and Prospectus included as Part
                                                                  A of this Registration Statement

5                         Not applicable

6                         Investment Management Contract          Filed as Exhibit 99.d. to Registrant's
                          between Core Equity Fund and John       Registration Statement on Form N-1A and
                          Hancock Advisers, LLC                   incorporated herein by reference to
                                                                  post-effective amendment no. 52 (file
                                                                  nos. 811-1677 and 2-29502 on February
                                                                  22,1999; accession no.
                                                                  0001010521-99-000135) ("PEA 52")

6.1                       Sub-Investment Advisory Contract        Filed as Exhibit 99.d.1 to PEA 48 and
                          between Core Equity Fund,               incorporated herein by reference
                          Independence Investment LLC and John
                          Hancock Advisers, LLC




6.2                       Investment Management                   Filed as Exhibit 99.(d).2 to PEA
                          Contract between John Hancock U.S.      61 and incorporated herein by
                          Global Leaders Growth Fund and John     reference
                          Hancock Advisers, LLC




6.3                       Form of Sub-Investment Advisory         Filed as Exhibit 99.d.3 to PEA 60 and
                          Contract between U.S. Global Leaders    incorporated herein by reference
                          Growth Fund, Yeager, Wood & Marshall,
                          Inc. and John Hancock Advisers, LLC

6.4                       Form of Investment Management Contract  Filed as exhibit 99.(d).4 to Registrant's
                          between John Hancock Classic Value      Registration Statement on Form N-1A and
                          Fund and John Hancock Advisers, LLC     incorporated herein by reference to post-
                                                                  effective amendment no 63 (file nos. 811-1677
                                                                  and 2-29502 on September 3, 2002;
                                                                  accession no. 0001010521-02-000293)("PEA 63")

6.5                       Form of Sub-Investment Management       Filed as Exhibit 99.(d).5 to PEA 63 and
                          Contract between John Hancock Classic   incorporated herein by reference.
                          Value Fund, John Hancock Advisers, LLC
                          and Pzena Investment Management, LLC.

7                         Distribution Agreement between the      Filed as Exhibit 99.e to Registrant's
                          Registrant and John Hancock Funds,      Registration Statement on Form N-1A and
                          LLC. (formerly named John Hancock       incorporated herein by reference to
                          Broker Distribution Services, Inc)      post-effective amendment no. 44 (file
                                                                  nos. 811-1677 and 2-29502 on April 26,
                                                                  1995; accession
                                                                  no.0000950146-95-000180)
                                                                  ("PEA 44 ")

7.1                       Amendment to Distribution Agreement     Filed as Exhibit 99.e.1 to PEA 44 and
                          between the Registrant and John         incorporated herein by reference
                          Hancock Funds, LLC

7.2                       Form of Soliciting Dealer Agreement     Filed as Exhibit 99.e.2 to PEA 52 and
                          between John Hancock Funds, LLC and     incorporated herein by reference
                          Selected Dealers

7.3                       Form of Financial Institution Sales     Filed as Exhibit 99.e.3 to PEA 44 and
                          and Services Agreement                  incorporated herein by reference

7.4                       Amendment to Distribution Agreement     Filed as Exhibit 99.e.4 to PEA 48 and
                          between the Registrant and John         incorporated herein by reference
                          Hancock Funds, LLC




8                         Not applicable.

9                         Master Custodian Agreement between      Filed as Exhibit 99.g to PEA 58 and
                          John Hancock Mutual Funds (including    incorporated herein by reference
                          Registrant) and The Bank of New York

9.1                       Amendment to Custodian Agreement        Filed as Exhibit 99.g.1 to PEA 61
                                                                  and incorporated herein by reference

10                        Amended & Restate Master Transfer       Filed as Exhibit 99.h to PEA 52 and
                          Agent Service Agreement between John    incorporated herein by reference
                          Hancock Mutual Funds (including
                          Registrant) and John Hancock Funds,
                          LLC

10.1                      Form of Accounting and Legal Services   Filed as Exhibit 99.h.1 to Registrant's
                          Agreement                               Statement on Form N-1A and incorporated
                                                                  herein by reference to post-effective
                                                                  amendment no. 46 (file nos. 811-1677
                                                                  and 2-29502 on June 14, 1996, accession
                                                                  number 0001010521-96-000095.

10.2                      Amendment to Master Transfer Agent      Filed as Exhibit 99.h.2 to PEA 61
                          Service Agreement                       and incorporated herein by reference

11                        Class A and Class B Distribution        Filed as Exhibit 99.m to PEA 48 and
                          Plans between Registrant and John       incorporated herein by reference
                          Hancock Funds, LLC

11.1                      Class C Distribution Plans between      Filed as Exhibit 99.m.1 to PEA 52 and
                          Registrant and John Hancock Funds, LLC  incorporated herein by reference

12                        John Hancock Funds Class A, Class B,    Filed as Exhibit 99.o to PEA 59 and
                          Class C and Class I Amended and         incorporated herein by reference
                          restated Multiple Class Plan pursuant
                          to Rule 18f-3



12.1                      Class A, Class B, and Class C           Filed as Exhibit (m).2
                          Distribution Plan of John Hancock U.S.
                          Global Leaders Fund

12.2                      Form of Class A Distribution Plan of    Filed as Exhibit 99.(m).3 to
                          John Hancock Classic Value Fund         PEA 63 and incorporated herein by
                                                                  reference

13                        Opinion as to legality of shares and    Filed herewith as Exhibit 14
                          consent

14                        Form of opinion as to tax matters and   Filed herewith as Exhibit 15
                          consent




15                        Consents of Tait, Weller & Baker LLP    Filed herewith as Exhibit 17
                          regarding the audited financial
                          statements of Pzena Focused Valued Fund

16                        Not applicable

17                        Powers of Attorney                      Filed as addendum to signature pages and
                                                                  incorporated herein by reference

18                        Code of Ethics- John Hancock Funds,     Filed as Exhibit 99.p to Registrant's
                          LLC and Independence Investment LLC     Registration Statement on Form N-1A and
                                                                  incorporated herein by reference to
                                                                  post-effective amendment no. 55 (file
                                                                  nos. 811-1677 and 2-29502 on June 14,
                                                                  1996; accession no. 0001010521-00-000251)
                                                                  ("PEA 55")

18.1                      Code of Ethics-John Hancock Funds, LLC  Filed as Exhibit 99(p).1 to PEA 61 and
                                                                  incorporated herein by reference

18.2                      Code of Ethics-Yeager, Woods and        Filed as Exhibit 99.(p).2 to PEA 61 and
                          Marshall, Inc.                          incorporated herein by reference

18.3                      Amended and Restated Code of Ethics     Filed herewith as Exhibit 18
                          of Pzena Investment Management, LLC

18.4                      Addendum to Amended and Restated Code   Filed herewith as Exhibit 18.1
                          of Ethics of Pzena Investment
                          Management, LLC




ITEM 17. UNDERTAKINGS.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party which is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequence of the proposed reorganization within a reasonable time after receipt of such opinion.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and Commonwealth of Massachusetts on the 6th day of September, 2002.

                               JOHN HANCOCK CAPITAL SERIES



                               By:                   *
                               --------------------------------------------

                               Maureen R. Ford
                               Chairman, President and Chief Executive Officer


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



             Signature                              Title                                Date

         *                            Trustee, Chairman and Chief
---------------------------
Maureen R. Ford                       Executive Officer


               *                      Senior Vice President and
---------------------------
Richard A. Brown                      Chief Financial Officer


/s/William H. King                    Vice President, Treasurer                    September 6, 2002
---------------------------
William H. King                       (Chief Accounting Officer)


         *                            Trustee
---------------------------
Dennis S. Aronowitz

         *                            Trustee
---------------------------
Richard P. Chapman, Jr.

         *                            Trustee
---------------------------
William J. Cosgrove

         *                            Trustee
---------------------------
John M. DeCiccio



         *                            Trustee
---------------------------
Richard A. Farrell

         *                            Trustee
---------------------------
Gail D. Fosler

         *                            Trustee
---------------------------
William F. Glavin

         *                            Trustee
---------------------------
John A. Moore

         *                            Trustee
---------------------------
Patti McGill Peterson

         *                            Trustee
---------------------------
John W. Pratt



*  By:   /s/Susan S. Newton                                        September 6, 2002
         ---------------------------
         Susan S. Newton, Attorney-in-Fact,
         under Powers of Attorney dated
         June 23, 2001 and September 12, 2001.



Panel A
-------
John Hancock Capital Series                                      John Hancock Strategic Series
John Hancock Declaration Trust                                   John Hancock Tax-Exempt Series Fund
John Hancock Income Securities Trust                             John Hancock World Fund
John Hancock Investors Trust                                     John Hancock Investment Trust II
John Hancock Equity Trust                                        John Hancock Investment Trust III
John Hancock Sovereign Bond Fund


Panel B
-------
John Hancock Bank and Thrift Opportunity Fund                    John Hancock Patriot Global Dividend Fund
John Hancock Bond Trust                                          John Hancock Patriot Preferred Dividend Fund
John Hancock California Tax-Free Income Fund                     John Hancock Patriot Premium Dividend Fund I
John Hancock Current Interest                                    John Hancock Patriot Premium Dividend Fund II
John Hancock Institutional Series Trust                          John Hancock Patriot Select Dividend Trust
John Hancock Investment Trust                                    John Hancock Series Trust
John Hancock Cash Reserve, Inc.                                  John Hancock Tax-Free Bond Trust



                                POWER OF ATTORNEY
                                -----------------

         The undersigned Officer of each of the above listed Trusts, each a Massachusetts business trust, or Maryland Corporation, does hereby severally constitute and appoint SUSAN S. NEWTON, WILLIAM H. KING, AND AVERY P. MAHER, and each acting singly, to be my true, sufficient and lawful attorneys, with full power to each of them, and each acting singly, to sign for me, in my name and in the capacity indicated below, any Registration Statement on Form N-1A and any Registration Statement on Form N-14 to be filed by the Trust under the Investment Company Act of 1940, as amended (the "1940 Act"), and under the
Securities Act of 1933, as amended (the "1933 Act"), and any and all amendments to said Registration Statements, with respect to the offering of shares and any and all other documents and papers relating thereto, and generally to do all such things in my name and on my behalf in the capacity indicated to enable the Trust to comply with the 1940 Act and the 1933 Act, and all requirements of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by said attorneys or each of them to any such Registration Statements and any and all amendments thereto.

         IN WITNESS WHEREOF, I have hereunder set my hand on this Instrument as of the 23rd day of June, 2001.


                                               /s/Richard A. Brown
                                               -------------------
                                               Richard A. Brown
                                               Chief Financial Officer



Commonwealth of Massachusetts                             )ss
----------------------------------------------------------
COUNTY OF Suffolk                                         )
          ------------------------------------------------

         Then personally appeared the above-named Richard A. Brown, who acknowledged the foregoing instrument to be his free act and deed, before me, this 23rd day of June, 2001.

                                 /s/Erika L. Nager
                                 -----------------
                                 Notary Public

                                 My Commission Expires:  June 14, 2007
                                                         -------------


s:\general\prwattn\01June23.doc




John Hancock Capital Series                                      John Hancock Strategic Series
John Hancock Declaration Trust                                   John Hancock Tax-Exempt Series Fund
John Hancock Income Securities Trust                             John Hancock World Fund
John Hancock Investors Trust                                     John Hancock Investment Trust II
John Hancock Equity Trust                                        John Hancock Investment Trust III
John Hancock Sovereign Bond Fund


                                POWER OF ATTORNEY

         The undersigned Trustee/Officer of each of the above listed Trusts, each a Massachusetts business trust or Maryland corporation, does hereby severally constitute and appoint Susan S. Newton, WILLIAM h. KING, and AVERY P.
MAHER, and each acting singly, to be my true, sufficient and lawful attorneys, with full power to each of them, and each acting singly, to sign for me, in my name and in the capacity indicated below, any Registration Statement on Form
N-1A and any Registration Statement on Form N-14 to be filed by the Trust under the Investment Company Act of 1940, as amended (the "1940 Act"), and under the Securities Act of 1933, as amended (the "1933 Act"), and any and all amendments to said Registration Statements, with respect to the offering of shares and any and all other documents and papers relating thereto, and generally to do all such things in my name and on my behalf in the capacity indicated to enable the Trust to comply with the 1940 Act and the 1933 Act, and all requirements of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by said attorneys or each of them to any such Registration Statements and any and all amendments thereto.

         IN WITNESS WHEREOF, I have hereunder set my hand on this Instrument as of the 12th day of September, 2001.



/s/ Maureen R. Ford                                  /s/Gail D. Fosler
-------------------                                  -----------------
Maureen R. Ford, as Chairman and Chief               Gail D. Fosler
Exective Officer

/s/John M. DeCiccio                                  /s/William F. Glavin
-------------------                                  --------------------
John M. DeCiccio, as Trustee                         William F. Glavin

/s/Dennis S. Aronowitz                               /s/John A. Moore
----------------------                               ----------------
Dennis S. Aronowitz                                  John A. Moore

/s/Richard P. Champman, Jr.                          /s/Patti McGill Peterson
---------------------------                          ------------------------
Richard P. Chapman, Jr.                              Patti McGill Peterson

/s/William J. Cosgrove                               /s/John W. Pratt
----------------------                               ----------------
William J. Cosgrove                                  John W. Pratt

/s/Richard A. Farell
--------------------
Richard A. Farrell





COMMONWEALTH OF MASSACHIUSETTS)
------------------------------
                              )ss
COUNTY OF SUFFOLK             )
-----------------

         Then personally appeared the above-named Richard A. Brown, who acknowledged the foregoing instrument to be his free act and deed, before me, this 23rd day of June, 2001.

                                 /s/Erika Nager
                                 --------------
                                 Notary Public

                                 My Commission Expires:  June 14, 2007
                                                         -------------


s:\general\prwattn\01Sept12.doc

                                  EXHIBIT INDEX

The following exhibits are filed as part of this Registration Statement:

Exhibit No.                Description

1 Amendment to Declaration of Trust -Establishment and Designation of New Series of Shares

4 Agreement and Plan of Reorganization between the John Hancock Classic Value Fund (the "Acquiring Fund") and Pzena Focused Value Fund (the "Acquired Fund") (filed as EXHIBIT A to Part A of this Registration Statement).

14       Opinion as to legality of shares and consent.

15       Form of opinion as to tax matters and consent.

17 Consent of Tait, Weller & Baker LLP regarding the audited financial statements and highlights of the Pzena Focused Value Fund.

18       Amended and Restated Code of Ethics of Pzena Investment Management LLC.

18.1 Addendum to Amended and Restated Code of Ethics of Pzena Investment Management, LLC.